JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.2%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	53,156
4.38%, 5/15/2040	209,953	202,227
1.13%, 8/15/2040	29,845	18,554
3.88%, 8/15/2040	54,475	49,504
2.25%, 5/15/2041	207,900	150,784
2.75%, 11/15/2042	289,890	219,082
3.13%, 2/15/2043	138,080	109,801
3.88%, 2/15/2043	3,905	3,445
3.88%, 5/15/2043	101,570	89,374
3.63%, 8/15/2043	531,973	450,972
4.38%, 8/15/2043	44,779	41,923
3.75%, 11/15/2043	256,218	220,418
3.63%, 2/15/2044	198,360	167,219
3.00%, 11/15/2044	50,821	38,624
3.00%, 11/15/2045	9,035	6,778
2.50%, 2/15/2046	70,000	47,920
2.25%, 8/15/2046	75,659	48,971
3.00%, 2/15/2047	5,431	4,016
3.00%, 2/15/2048	78,220	57,186
3.13%, 5/15/2048	43,243	32,257
3.00%, 8/15/2048	4,200	3,054
2.88%, 5/15/2049	12,946	9,124
2.25%, 8/15/2049	180,150	111,074
2.38%, 11/15/2049	98,830	62,402
2.00%, 2/15/2050	76,853	44,356
1.38%, 8/15/2050	483,023	234,247
1.63%, 11/15/2050	62,475	32,314
1.88%, 2/15/2051	204,145	112,296
2.38%, 5/15/2051	166,815	103,341
2.00%, 8/15/2051	144,750	81,597
1.88%, 11/15/2051	200,075	108,838
2.25%, 2/15/2052	150,605	89,804
2.88%, 5/15/2052	131,125	89,913
3.00%, 8/15/2052	172,625	121,330
4.00%, 11/15/2052	200,103	169,900
3.63%, 2/15/2053	28,800	22,841
4.63%, 5/15/2054	33,110	31,216
4.25%, 8/15/2054	6,595	5,841
4.50%, 11/15/2054	20,140	18,603
4.75%, 5/15/2055	26,990	25,978
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,310	3,331
3.63%, 4/15/2028	18,509	19,263
2.50%, 1/15/2029	5,517	5,672
U.S. Treasury Notes
1.50%, 1/31/2027	5,196	5,117
4.13%, 2/28/2027	250,000	250,513

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.63%, 5/31/2027	200,000	197,503
2.75%, 7/31/2027	113,240	111,723
3.13%, 8/31/2027	111,315	110,215
0.38%, 9/30/2027	31,575	30,126
4.13%, 10/31/2027	318,905	319,578
4.25%, 1/15/2028	53,280	53,488
1.25%, 3/31/2028	160,035	152,321
3.63%, 3/31/2028	12,000	11,920
1.25%, 4/30/2028	85,520	81,207
2.88%, 5/15/2028	7,030	6,881
1.25%, 6/30/2028	782,088	739,317
1.00%, 7/31/2028	149,415	140,147
1.75%, 1/31/2029	48,420	45,628
1.88%, 2/28/2029	218,300	206,072
3.88%, 4/15/2029	391,194	389,330
2.88%, 4/30/2029	617,050	597,189
3.25%, 6/30/2029	270,000	263,703
3.13%, 8/31/2029	86,645	84,157
3.88%, 9/30/2029	175,000	173,899
4.00%, 10/31/2029	113,000	112,704
4.38%, 12/31/2029	33,345	33,659
3.88%, 7/31/2030	45,000	44,590
3.63%, 9/30/2030	80,000	78,437
4.88%, 10/31/2030	315,775	325,174
3.88%, 3/31/2031	43,580	43,079
4.13%, 3/31/2031	235,323	235,112
1.63%, 5/15/2031	23,990	21,299
1.25%, 8/15/2031	115,000	99,421
1.38%, 11/15/2031	28,783	24,863
4.50%, 12/31/2031	14,685	14,909
4.38%, 1/31/2032	37,635	37,969
1.88%, 2/15/2032	292,700	258,285
4.13%, 2/29/2032	30,000	29,879
2.88%, 5/15/2032	116,650	108,439
4.13%, 5/31/2032	264,440	263,087
4.00%, 7/31/2032	228,000	225,123
2.75%, 8/15/2032	171,000	157,180
3.75%, 10/31/2032	108,995	105,938
4.13%, 11/15/2032	21,000	20,851
3.88%, 8/15/2033	14,250	13,878
4.50%, 11/15/2033	1,226,022	1,240,485
4.00%, 2/15/2034	972,166	951,242
3.88%, 8/15/2034	826,090	798,790
4.25%, 11/15/2034	450,920	446,992
4.25%, 5/15/2035	61,730	61,040
U.S. Treasury STRIPS Bonds
0.70%, 11/15/2026 (a)	10,990	10,806
1.43%, 11/15/2027 (a)	50,000	47,246

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.79%, 8/15/2029 (a)	100,000	87,721
4.72%, 8/15/2030 (a)	63,190	53,112
3.22%, 11/15/2030 (a)	195,970	163,010
4.91%, 2/15/2031 (a)	449,750	370,037
4.70%, 5/15/2031 (a)	261,915	213,080
4.91%, 8/15/2031 (a)	567,895	456,807
4.71%, 11/15/2031 (a)	167,615	133,315
5.34%, 5/15/2032 (a)	113,297	88,137
4.05%, 8/15/2032 (a)	149,800	115,177
4.41%, 11/15/2032 (a)	122,788	93,342
4.68%, 2/15/2033 (a)	36,300	27,252
4.81%, 5/15/2033 (a)	108,105	80,159
7.10%, 8/15/2033 (a)	24,963	18,289
5.77%, 11/15/2033 (a)	60,239	43,623
4.11%, 8/15/2034 (a)	209,640	146,181
4.20%, 11/15/2034 (a)	319,920	220,228
4.32%, 2/15/2035 (a)	148,502	100,931
4.33%, 5/15/2035 (a)	102,600	68,880
4.38%, 8/15/2035 (a)	519,891	344,474
4.22%, 11/15/2035 (a)	91,000	59,506
4.27%, 2/15/2036 (a)	156,923	101,252
4.27%, 5/15/2036 (a)	198,352	126,254
4.46%, 8/15/2036 (a)	205,971	129,399
4.48%, 11/15/2036 (a)	238,076	147,497
4.49%, 2/15/2037 (a)	304,519	186,032
4.37%, 5/15/2037 (a)	234,743	141,507
4.49%, 8/15/2037 (a)	211,050	125,354
4.41%, 11/15/2037 (a)	147,236	86,193
4.66%, 2/15/2038 (a)	5,014	2,893
5.30%, 8/15/2039 (a)	17,900	9,446
0.00%, 5/15/2040 (a)	40,000	20,164
4.81%, 8/15/2040 (a)	31,482	15,619
5.25%, 11/15/2040 (a)	216,030	105,615
5.36%, 2/15/2041 (a)	138,670	66,700
5.46%, 8/15/2041 (a)	178,550	83,392
5.00%, 2/15/2042 (a)	87,575	39,687
5.40%, 2/15/2043 (a)	16,580	7,071
5.29%, 5/15/2046 (a)	19,005	6,727
Total U.S. Treasury Obligations (Cost $18,839,738)		17,583,120
Corporate Bonds — 24.6%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	13,035
5.80%, 10/11/2041 (b)	2,500	2,582
3.00%, 9/15/2050 (b)	5,645	3,729
Boeing Co. (The)
5.04%, 5/1/2027	9,155	9,204

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.15%, 5/1/2030	14,590	14,822
6.39%, 5/1/2031	11,580	12,353
3.60%, 5/1/2034	5,076	4,583
6.53%, 5/1/2034	19,270	21,036
5.71%, 5/1/2040	12,565	12,810
5.81%, 5/1/2050	14,000	13,860
Honeywell Aerospace, Inc.
4.60%, 3/16/2033 (b)	38,555	37,987
4.95%, 3/16/2036 (b)	14,975	14,813
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,561
5.40%, 7/31/2033	11,863	12,178
4.85%, 4/27/2035	1,918	1,889
Leidos, Inc.
2.30%, 2/15/2031	8,020	7,165
5.75%, 3/15/2033	8,600	8,903
5.00%, 3/15/2036	18,335	17,768
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,746
RTX Corp.
5.15%, 2/27/2033	11,955	12,194
4.50%, 6/1/2042	13,927	12,450
4.15%, 5/15/2045	7,861	6,479
3.75%, 11/1/2046	7,060	5,411
4.35%, 4/15/2047	4,020	3,363
2.82%, 9/1/2051	10,000	6,201
3.03%, 3/15/2052	3,840	2,475
6.40%, 3/15/2054	5,495	6,004
		298,601
Automobiles — 0.1%
Hyundai Capital America
1.50%, 6/15/2026 (b)	17,530	17,511
2.38%, 10/15/2027 (b)	9,020	8,767
1.80%, 1/10/2028 (b)	12,950	12,394
		38,672
Banks — 7.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	17,700	17,792
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	14,993
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	19,600	19,904
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	7,745	8,073
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	16,965	17,225
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	42,860	44,453
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	37,200	36,191
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	6,351

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.59%, 8/8/2028	37,800	38,623
5.13%, 11/6/2035	21,200	20,809
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,058
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	9,579
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	20,802
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	17,713
(SOFR + 2.16%), 5.02%, 7/22/2033 (c)	26,230	26,369
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	28,820	30,209
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	53,000	54,296
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	58,670	57,837
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	39,255
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	34,124
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	33,280	33,986
Bank of Montreal (Canada) Series J, (SOFR + 0.97%), 4.44%, 1/14/2032 (c)	20,850	20,533
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	7,526	7,592
(SOFR + 1.05%), 4.81%, 2/2/2034 (c)	26,940	26,592
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	23,810	23,613
5.79%, 7/13/2028 (b)	24,190	24,765
5.54%, 1/22/2030 (b)	13,575	13,924
4.54%, 1/15/2031 (b)	16,730	16,494
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	52,040	52,332
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	9,620	9,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	9,337
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	7,324	7,728
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	16,020	16,347
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	16,335	15,903
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (b)	33,059	33,100
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,536
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	20,560	20,830
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	26,260	26,799
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	28,910	29,348
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	32,240	33,345
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	11,707
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	23,410	23,596
5.28%, 5/30/2029 (b)	9,560	9,749
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	19,250	19,810
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	43,095	43,666
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (c)	11,500	11,364
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	13,485
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (c)	29,400	29,463

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (c)	21,875	23,900
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	23,406	24,031
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	14,995	15,685
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	49,665	50,972
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (c)	27,576	28,241
(SOFR + 1.36%), 4.89%, 7/3/2031 (b) (c)	49,395	49,383
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	10,504	11,472
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	30,700	32,050
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	26,134	26,431
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,527
Citigroup, Inc.
4.30%, 11/20/2026	6,200	6,206
4.45%, 9/29/2027	1,491	1,491
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,968
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,352
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	21,204	21,118
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	18,415	18,537
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	23,430	23,181
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	3,330	3,021
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	50,000	53,476
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	31,800	32,358
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	19,340	19,245
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,526	1,107
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	8,564	8,559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	12,715
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	25,880	26,064
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (c)	21,400	22,204
Credit Agricole SA (France)
5.59%, 7/5/2026 (b)	12,885	12,903
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	14,822	14,984
(SOFR + 1.17%), 4.66%, 1/12/2032 (b) (c)	15,002	14,787
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	45,845	47,248
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (c)	32,045	31,545
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	29,115	29,858
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	10,433	10,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	13,405	13,484
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (c)	14,355	14,106
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	21,572
(SOFR + 1.05%), 4.38%, 11/4/2031 (b) (c)	17,715	17,426
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	8,401	8,668
(SOFR + 0.95%), 4.57%, 4/29/2032 (c)	14,810	14,565
(SOFR + 1.24%), 5.14%, 1/29/2037 (c)	22,670	22,212

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	25,039
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	12,797
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	43,090	43,711
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	11,185	11,289
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	17,890	18,117
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	18,504
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	8,585	8,481
(SOFR + 1.21%), 4.68%, 3/10/2032 (c)	30,950	30,549
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	11,760
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	15,845	15,615
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	41,370	40,931
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	3,840	4,107
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (c)	17,160	17,414
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	13,000	13,324
ING Groep NV (Netherlands)
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	7,083	7,113
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (c)	21,980	21,881
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (c)	15,870	15,906
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	27,938	27,466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	36,960	39,606
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	26,465	26,708
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,705
(SOFR + 1.37%), 5.31%, 1/28/2037 (c)	10,115	9,969
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	6,805	6,847
4.38%, 3/22/2028	6,745	6,739
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	17,591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	14,443
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	20,600	20,897
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (c)	19,000	18,970
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	10,656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	30,645	30,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	15,000	15,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	33,520	33,696
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	29,653	29,826
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,594
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	14,835	14,969
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	25,946	25,768
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	41,515	43,034
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	18,278	18,675

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	21,370	21,321
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	38,175	38,549
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	34,180	34,223
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	29,735	30,646
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	14,000	14,822
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	14,814
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	46,316
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	20,755	20,769
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	34,925	35,821
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (c)	24,590	23,873
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	15,500	15,366
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	25,708	25,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	7,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	11,289	11,605
3.00%, 1/22/2030 (b)	6,844	6,408
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	30,301	30,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (c)	13,084	11,876
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	36,630	38,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (c)	21,602	23,176
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	16,372	16,977
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	30,570	30,123
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	15,994	16,152
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	7,725	7,780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (c)	12,115	11,874
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 7/16/2029	25,422	24,237
5.71%, 1/13/2030	23,065	23,837
5.24%, 4/15/2030	23,100	23,538
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	25,100	25,698
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	27,075	27,085
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	5,344	5,653
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	12,636
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	10,000	10,426
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	10,759	11,088
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	40,260	39,033
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	10,883
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	19,230	19,498
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	12,600	13,015
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,924

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	15,412	15,715
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	46,180	47,954
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	15,023	14,957
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	18,175	18,505
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	17,195
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	95,840	95,943
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	93,141	95,554
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	19,170	18,722
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,458
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,361
		3,774,833
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,232
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	616
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	11,205	9,318
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,960
4.50%, 5/9/2047	3,680	3,053
5.25%, 11/15/2048	3,091	2,848
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,713
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (b)	8,695	8,700
5.70%, 3/26/2036 (b)	8,621	8,712
		72,152
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,930
4.55%, 3/15/2035	3,881	3,771
4.50%, 5/14/2035	15,614	15,083
4.75%, 3/15/2036	12,735	12,481
4.05%, 11/21/2039	33,708	29,727
4.63%, 10/1/2042	9,850	8,886
4.40%, 11/6/2042	12,902	11,386
4.75%, 3/15/2045	7,000	6,310
4.45%, 5/14/2046	2,145	1,845
4.25%, 11/21/2049	10,194	8,345
5.55%, 3/15/2056	11,475	11,255
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,616
4.85%, 2/19/2036	19,115	18,737
3.15%, 2/21/2040	12,815	9,981
5.60%, 3/2/2043	23,181	23,008
4.66%, 6/15/2051	17,300	14,680
5.65%, 3/2/2053	16,083	15,635
5.75%, 3/2/2063	7,500	7,280

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Biogen, Inc.
3.25%, 2/15/2051	3,480	2,276
6.45%, 5/15/2055	5,340	5,679
		234,911
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	24,800	24,502
3.95%, 4/13/2052	27,400	21,115
5.80%, 3/13/2056	19,300	19,318
3.25%, 5/12/2061	7,000	4,368
		69,303
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	10,095	10,817
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,678
		21,495
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	19,650	21,452
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,626
4.85%, 3/29/2029	5,160	5,180
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	14,135	14,177
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	4,955	4,906
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	24,880	25,158
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	8,661	8,943
5.41%, 5/10/2029	16,725	17,152
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	11,195	11,737
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	6,960	6,995
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	30,818	31,107
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	26,935	26,866
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	10,555	9,938
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	9,255	9,106
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	17,877	16,265
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	14,751
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	15,288
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	18,675	18,409
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,250	27,333
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	25,535	25,772
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	39,376	39,953
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	20,000	19,691
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	10,537
(SOFR + 1.03%), 4.97%, 6/3/2032 (c)	9,280	9,302
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	11,367
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	23,688	21,479
(SOFR + 1.34%), 5.09%, 4/20/2034 (c)	24,430	24,379

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	53,955	54,302
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	13,000	13,227
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	44,510	43,231
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	37,520	36,704
(SOFR + 1.31%), 5.43%, 6/3/2037 (c)	16,600	16,688
6.75%, 10/1/2037	1,435	1,569
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	4,040
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	14,556
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	755
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,194
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,796
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	7,315
Morgan Stanley
4.35%, 9/8/2026	1,640	1,641
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,738
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	17,429
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	4,930	5,055
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	16,015	16,162
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	36,385	35,707
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	9,749
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	26,800	26,555
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (c)	21,880	21,787
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	28,678
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,474
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	11,146	11,364
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	21,675	21,892
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	18,980	18,417
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	31,685	31,027
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (c)	38,000	37,897
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,811
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	7,149
(SOFR + 1.78%), 5.90%, 3/13/2047 (c)	27,000	27,401
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	7,964
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	12,180	11,188
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	8,970
(SOFR + 1.22%), 4.78%, 10/23/2036 (c)	13,330	12,982
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,957
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	8,035	7,890
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	13,127	12,050
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	37,905	37,229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	9,855	10,511
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (c)	8,000	8,156

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	32,415	31,597
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (c)	29,685	29,224
		1,174,897
Chemicals — 0.1%
CF Industries, Inc. 5.30%, 11/26/2035	3,570	3,562
DuPont de Nemours, Inc. 5.32%, 11/15/2038	11,250	11,124
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	31,177	28,035
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,999
5.25%, 1/15/2045	4,729	4,428
5.00%, 4/1/2049	4,150	3,701
		56,849
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	6,890	6,947
6.32%, 12/4/2028 (b)	25,788	26,778
5.04%, 3/25/2030 (b)	23,200	23,404
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,223
		59,352
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	15,157
5.10%, 8/9/2035	26,000	25,923
3.05%, 10/1/2041	3,330	2,464
		43,544
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	6,052	5,586
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	39,380	39,105
5.10%, 1/19/2029	3,835	3,878
4.63%, 9/10/2029	22,915	22,865
3.30%, 1/30/2032	12,605	11,534
4.75%, 1/15/2033	12,970	12,709
5.00%, 11/15/2035	14,740	14,310
Aircastle Ltd. 5.75%, 10/1/2031 (b)	23,060	23,643
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	16,625	16,645
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	5,720	5,839
(SOFR + 1.24%), 4.80%, 10/24/2036 (c)	28,320	27,405
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (b)	29,501	28,601
4.95%, 1/15/2028 (b)	25,172	25,247
5.75%, 3/1/2029 (b)	6,790	6,935
4.20%, 4/15/2029 (b)	14,100	13,854

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.15%, 1/15/2030 (b)	19,965	20,059
4.90%, 10/10/2030 (b)	10,505	10,427
4.70%, 1/30/2031 (b)	17,510	17,193
4.95%, 10/15/2032 (b)	6,712	6,546
4.85%, 4/1/2033 (b)	29,422	28,419
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	30,504
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	14,562
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	7,500	7,306
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,755
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,343
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (c)	8,500	8,667
		419,351
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	3,018	3,180
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,049
5.00%, 4/15/2042	9,000	8,355
3.88%, 10/15/2046	11,000	8,409
5.50%, 9/15/2054	6,950	6,531
		35,524
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	6,000	6,077
5.13%, 3/12/2036	15,315	15,035
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	5,760	5,821
		26,933
Diversified — 0.3%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	172,933	173,797
Diversified Consumer Services — 0.0% ^
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	6,899
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,182
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,072
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,225
		23,378
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.70%, 3/15/2033	28,285	27,699
Safehold GL Holdings LLC 2.80%, 6/15/2031	3,991	3,613
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,854
WP Carey, Inc.
4.25%, 10/1/2026	4,970	4,969
2.45%, 2/1/2032	10,980	9,621
2.25%, 4/1/2033	12,000	10,051
		64,807

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,382
2.25%, 2/1/2032	26,520	23,173
4.75%, 4/30/2033	29,475	29,115
3.50%, 6/1/2041	35,836	27,869
3.65%, 6/1/2051	16,997	11,755
3.55%, 9/15/2055	25,312	16,549
3.80%, 12/1/2057	4,454	3,027
Comcast Corp.
5.30%, 6/1/2034	3,950	4,014
4.20%, 8/15/2034	3,361	3,162
5.17%, 1/15/2037 (b)	17,553	17,137
3.25%, 11/1/2039	19,265	14,904
3.75%, 4/1/2040	8,535	6,941
4.00%, 11/1/2049	5,553	4,061
3.45%, 2/1/2050	8,500	5,633
2.80%, 1/15/2051	24,803	14,335
2.89%, 11/1/2051	14,886	8,689
4.05%, 11/1/2052	1,350	973
2.94%, 11/1/2056	15,473	8,678
2.99%, 11/1/2063	962	516
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	589
Orange SA (France) 4.75%, 1/13/2033 (b)	53,360	52,744
Verizon Communications, Inc. 3.40%, 3/22/2041	7,000	5,439
		262,685
Electric Utilities — 2.5%
AEP Transmission Co. LLC 5.40%, 3/15/2053	4,030	3,849
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,073
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	18,480	18,710
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,492
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	8,020	5,350
2.90%, 6/15/2050	7,770	4,889
5.65%, 6/1/2054	17,320	16,939
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (b)	3,890	3,815
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,309
DTE Electric Co. 2.95%, 3/1/2050	8,800	5,716
DTE Electric Securitization Funding II LLC Series A-1, 5.97%, 3/1/2032	14,408	14,975
Duke Energy Carolinas LLC 5.40%, 1/15/2054	9,705	9,263
Duke Energy Corp.
3.75%, 9/1/2046	16,415	12,296
6.10%, 9/15/2053	26,040	26,423
5.70%, 9/15/2055	18,525	17,775
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,640
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	6,895	4,705
Duke Energy Progress LLC 2.90%, 8/15/2051	9,495	5,908
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,254

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,912
2.78%, 1/7/2032 (b)	6,275	5,534
Edison International
5.75%, 6/15/2027	2,000	2,015
4.13%, 3/15/2028	6,730	6,631
5.00%, 5/5/2028	5,080	5,090
5.25%, 11/15/2028	15,800	15,877
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	19,275	20,178
Emera US Finance LP (Canada) 4.75%, 6/15/2046	40,095	33,999
ENEL Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,417
5.13%, 6/26/2029 (b)	15,935	16,124
5.50%, 6/26/2034 (b)	22,930	23,277
5.00%, 9/30/2035 (b)	12,700	12,387
6.00%, 10/7/2039 (b)	897	916
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	4,961
5.75%, 6/1/2054	6,750	6,689
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,951
3.05%, 6/1/2031	4,606	4,277
5.80%, 3/15/2055	17,840	17,790
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,357
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,393
Evergy Metro, Inc. 5.40%, 4/1/2034	6,931	7,112
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	10,464	10,531
Evergy, Inc. 2.90%, 9/15/2029	7,869	7,469
Exelon Corp. 5.30%, 3/15/2033	13,000	13,308
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	51,170
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	1,570	1,535
5.20%, 4/1/2028 (b)	2,400	2,427
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,950
4.55%, 4/1/2049 (b)	830	697
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,536
5.30%, 4/1/2053	9,410	8,884
Fortis, Inc. (Canada) 3.06%, 10/4/2026	8,472	8,439
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,526
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,820	6,364
5.40%, 6/1/2033 (b)	5,000	5,078
5.65%, 5/9/2034 (b)	18,040	18,531
Jersey Central Power & Light Co.
5.10%, 1/15/2035	8,680	8,663

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.15%, 6/1/2037	1,740	1,842
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,828
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,655
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	8,292
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	11,030	10,013
5.55%, 3/15/2054	45,000	42,622
Niagara Mohawk Power Corp.
5.66%, 1/17/2054 (b)	8,540	8,091
6.00%, 7/3/2055 (b)	3,735	3,712
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,167
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	13,055	12,639
5.41%, 10/15/2035 (b)	5,289	5,193
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,262
Oncor Electric Delivery Co. LLC 4.95%, 9/15/2052	19,830	17,610
Pacific Gas and Electric Co.
3.75%, 7/1/2028	7,665	7,523
6.10%, 1/15/2029	28,870	29,790
6.40%, 6/15/2033	33,829	36,001
5.80%, 5/15/2034	21,651	22,161
6.00%, 8/15/2035	35,355	36,477
4.45%, 4/15/2042	5,700	4,722
3.75%, 8/15/2042 (e)	2,882	2,173
4.30%, 3/15/2045	18,688	14,717
4.00%, 12/1/2046	5,000	3,725
6.75%, 1/15/2053	7,990	8,400
5.90%, 10/1/2054	18,445	17,454
6.00%, 5/1/2056	7,660	7,360
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	5,000	5,203
PECO Energy Co. 2.80%, 6/15/2050	6,430	3,982
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,912
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	22,227
Series A-3, 5.54%, 7/15/2047	8,670	8,528
Series A-3, 5.53%, 6/1/2049	26,600	26,266
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,135
Series A-4, 5.21%, 12/1/2047	9,600	9,059
Series A-5, 4.67%, 12/1/2051	2,170	1,880
Series A-5, 5.10%, 6/1/2052	26,355	24,158
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,554
5.25%, 5/15/2053	14,285	13,371
Public Service Co. of Colorado 5.25%, 4/1/2053	10,460	9,654
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,780

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.20%, 1/15/2035	6,205	6,208
Series G, 6.63%, 11/15/2037	3,901	4,192
Series K, 3.15%, 8/15/2051	12,330	7,950
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,271
Series A-1, 4.70%, 6/15/2040	15,903	15,462
Series A-3, 2.51%, 11/15/2043	7,950	5,498
5.34%, 3/15/2045	19,235	19,018
Series A-2, 5.11%, 12/15/2047	6,495	6,045
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	20,308
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	13,707	13,776
Series A2, 5.17%, 5/15/2041	6,960	6,729
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,228
6.00%, 1/15/2034	895	929
5.20%, 6/1/2034	14,150	13,989
6.05%, 3/15/2039	2,197	2,233
3.90%, 12/1/2041	3,408	2,635
Series C, 4.13%, 3/1/2048	1,800	1,354
Series 20A, 2.95%, 2/1/2051	3,000	1,805
5.70%, 3/1/2053	5,545	5,105
5.75%, 4/15/2054	13,500	12,519
5.90%, 3/1/2055	8,030	7,640
Southern Co. (The) 5.70%, 3/15/2034	28,704	29,787
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,218
Union Electric Co.
5.20%, 4/1/2034	13,540	13,772
3.90%, 4/1/2052	6,367	4,809
5.45%, 3/15/2053	11,765	11,264
5.13%, 3/15/2055	8,335	7,586
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,209
Vistra Operations Co. LLC
4.38%, 5/1/2029 (b)	11,083	10,869
6.95%, 10/15/2033 (b)	2,981	3,244
6.00%, 4/15/2034 (b)	4,203	4,330
5.70%, 12/30/2034 (b)	13,240	13,394
5.35%, 1/31/2036 (b)	15,930	15,577
Xcel Energy, Inc. 4.80%, 9/15/2041	829	738
		1,342,205
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	28,740	27,201
Corning, Inc. 5.35%, 11/15/2048	6,270	5,980
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,728
		39,909

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.00%, 6/15/2036	26,080	25,687
Financial Services — 1.5%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	17,826	17,803
BCAP LLC Trust 0.00%, 9/17/2027 ‡	89,133	89,133
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (f)	54,175	53,585
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	174,940	174,721
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,466
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,228
3.85%, 4/5/2029	9,710	9,491
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	17,639	17,508
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,031
5.15%, 8/12/2034	18,135	17,678
4.40%, 7/1/2049	5,835	4,477
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,323
2.90%, 11/15/2031	9,690	8,560
5.20%, 11/15/2032	41,950	41,175
5.40%, 3/15/2033	17,624	17,390
5.55%, 11/15/2035	20,900	20,389
5.95%, 8/15/2052	3,625	3,436
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	130,120	133,373
LSEG Finance plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	28,842
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,146
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (b) (c)	26,080	25,424
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	5,770	5,831
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	77,566	77,566
		790,576
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	3,406	3,502
5.38%, 1/9/2036 (b)	5,080	5,058
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	22,130	20,227
5.15%, 8/4/2035	39,870	39,839
JBS NV
3.75%, 12/1/2031	15,000	13,976
6.75%, 3/15/2034	2,297	2,501
5.95%, 4/20/2035	8,980	9,258
5.50%, 1/15/2036	29,725	29,658
5.63%, 3/10/2037 (b)	1,815	1,810
6.50%, 12/1/2052	1,710	1,728
6.38%, 2/25/2055	16,735	16,713
6.38%, 4/15/2066	32,455	31,719

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kraft Heinz Foods Co.
5.00%, 7/15/2035	22,860	22,296
4.38%, 6/1/2046	2,562	2,057
4.88%, 10/1/2049	22,000	18,387
Mars, Inc. 5.00%, 3/1/2032 (b)	28,555	28,854
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	833
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,568
		258,984
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,126
4.13%, 3/15/2049	6,000	4,796
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,504
4.27%, 3/15/2048 (b)	6,500	5,073
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,228
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	7,979	7,138
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,695
		39,560
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.38%, 9/1/2042	4,018	3,538
3.55%, 2/15/2050	5,584	4,052
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,186
ERAC USA Finance LLC 5.20%, 10/30/2034 (b)	7,330	7,392
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,381
4.05%, 8/15/2052	5,192	4,003
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	12,927
Union Pacific Corp. 3.95%, 8/15/2059	6,000	4,418
		40,897
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	499	360
Solventum Corp. 5.60%, 3/23/2034	37,387	38,348
		38,708
Health Care Providers & Services — 1.3%
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	12,957
Banner Health 1.90%, 1/1/2031	13,950	12,383
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,186
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,706
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,668
Cencora, Inc. 5.13%, 2/15/2034	30,700	30,857
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,683
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,259

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.25%, 1/15/2036	20,433	20,510
3.20%, 3/15/2040	24,119	18,854
4.80%, 7/15/2046	1,904	1,674
CommonSpirit Health
2.78%, 10/1/2030	6,205	5,721
4.19%, 10/1/2049	5,540	4,301
3.91%, 10/1/2050	6,600	4,895
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,151
CVS Health Corp.
5.13%, 2/21/2030	8,553	8,677
5.25%, 2/21/2033	22,000	22,365
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	6,723	6,276
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,454
4.65%, 8/15/2044	4,149	3,616
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,031
Hartford HealthCare Corp. 3.45%, 7/1/2054	6,166	4,323
HCA, Inc.
5.50%, 3/1/2032	9,612	9,860
5.60%, 4/1/2034	28,350	29,025
5.75%, 3/1/2035	23,003	23,673
4.90%, 11/15/2035	10,120	9,795
5.13%, 6/15/2039	4,805	4,559
5.50%, 6/15/2047	17,500	16,225
3.50%, 7/15/2051	6,831	4,573
4.63%, 3/15/2052	27,825	22,406
5.95%, 9/15/2054	12,475	12,127
6.10%, 4/1/2064	17,625	17,393
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,362
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,301
Memorial Health Services 3.45%, 11/1/2049	25,595	17,950
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,653
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,769
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,502
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,487
Series 2020, 3.38%, 7/1/2055	9,170	6,199
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	16,514
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,684
6.40%, 11/30/2033	11,460	12,438
Sutter Health 5.55%, 8/15/2053	5,000	4,890
Texas Health Resources
2.33%, 11/15/2050	6,717	3,788
4.33%, 11/15/2055	4,275	3,520
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	173,202	174,933
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,047

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,589
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,750
3.25%, 5/15/2051	9,695	6,517
5.88%, 2/15/2053	9,740	9,777
5.05%, 4/15/2053	19,000	16,997
		699,850
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	2,800	2,466
DOC DR LLC
4.30%, 3/15/2027	4,500	4,498
3.95%, 1/15/2028	2,100	2,080
2.63%, 11/1/2031	6,195	5,527
Ventas Realty LP
3.25%, 10/15/2026	7,254	7,225
3.85%, 4/1/2027	4,308	4,291
Welltower OP LLC
6.50%, 3/15/2041	460	510
4.95%, 9/1/2048	5,000	4,603
		31,200
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	29,565	30,044
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	26,869
Constellation Energy Generation LLC
5.80%, 3/1/2033	4,555	4,775
6.25%, 10/1/2039	18,303	19,329
5.75%, 10/1/2041	15,265	15,342
6.50%, 10/1/2053	3,470	3,718
Southern Power Co. 5.15%, 9/15/2041	7,079	6,744
		106,821
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (b)	5,400	5,319
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	11,095	10,967
Prologis LP 2.25%, 4/15/2030	3,830	3,525
		19,811
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	5,800
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	8,986
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,671
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,089
5.75%, 3/1/2054	9,050	8,856
Athene Global Funding 2.95%, 11/12/2026 (b)	42,215	41,942
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	24,230	18,452
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	11,141

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Corebridge Global Funding 4.90%, 8/21/2032 (b)	4,955	4,909
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,259
6.50%, 6/4/2029	22,393	22,762
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	12,750
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	13,970
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/2070 (b)	6,450	4,182
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,263
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,544
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	7,900	8,974
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,071
4.45%, 5/15/2069 (b)	11,250	8,682
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,989
Pine Street Trust III 6.22%, 5/15/2054 (b)	21,750	21,965
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,084
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	16,136
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	2,600	2,596
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,266
4.27%, 5/15/2047 (b)	5,480	4,419
		316,758
Interactive Media & Services — 0.4%
Alphabet, Inc.
5.50%, 2/15/2046	17,720	17,552
5.65%, 2/15/2056	26,030	25,876
5.75%, 2/15/2066	16,010	15,886
Meta Platforms, Inc.
4.88%, 11/15/2035	42,180	41,213
5.25%, 5/15/2036	13,065	13,054
5.50%, 11/15/2045	41,850	39,284
5.60%, 5/15/2053	30,000	27,781
5.40%, 8/15/2054	11,965	10,711
5.63%, 11/15/2055	16,665	15,367
6.30%, 5/15/2056	16,800	16,951
		223,675
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	9,552	9,244
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,981
2.30%, 9/14/2031	10,000	8,706
		31,931

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	8,360	8,240
2.80%, 10/15/2041	6,745	4,921
		13,161
Machinery — 0.0% ^
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,603
Media — 0.2%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,403
5.38%, 4/1/2038	4,923	4,387
3.50%, 6/1/2041	12,020	8,394
3.50%, 3/1/2042	7,800	5,374
5.38%, 5/1/2047	9,380	7,567
4.80%, 3/1/2050	13,160	9,765
3.70%, 4/1/2051	27,270	16,821
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	8,375	4,486
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,252
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,417
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,324
7.30%, 7/1/2038	2,197	2,290
6.75%, 6/15/2039	1,794	1,782
5.88%, 11/15/2040	16,175	14,543
5.50%, 9/1/2041	6,940	5,988
		92,793
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 5.25%, 3/19/2036 (b)	11,120	11,024
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	17,281	18,369
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	16,105	14,680
5.63%, 4/4/2034 (b)	23,352	24,058
5.51%, 4/1/2036 (b)	15,000	15,153
Newmont Corp. 3.25%, 5/13/2030	4,606	4,429
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	26,286
		113,999
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 0.00%, 7/1/2030 ‡	60,000	60,000
Multi-Utilities — 0.4%
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	5,067	5,142
Engie SA (France) 5.63%, 4/10/2034 (b)	13,225	13,623
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,150
NiSource, Inc. 5.80%, 2/1/2042	6,726	6,628
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	8,049
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,721

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
5.45%, 4/1/2034	7,700	7,870
Puget Energy, Inc.
2.38%, 6/15/2028	6,522	6,235
5.73%, 3/15/2035	11,300	11,384
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,616
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,023
3.95%, 11/15/2041	2,690	2,214
2.95%, 8/15/2051	17,150	10,877
5.35%, 4/1/2053	3,000	2,804
Series EEEE, 5.95%, 3/15/2056	11,150	11,289
Sempra 5.25%, 3/15/2036	19,470	19,242
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,689
5.75%, 9/15/2033	12,830	13,363
Series B, 5.10%, 9/15/2035	7,500	7,439
5.88%, 3/15/2041	10,518	10,846
4.40%, 6/1/2043	1,392	1,175
3.95%, 10/1/2046	2,136	1,658
4.40%, 5/30/2047	2,274	1,891
		189,928
Office REITs — 0.0% ^
COPT Defense Properties LP
2.00%, 1/15/2029	3,440	3,219
4.50%, 10/15/2030	6,270	6,160
		9,379
Oil, Gas & Consumable Fuels — 1.1%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (b)	6,320	5,946
BP Capital Markets America, Inc. 2.94%, 6/4/2051	25,080	15,966
Cheniere Energy Partners LP 5.55%, 10/30/2035	12,420	12,672
Cheniere Energy, Inc.
5.65%, 4/15/2034	13,830	14,243
5.20%, 7/30/2036 (b)	17,000	16,747
6.00%, 7/30/2056 (b)	6,500	6,489
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	3,993	4,016
5.68%, 1/15/2034 (b)	16,276	16,719
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	11,670	12,158
6.04%, 11/15/2033 (b)	11,250	11,884
5.44%, 2/15/2035 (b)	36,855	37,400
5.96%, 2/15/2055 (b)	25,130	24,837
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	12,370
5.50%, 1/15/2055	10,025	9,649
Devon Energy Corp. 5.75%, 9/15/2054	8,163	7,900

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	16,642
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	10,679
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,292
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,754
5.63%, 4/5/2034	19,445	20,146
6.70%, 11/15/2053	5,550	6,129
Energy Transfer LP
4.15%, 9/15/2029	9,791	9,658
5.35%, 1/15/2036	7,709	7,694
7.50%, 7/1/2038	2,695	3,132
6.05%, 6/1/2041	4,266	4,344
6.10%, 2/15/2042	7,220	7,214
5.95%, 10/1/2043	3,950	3,896
5.30%, 4/1/2044	1,840	1,682
5.00%, 5/15/2044 (e)	8,600	7,592
6.00%, 6/15/2048	6,419	6,255
6.25%, 4/15/2049	5,655	5,667
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	4,843	4,765
5.95%, 5/15/2054 (b)	14,030	13,991
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,200
EQT Corp. 3.90%, 10/1/2027	1,306	1,298
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,344
4.11%, 3/1/2046	2,726	2,273
3.10%, 8/16/2049	17,965	12,222
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	14,134	11,674
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (b)	12,470	12,257
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	5,436
NGPL PipeCo LLC 4.88%, 8/15/2027 (b)	8,486	8,517
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	4,550	4,348
Occidental Petroleum Corp. 4.30%, 8/15/2039	6,860	5,929
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,987
ONEOK, Inc.
4.75%, 10/15/2031	12,960	12,883
4.95%, 10/15/2032	16,771	16,715
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	16,297
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	7,000	7,026
5.03%, 10/1/2029	8,260	8,315
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	11,584	12,171
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,993
3.46%, 7/12/2049	12,800	9,198

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.13%, 5/29/2050	20,230	13,629
Western Midstream Operating LP 5.25%, 2/1/2050 (e)	7,040	6,149
		555,389
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	14,792	14,126
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom) 4.00%, 9/18/2042	4,270	3,629
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,350
4.55%, 2/20/2048	5,046	4,328
4.25%, 10/26/2049	21,446	17,413
3.70%, 3/15/2052	16,992	12,406
Eli Lilly & Co.
4.70%, 2/9/2034	15,300	15,250
5.00%, 2/9/2054	17,320	15,977
5.70%, 5/20/2066	10,690	10,741
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,398
2.75%, 12/10/2051	7,065	4,324
2.90%, 12/10/2061	14,550	8,411
Novartis Capital Corp. 5.70%, 3/18/2056	7,720	7,831
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	36,640	33,791
Takeda Pharmaceutical Co. Ltd. (Japan)
5.65%, 7/5/2044	7,762	7,699
3.18%, 7/9/2050	16,452	10,911
		169,459
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,537
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,785
5.50%, 4/1/2034	6,190	6,309
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,823
UDR, Inc.
2.95%, 9/1/2026	3,831	3,816
3.50%, 1/15/2028	1,354	1,334
3.00%, 8/15/2031	4,750	4,364
2.10%, 8/1/2032	5,520	4,693
3.10%, 11/1/2034	6,440	5,529
		38,653
Retail REITs — 0.1%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,832
NNN REIT, Inc.
3.60%, 12/15/2026	5,527	5,506
5.60%, 10/15/2033	7,500	7,726

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
5.50%, 6/15/2034	9,180	9,359
Realty Income Corp. 3.00%, 1/15/2027	2,243	2,226
Regency Centers LP 4.13%, 3/15/2028	1,755	1,748
		32,397
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,872
Broadcom, Inc.
5.15%, 11/15/2031	16,770	17,131
4.55%, 2/15/2032	10,780	10,675
3.14%, 11/15/2035 (b)	40,051	34,118
4.80%, 2/15/2036	16,008	15,585
3.19%, 11/15/2036 (b)	5,766	4,824
Foundry JV Holdco LLC
6.10%, 1/25/2036 (b)	5,331	5,602
6.20%, 1/25/2037 (b)	11,375	12,000
Intel Corp.
3.73%, 12/8/2047	9,000	6,525
3.25%, 11/15/2049	15,310	10,061
5.70%, 2/10/2053	17,000	16,155
KLA Corp.
3.30%, 3/1/2050	7,000	4,851
4.95%, 7/15/2052	7,000	6,357
Marvell Technology, Inc.
4.75%, 7/15/2030	5,518	5,535
2.95%, 4/15/2031	7,790	7,179
5.45%, 7/15/2035	17,842	18,256
NXP BV (Netherlands)
2.50%, 5/11/2031	30,981	27,861
5.00%, 1/15/2033	4,000	3,991
3.25%, 5/11/2041	24,465	18,544
		229,122
Software — 0.5%
Oracle Corp.
4.80%, 9/26/2032	19,220	18,469
4.90%, 2/6/2033	9,640	9,267
3.90%, 5/15/2035	1,952	1,680
5.70%, 2/4/2036	21,475	21,099
3.60%, 4/1/2040	10,434	7,737
3.65%, 3/25/2041	19,515	14,290
5.88%, 9/26/2045	13,100	11,716
6.55%, 2/4/2046	6,615	6,378
4.00%, 7/15/2046	15,792	10,984
3.60%, 4/1/2050	53,900	33,690
3.95%, 3/25/2051	18,610	12,225
6.70%, 2/4/2056	31,510	30,348
6.85%, 2/4/2066	15,075	14,440

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
4.75%, 2/15/2032	9,385	9,271
4.90%, 10/15/2034	24,270	23,444
Synopsys, Inc. 5.15%, 4/1/2035	20,850	20,822
		245,860
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,366
2.10%, 6/15/2030	8,940	8,096
1.88%, 10/15/2030	19,410	17,257
5.90%, 11/15/2033	17,280	18,142
Crown Castle, Inc.
5.60%, 6/1/2029	12,355	12,664
5.80%, 3/1/2034	12,960	13,378
Extra Space Storage LP 3.50%, 7/1/2026	8,937	8,933
		82,836
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,621
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,670
		15,291
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	14,187	10,921
3.75%, 9/12/2047	13,570	10,589
2.70%, 8/5/2051	57,605	35,622
4.10%, 8/8/2062	5,260	4,071
Dell International LLC
4.90%, 10/1/2026	5,595	5,602
5.25%, 2/1/2028	5,508	5,583
5.30%, 10/1/2029	6,000	6,129
5.00%, 4/1/2030	4,770	4,832
5.50%, 4/1/2035	46,000	47,104
		130,453
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	24,600
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	9,875	9,034
4.54%, 8/15/2047	12,507	10,308
		43,942
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.38%, 7/15/2029 (b)	20,000	20,276

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
5.13%, 4/10/2030 (b)	9,650	9,691
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,895
		33,862
Water Utilities — 0.0% ^
American Water Capital Corp. 6.59%, 10/15/2037	3,354	3,771
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,857
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,929
3.88%, 4/15/2030	25,095	24,420
3.40%, 10/15/2052	16,650	11,083
5.50%, 1/15/2055	9,450	8,837
3.60%, 11/15/2060	4,000	2,644
		71,770
Total Corporate Bonds (Cost $13,515,369)		13,022,573
Mortgage-Backed Securities — 19.2%
FHLMC
Pool # 785618, ARM, 6.13%, 7/1/2026 (f)	—	—
Pool # 789758, ARM, 6.50%, 9/1/2032 (f)	3	3
Pool # 847621, ARM, 5.90%, 5/1/2033 (f)	203	207
Pool # 781087, ARM, 5.86%, 12/1/2033 (f)	37	38
Pool # 1B1665, ARM, 5.94%, 4/1/2034 (f)	38	38
Pool # 782870, ARM, 6.24%, 9/1/2034 (f)	146	150
Pool # 782979, ARM, 5.87%, 1/1/2035 (f)	308	320
Pool # 782980, ARM, 5.87%, 1/1/2035 (f)	91	93
Pool # 1Q0007, ARM, 6.39%, 12/1/2035 (f)	28	28
Pool # 1Q0025, ARM, 6.08%, 2/1/2036 (f)	30	31
Pool # 848431, ARM, 6.17%, 2/1/2036 (f)	109	112
Pool # 1G1861, ARM, 6.17%, 3/1/2036 (f)	127	131
Pool # 1J1380, ARM, 6.84%, 3/1/2036 (f)	11	11
Pool # 1L1286, ARM, 5.75%, 5/1/2036 (f)	73	75
Pool # 1H2618, ARM, 6.05%, 5/1/2036 (f)	204	212
Pool # 1G2415, ARM, 6.49%, 5/1/2036 (f)	39	41
Pool # 848068, ARM, 6.17%, 6/1/2036 (f)	187	191
Pool # 1G2557, ARM, 6.37%, 6/1/2036 (f)	348	359
Pool # 1A1082, ARM, 5.96%, 7/1/2036 (f)	89	91
Pool # 848365, ARM, 6.17%, 7/1/2036 (f)	91	94
Pool # 1H2623, ARM, 6.25%, 7/1/2036 (f)	40	42
Pool # 1A1085, ARM, 5.92%, 8/1/2036 (f)	72	73
Pool # 1B7242, ARM, 6.39%, 9/1/2036 (f)	315	325
Pool # 1Q0105, ARM, 6.42%, 9/1/2036 (f)	91	94
Pool # 1N0249, ARM, 5.70%, 10/1/2036 (f)	94	96
Pool # 1A1096, ARM, 5.78%, 10/1/2036 (f)	340	345
Pool # 1A1097, ARM, 5.95%, 10/1/2036 (f)	77	78
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (f)	87	89

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (f)	82	85
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (f)	92	96
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (f)	59	60
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (f)	156	160
Pool # 848115, ARM, 6.12%, 11/1/2036 (f)	60	62
Pool # 782760, ARM, 6.29%, 11/1/2036 (f)	179	186
Pool # 1Q0737, ARM, 6.36%, 11/1/2036 (f)	67	69
Pool # 1J1419, ARM, 6.06%, 12/1/2036 (f)	153	156
Pool # 1J1634, ARM, 6.23%, 12/1/2036 (f)	648	672
Pool # 1G1386, ARM, 6.26%, 12/1/2036 (f)	74	76
Pool # 1J1399, ARM, 6.50%, 12/1/2036 (f)	5	5
Pool # 1G1478, ARM, 6.04%, 1/1/2037 (f)	71	73
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (f)	14	15
Pool # 1G1554, ARM, 6.09%, 2/1/2037 (f)	103	105
Pool # 1N0353, ARM, 6.23%, 2/1/2037 (f)	130	133
Pool # 1Q0739, ARM, 5.95%, 3/1/2037 (f)	200	203
Pool # 1B7303, ARM, 7.35%, 3/1/2037 (f)	12	13
Pool # 1J1564, ARM, 6.20%, 4/1/2037 (f)	177	182
Pool # 1Q0697, ARM, 5.72%, 5/1/2037 (f)	275	282
Pool # 1N1477, ARM, 6.01%, 5/1/2037 (f)	37	37
Pool # 1N1463, ARM, 6.15%, 5/1/2037 (f)	15	15
Pool # 1Q0783, ARM, 6.17%, 5/1/2037 (f)	126	130
Pool # 1A1193, ARM, 6.26%, 5/1/2037 (f)	79	79
Pool # 1J1621, ARM, 6.31%, 5/1/2037 (f)	134	139
Pool # 1J0533, ARM, 6.62%, 7/1/2037 (f)	18	19
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (f)	35	36
Pool # 1Q0722, ARM, 6.23%, 4/1/2038 (f)	83	85
Pool # 1Q0789, ARM, 6.15%, 5/1/2038 (f)	15	16
Pool # 848699, ARM, 6.32%, 7/1/2040 (f)	64	67
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	15	15
Pool # C91417, 3.50%, 1/1/2032	891	872
Pool # C91403, 3.50%, 3/1/2032	343	336
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # G02210, 7.00%, 12/1/2028	15	16
Pool # C47315, 6.50%, 8/1/2029	164	170
Pool # G03029, 6.00%, 10/1/2029	13	14
Pool # A88871, 7.00%, 1/1/2031	32	34
Pool # C68485, 7.00%, 7/1/2032	7	7
Pool # G01448, 7.00%, 8/1/2032	12	13
Pool # C75791, 5.50%, 1/1/2033	105	106
Pool # A13625, 5.50%, 10/1/2033	70	70
Pool # A16107, 6.00%, 12/1/2033	55	56
Pool # G01864, 5.00%, 1/1/2034	54	54
Pool # A17537, 6.00%, 1/1/2034	63	65
Pool # A23139, 5.00%, 6/1/2034	163	162
Pool # A61572, 5.00%, 9/1/2034	214	215

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A28796, 6.50%, 11/1/2034	1	1
Pool # G03369, 6.50%, 1/1/2035	178	186
Pool # A70350, 5.00%, 3/1/2035	66	66
Pool # A46987, 5.50%, 7/1/2035	180	185
Pool # G05713, 6.50%, 12/1/2035	131	136
Pool # G03777, 5.00%, 11/1/2036	159	160
Pool # C02660, 6.50%, 11/1/2036	40	43
Pool # G02427, 5.50%, 12/1/2036	81	84
Pool # A57681, 6.00%, 12/1/2036	19	20
Pool # G02682, 7.00%, 2/1/2037	23	24
Pool # G04949, 6.50%, 11/1/2037	148	158
Pool # G03666, 7.50%, 1/1/2038	248	263
Pool # G04952, 7.50%, 1/1/2038	63	65
Pool # G04077, 6.50%, 3/1/2038	163	173
Pool # G05671, 5.50%, 8/1/2038	180	185
Pool # G05190, 7.50%, 9/1/2038	103	106
Pool # C03466, 5.50%, 3/1/2040	60	62
Pool # A93383, 5.00%, 8/1/2040	707	714
Pool # A93511, 5.00%, 8/1/2040	2,613	2,641
Pool # G06493, 4.50%, 5/1/2041	4,874	4,835
Pool # V80351, 3.00%, 8/1/2043	9,387	8,557
Pool # Q52834, 4.00%, 12/1/2047	1,091	1,036
Pool # Z40179, 4.00%, 7/1/2048	16,985	16,104
Pool # Q57995, 5.00%, 8/1/2048	2,853	2,884
Pool # Q61104, 4.00%, 1/1/2049	1,050	999
Pool # Q61107, 4.00%, 1/1/2049	1,673	1,591
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	47,906
Pool # P20570, 7.00%, 7/1/2029	2	2
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # B90491, 7.50%, 1/1/2032	113	115
Pool # WA3237, 3.55%, 11/1/2032	24,973	23,580
Pool # WA1630, 4.15%, 11/1/2032	6,694	6,535
Pool # U80192, 3.50%, 2/1/2033	602	582
Pool # U80342, 3.50%, 5/1/2033	238	231
Pool # U80345, 3.50%, 5/1/2033	1,564	1,524
Pool # WN3233, 3.19%, 7/1/2033	60,816	55,870
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,801
Pool # P50523, 6.50%, 12/1/2035	36	36
Pool # H05030, 6.00%, 11/1/2036	5	5
Pool # L10291, 6.50%, 11/1/2036	398	408
Pool # P51353, 6.50%, 11/1/2036	389	396
Pool # P50595, 6.50%, 12/1/2036	632	657
Pool # P51361, 6.50%, 12/1/2036	307	313
Pool # G20028, 7.50%, 12/1/2036	261	266
Pool # P50536, 6.50%, 2/1/2037	11	11
Pool # WA3186, 3.86%, 4/1/2037	2,006	1,861
Pool # P50556, 6.50%, 6/1/2037	20	20

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U90690, 3.50%, 6/1/2042	6,299	5,897
Pool # U90975, 4.00%, 6/1/2042	4,655	4,493
Pool # T65101, 4.00%, 10/1/2042	142	134
Pool # U90402, 3.50%, 11/1/2042	259	242
Pool # U90673, 4.00%, 1/1/2043	645	622
Pool # U91192, 4.00%, 4/1/2043	882	851
Pool # U91488, 3.50%, 5/1/2043	778	729
Pool # U99051, 3.50%, 6/1/2043	1,930	1,807
Pool # U99134, 4.00%, 1/1/2046	22,513	21,620
Pool # U69030, 4.50%, 1/1/2046	7,254	7,147
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	4,425	4,291
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,044	8,065
Pool # ZT2236, 4.00%, 6/1/2048	13,429	12,764
Pool # ZT2212, 4.00%, 9/1/2048	3,166	3,009
Pool # QA0149, 4.00%, 6/1/2049	2,941	2,806
Pool # QA2578, 3.50%, 9/1/2049	1,154	1,060
Pool # RA2008, 4.00%, 1/1/2050	9,422	8,940
Pool # RA2282, 4.00%, 1/1/2050	5,749	5,553
Pool # QA7351, 3.00%, 2/1/2050	5,349	4,732
Pool # QB0704, 2.50%, 6/1/2050	8,953	7,512
Pool # QB1571, 2.50%, 7/1/2050	9,883	8,291
Pool # SD8089, 2.50%, 7/1/2050	73,436	62,143
Pool # QB2879, 2.50%, 8/1/2050	2,329	1,954
Pool # QB7670, 2.50%, 1/1/2051	4,145	3,472
Pool # QB8840, 2.50%, 2/1/2051	6,624	5,548
Pool # SD4044, 2.50%, 2/1/2051	31,316	26,778
Pool # QC2061, 2.00%, 5/1/2051	14,048	11,382
Pool # SD8152, 3.00%, 6/1/2051	10,276	9,029
Pool # RA6135, 2.50%, 10/1/2051	14,654	12,554
Pool # SD1964, 2.50%, 10/1/2051	51,634	44,235
Pool # RA6128, 3.00%, 10/1/2051	27,321	24,111
Pool # RA6228, 2.50%, 11/1/2051	15,608	13,229
Pool # RA6222, 3.00%, 11/1/2051	14,525	12,733
Pool # RA6459, 2.50%, 12/1/2051	25,259	21,159
Pool # RA6652, 2.50%, 1/1/2052	27,736	23,308
Pool # RA6606, 3.00%, 1/1/2052	18,879	16,637
Pool # SD0809, 3.00%, 1/1/2052	5,550	4,889
Pool # SD1076, 3.00%, 1/1/2052	9,626	8,513
Pool # SD5768, 3.00%, 1/1/2052	11,744	10,378
Pool # RA6815, 2.50%, 2/1/2052	5,811	4,952
Pool # RA6702, 3.00%, 2/1/2052	38,529	33,679
Pool # SD3952, 2.50%, 3/1/2052	37,741	32,314
Pool # SD7554, 2.50%, 4/1/2052	53,555	45,853
Pool # SD8212, 2.50%, 5/1/2052	63,560	53,480
Pool # SD3362, 3.00%, 5/1/2052	21,411	18,902
Pool # SD6410, 3.00%, 5/1/2052	9,927	8,758
Pool # SD8213, 3.00%, 5/1/2052	96,818	84,630

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SL1024, 3.00%, 5/1/2052	27,734	24,585
Pool # SD6159, 3.00%, 6/1/2052	89,291	78,521
Pool # SL0293, 3.00%, 6/1/2052	1,916	1,691
Pool # RA7468, 4.00%, 6/1/2052	25,212	23,857
Pool # SD1365, 4.00%, 7/1/2052	47,621	44,766
Pool # RA7683, 5.00%, 7/1/2052	19,910	19,771
Pool # RA7843, 4.00%, 8/1/2052	33,067	31,077
Pool # SD1713, 5.00%, 10/1/2052	30,455	30,365
Pool # SD2394, 4.50%, 11/1/2052	11,747	11,369
Pool # SD2355, 4.50%, 12/1/2052	9,502	9,164
Pool # RA8766, 5.00%, 3/1/2053	19,635	19,501
Pool # SD3567, 4.50%, 5/1/2053	15,289	14,797
Pool # RA9259, 5.00%, 6/1/2053	20,255	20,086
Pool # RJ2912, 5.50%, 11/1/2054	14,276	14,454
Pool # RJ2914, 5.50%, 11/1/2054	54,270	54,804
FNMA
Pool # 54844, ARM, 4.17%, 9/1/2027 (f)	2	2
Pool # 303532, ARM, 4.36%, 3/1/2029 (f)	1	1
Pool # 555732, ARM, 6.12%, 8/1/2033 (f)	56	57
Pool # 658481, ARM, 5.53%, 9/1/2033 (f)	105	106
Pool # 746299, ARM, 6.64%, 9/1/2033 (f)	23	23
Pool # 743546, ARM, 5.92%, 11/1/2033 (f)	81	82
Pool # 766610, ARM, 5.91%, 1/1/2034 (f)	11	11
Pool # 777132, ARM, 5.92%, 6/1/2034 (f)	88	90
Pool # 782306, ARM, 5.67%, 7/1/2034 (f)	2	2
Pool # 800422, ARM, 5.31%, 8/1/2034 (f)	85	85
Pool # 790235, ARM, 6.23%, 8/1/2034 (f)	39	40
Pool # 790964, ARM, 6.40%, 9/1/2034 (f)	4	5
Pool # 794792, ARM, 6.21%, 10/1/2034 (f)	24	24
Pool # 896463, ARM, 6.41%, 10/1/2034 (f)	53	55
Pool # 781563, ARM, 5.87%, 11/1/2034 (f)	9	9
Pool # 810896, ARM, 5.62%, 1/1/2035 (f)	290	301
Pool # 809319, ARM, 5.92%, 1/1/2035 (f)	7	8
Pool # 816594, ARM, 5.62%, 2/1/2035 (f)	10	10
Pool # 820602, ARM, 5.86%, 3/1/2035 (f)	43	44
Pool # 745862, ARM, 5.92%, 4/1/2035 (f)	65	67
Pool # 821378, ARM, 5.66%, 5/1/2035 (f)	32	32
Pool # 823660, ARM, 5.84%, 5/1/2035 (f)	13	13
Pool # 832801, ARM, 6.46%, 9/1/2035 (f)	5	5
Pool # 851432, ARM, 6.23%, 10/1/2035 (f)	148	153
Pool # 849251, ARM, 5.80%, 1/1/2036 (f)	215	219
Pool # 745445, ARM, 5.89%, 1/1/2036 (f)	60	61
Pool # 920340, ARM, 6.50%, 2/1/2036 (f)	24	25
Pool # 920843, ARM, 6.60%, 3/1/2036 (f)	460	477
Pool # 868952, ARM, 5.93%, 5/1/2036 (f)	9	9
Pool # 884066, ARM, 6.23%, 6/1/2036 (f)	35	36
Pool # 872825, ARM, 6.42%, 6/1/2036 (f)	85	87
Pool # 892868, ARM, 6.52%, 7/1/2036 (f)	70	72

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 884722, ARM, 5.74%, 8/1/2036 (f)	16	16
Pool # 886558, ARM, 6.32%, 8/1/2036 (f)	115	118
Pool # 920547, ARM, 5.60%, 9/1/2036 (f)	97	100
Pool # 893580, ARM, 6.32%, 9/1/2036 (f)	38	39
Pool # 886772, ARM, 6.48%, 9/1/2036 (f)	134	138
Pool # 894452, ARM, 6.57%, 9/1/2036 (f)	89	92
Pool # 894239, ARM, 6.06%, 10/1/2036 (f)	35	36
Pool # 900197, ARM, 6.78%, 10/1/2036 (f)	204	212
Pool # 900191, ARM, 6.82%, 10/1/2036 (f)	45	46
Pool # 902818, ARM, 6.32%, 11/1/2036 (f)	1	1
Pool # 902955, ARM, 6.01%, 12/1/2036 (f)	86	88
Pool # 920954, ARM, 5.63%, 1/1/2037 (f)	111	113
Pool # 888184, ARM, 6.00%, 1/1/2037 (f)	61	63
Pool # 913984, ARM, 5.57%, 2/1/2037 (f)	92	93
Pool # 915645, ARM, 6.07%, 2/1/2037 (f)	49	50
Pool # 888307, ARM, 5.87%, 4/1/2037 (f)	48	50
Pool # 948208, ARM, 5.59%, 7/1/2037 (f)	62	63
Pool # 995919, ARM, 6.47%, 7/1/2037 (f)	135	139
Pool # 938346, ARM, 6.56%, 7/1/2037 (f)	61	62
Pool # 945032, ARM, 7.08%, 8/1/2037 (f)	241	250
Pool # 952835, ARM, 6.41%, 9/1/2037 (f)	42	44
Pool # 946362, ARM, 6.51%, 9/1/2037 (f)	16	16
Pool # 946260, ARM, 6.66%, 9/1/2037 (f)	29	30
Pool # AD0085, ARM, 5.72%, 11/1/2037 (f)	127	128
Pool # 995108, ARM, 6.25%, 11/1/2037 (f)	48	49
Pool # AD0179, ARM, 5.78%, 12/1/2037 (f)	58	60
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	319	315
FNMA UMBS, 20 Year
Pool # 256311, 6.00%, 7/1/2026	—	—
Pool # 256352, 6.50%, 8/1/2026	2	2
Pool # 256803, 6.00%, 7/1/2027	13	13
Pool # 256962, 6.00%, 11/1/2027	10	11
Pool # 257007, 6.00%, 12/1/2027	28	29
Pool # 257048, 6.00%, 1/1/2028	46	47
Pool # 890222, 6.00%, 10/1/2028	31	32
Pool # AE0049, 6.00%, 9/1/2029	19	20
Pool # AO7761, 3.50%, 7/1/2032	247	240
Pool # MA1138, 3.50%, 8/1/2032	1,433	1,402
Pool # AL6238, 4.00%, 1/1/2035	4,436	4,331
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	1	1
Pool # 695533, 8.00%, 6/1/2027	3	3
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	20	20
Pool # 455759, 6.00%, 12/1/2028	2	2
Pool # 252211, 6.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	382	397
Pool # 598559, 6.50%, 8/1/2031	29	30

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 679886, 6.50%, 2/1/2032	58	61
Pool # 682078, 5.50%, 11/1/2032	165	168
Pool # 675555, 6.00%, 12/1/2032	23	23
Pool # AL0045, 6.00%, 12/1/2032	274	281
Pool # 683351, 5.50%, 2/1/2033	3	4
Pool # 357363, 5.50%, 3/1/2033	149	151
Pool # 674349, 6.00%, 3/1/2033	3	3
Pool # 688625, 6.00%, 3/1/2033	6	6
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 254693, 5.50%, 4/1/2033	107	109
Pool # 702901, 6.00%, 5/1/2033	39	40
Pool # 720576, 5.00%, 6/1/2033	25	25
Pool # 995656, 7.00%, 6/1/2033	140	148
Pool # 723852, 5.00%, 7/1/2033	36	36
Pool # 729296, 5.00%, 7/1/2033	28	28
Pool # 720155, 5.50%, 7/1/2033	24	24
Pool # 729379, 6.00%, 8/1/2033	15	15
Pool # AA0917, 5.50%, 9/1/2033	416	418
Pool # 737825, 6.00%, 9/1/2033	28	29
Pool # 725027, 5.00%, 11/1/2033	87	88
Pool # 755109, 5.50%, 11/1/2033	7	7
Pool # 753174, 4.00%, 12/1/2033	143	140
Pool # 725017, 5.50%, 12/1/2033	185	187
Pool # 759424, 5.50%, 1/1/2034	23	23
Pool # 751341, 5.50%, 3/1/2034	22	22
Pool # 770405, 5.00%, 4/1/2034	172	170
Pool # 776708, 5.00%, 5/1/2034	89	89
Pool # 888568, 5.00%, 12/1/2034	64	64
Pool # 810663, 5.00%, 1/1/2035	32	32
Pool # 995003, 7.50%, 1/1/2035	53	54
Pool # 995156, 7.50%, 3/1/2035	91	92
Pool # 735503, 6.00%, 4/1/2035	205	211
Pool # 827776, 5.00%, 7/1/2035	28	28
Pool # 820347, 5.00%, 9/1/2035	139	141
Pool # 745148, 5.00%, 1/1/2036	106	107
Pool # 888417, 6.50%, 1/1/2036	335	348
Pool # 745275, 5.00%, 2/1/2036	85	85
Pool # 833629, 7.00%, 3/1/2036	7	7
Pool # 745418, 5.50%, 4/1/2036	152	156
Pool # 888016, 5.50%, 5/1/2036	199	205
Pool # 888209, 5.50%, 5/1/2036	132	136
Pool # 870770, 6.50%, 7/1/2036	14	15
Pool # 976871, 6.50%, 8/1/2036	272	282
Pool # AA0922, 6.00%, 9/1/2036	738	760
Pool # 745948, 6.50%, 10/1/2036	91	95
Pool # AA1019, 6.00%, 11/1/2036	85	86
Pool # 888476, 7.50%, 5/1/2037	34	35
Pool # 928584, 6.50%, 8/1/2037	80	85

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 945870, 6.50%, 8/1/2037	133	141
Pool # 986648, 6.00%, 9/1/2037	236	247
Pool # 928670, 7.00%, 9/1/2037	147	155
Pool # 888890, 6.50%, 10/1/2037	159	169
Pool # 888707, 7.50%, 10/1/2037	345	361
Pool # 888892, 7.50%, 11/1/2037	103	109
Pool # AL0662, 5.50%, 1/1/2038	236	239
Pool # 995505, 8.00%, 1/1/2038	9	9
Pool # 929331, 6.00%, 4/1/2038	64	66
Pool # 909236, 7.00%, 9/1/2038	232	245
Pool # 890268, 6.50%, 10/1/2038	193	205
Pool # 995149, 6.50%, 10/1/2038	777	810
Pool # 934591, 7.00%, 10/1/2038	183	194
Pool # AB2869, 6.00%, 11/1/2038	196	200
Pool # 991908, 7.00%, 11/1/2038	189	203
Pool # 995504, 7.50%, 11/1/2038	105	108
Pool # 257510, 7.00%, 12/1/2038	428	452
Pool # AD0753, 7.00%, 1/1/2039	644	681
Pool # AD0780, 7.50%, 4/1/2039	468	496
Pool # AC2948, 5.00%, 9/1/2039	327	330
Pool # AC3740, 5.50%, 9/1/2039	138	139
Pool # AC7296, 5.50%, 12/1/2039	201	205
Pool # AD7790, 5.00%, 8/1/2040	1,779	1,796
Pool # AD9151, 5.00%, 8/1/2040	577	584
Pool # AL2059, 4.00%, 6/1/2042	4,133	4,004
Pool # AB9017, 3.00%, 4/1/2043	6,325	5,770
Pool # AT5891, 3.00%, 6/1/2043	7,715	7,037
Pool # AB9860, 3.00%, 7/1/2043	5,510	5,015
Pool # AX9319, 3.50%, 12/1/2044	4,871	4,536
Pool # AL7380, 3.50%, 2/1/2045	6,620	6,205
Pool # AS6479, 3.50%, 1/1/2046	16,415	15,434
Pool # BM1213, 4.00%, 4/1/2047	6,582	6,297
Pool # BH7650, 4.00%, 9/1/2047	2,483	2,382
Pool # BM3500, 4.00%, 9/1/2047	20,294	19,641
Pool # BE8344, 4.00%, 11/1/2047	849	807
Pool # BJ7248, 4.00%, 12/1/2047	2,886	2,747
Pool # BE8349, 4.00%, 1/1/2048	1,500	1,427
Pool # BJ5756, 4.00%, 1/1/2048	3,323	3,141
Pool # BJ7310, 4.00%, 1/1/2048	5,619	5,341
Pool # BJ8237, 4.00%, 1/1/2048	3,221	3,061
Pool # BJ8264, 4.00%, 1/1/2048	2,158	2,051
Pool # BM3375, 4.00%, 1/1/2048	3,927	3,738
Pool # BK1007, 4.00%, 2/1/2048	1,028	977
Pool # BK1134, 4.00%, 2/1/2048	3,567	3,390
Pool # BM3665, 4.00%, 3/1/2048	24,814	23,622
Pool # BE8366, 4.50%, 7/1/2048	2,787	2,726
Pool # BK7982, 5.00%, 7/1/2048	2,685	2,728
Pool # BN0271, 4.50%, 9/1/2048	858	839

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BN1315, 4.50%, 9/1/2048	1,382	1,347
Pool # BN4733, 5.50%, 3/1/2049	231	239
Pool # BK8745, 4.50%, 4/1/2049	1,707	1,657
Pool # FM1939, 4.50%, 5/1/2049	8,783	8,546
Pool # BK8753, 4.50%, 6/1/2049	2,506	2,437
Pool # CA3713, 5.00%, 6/1/2049	964	967
Pool # BO2305, 4.00%, 7/1/2049	2,979	2,828
Pool # BO5607, 3.50%, 9/1/2049	1,840	1,690
Pool # BO1405, 4.00%, 9/1/2049	3,901	3,697
Pool # BO4392, 3.50%, 1/1/2050	3,514	3,239
Pool # BP3048, 3.00%, 3/1/2050	3,914	3,457
Pool # BP5299, 3.50%, 3/1/2050	4,083	3,892
Pool # CA5702, 2.50%, 5/1/2050	38,403	32,794
Pool # CA5729, 3.00%, 5/1/2050	4,273	3,769
Pool # FM3671, 4.50%, 5/1/2050	4,304	4,298
Pool # CA6079, 2.50%, 6/1/2050	38,518	32,315
Pool # BK2746, 2.50%, 7/1/2050	16,489	13,834
Pool # BP6474, 2.50%, 7/1/2050	33,513	28,370
Pool # BP9823, 2.50%, 7/1/2050	562	471
Pool # BP9948, 2.50%, 7/1/2050	766	642
Pool # CA6361, 2.50%, 7/1/2050	39,539	33,872
Pool # CA6708, 2.50%, 8/1/2050	24,773	21,270
Pool # FM4051, 2.50%, 8/1/2050	16,679	14,243
Pool # CA6989, 2.50%, 9/1/2050	54,600	46,690
Pool # FM4532, 3.00%, 9/1/2050	10,182	9,005
Pool # BQ1155, 2.50%, 10/1/2050	15,205	12,756
Pool # BQ7669, 2.50%, 10/1/2050	681	571
Pool # FS3599, 2.50%, 1/1/2051	74,014	62,824
Pool # BQ4516, 2.00%, 2/1/2051	6,843	5,527
Pool # CB0047, 3.00%, 4/1/2051	15,648	13,678
Pool # CB0458, 2.50%, 5/1/2051	27,146	22,954
Pool # CB0514, 2.50%, 5/1/2051	21,797	18,706
Pool # CB0674, 2.50%, 5/1/2051	40,301	34,208
Pool # CB0531, 3.00%, 5/1/2051	56,066	49,530
Pool # FM8172, 3.00%, 5/1/2051	19,198	16,925
Pool # FM7916, 2.50%, 6/1/2051	16,945	14,511
Pool # FS5384, 2.50%, 6/1/2051	68,065	58,202
Pool # FM9523, 2.50%, 7/1/2051	11,935	10,320
Pool # CB1411, 3.00%, 8/1/2051	42,571	37,608
Pool # FM8817, 2.50%, 9/1/2051	39,478	33,864
Pool # FS4539, 3.00%, 9/1/2051	7,908	6,974
Pool # BU0070, 2.50%, 10/1/2051	38,378	32,363
Pool # CB1901, 2.50%, 10/1/2051	33,849	29,145
Pool # FM9195, 2.50%, 10/1/2051	43,294	37,090
Pool # CB1874, 3.00%, 10/1/2051	3,320	2,930
Pool # CB1878, 3.00%, 10/1/2051	7,721	6,861
Pool # MA4466, 2.50%, 11/1/2051	75,501	63,611
Pool # CB2066, 3.00%, 11/1/2051	6,458	5,692

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4645, 4.00%, 11/1/2051	13,195	12,425
Pool # CB2297, 2.50%, 12/1/2051	14,037	11,959
Pool # FM9882, 2.50%, 12/1/2051	8,397	7,067
Pool # FS3611, 2.50%, 12/1/2051	5,682	4,858
Pool # FS2559, 3.00%, 12/1/2051	24,439	21,590
Pool # MA4494, 3.00%, 12/1/2051	5,423	4,773
Pool # FS4108, 4.00%, 12/1/2051	3,916	3,690
Pool # BU7561, 2.50%, 1/1/2052	17,170	14,663
Pool # CB2637, 2.50%, 1/1/2052	53,640	45,962
Pool # FS0196, 2.50%, 1/1/2052	60,212	50,438
Pool # BV0492, 3.00%, 1/1/2052	8,032	7,081
Pool # CB2664, 3.00%, 1/1/2052	5,426	4,782
Pool # FS5731, 3.00%, 1/1/2052	23,927	20,973
Pool # BV3339, 2.50%, 2/1/2052	7,896	6,722
Pool # FA2022, 2.50%, 2/1/2052	16,812	14,275
Pool # FS4284, 2.50%, 2/1/2052	44,133	37,277
Pool # MA4548, 2.50%, 2/1/2052	48,870	41,144
Pool # BV4133, 2.50%, 3/1/2052	42,582	35,744
Pool # CB3031, 2.50%, 3/1/2052	10,589	8,922
Pool # FS0882, 2.50%, 3/1/2052	38,968	33,440
Pool # FS4533, 2.50%, 3/1/2052	5,624	4,777
Pool # FS5446, 2.50%, 3/1/2052	40,708	34,364
Pool # FS0957, 3.00%, 3/1/2052	29,383	25,725
Pool # FS2246, 3.00%, 3/1/2052	32,146	28,847
Pool # FS4393, 3.00%, 3/1/2052	11,616	10,179
Pool # BV5360, 2.50%, 4/1/2052	47,913	40,341
Pool # FS7697, 2.50%, 4/1/2052	30,571	26,157
Pool # CB3360, 3.00%, 4/1/2052	7,398	6,476
Pool # CB3361, 3.00%, 4/1/2052	24,909	21,959
Pool # FS6301, 3.00%, 4/1/2052	15,439	13,639
Pool # CB3378, 4.00%, 4/1/2052	20,205	19,000
Pool # BV7119, 4.50%, 4/1/2052	396	382
Pool # BV7121, 4.50%, 4/1/2052	1,100	1,061
Pool # BV7122, 4.50%, 4/1/2052	3,235	3,131
Pool # BV7124, 4.50%, 4/1/2052	983	948
Pool # FS9052, 3.00%, 5/1/2052	18,888	16,519
Pool # BV8375, 4.00%, 5/1/2052	14,512	13,630
Pool # FS1669, 4.00%, 5/1/2052	22,094	21,004
Pool # BV7111, 4.50%, 5/1/2052	1,123	1,083
Pool # BV7133, 4.50%, 5/1/2052	819	789
Pool # FS2773, 2.50%, 6/1/2052	9,518	8,153
Pool # FS2645, 3.00%, 6/1/2052	15,777	13,905
Pool # FS8849, 3.00%, 7/1/2052	17,355	15,296
Pool # FA1355, 4.00%, 7/1/2052	33,000	31,032
Pool # FA1708, 3.00%, 8/1/2052	45,931	40,658
Pool # FS8358, 3.50%, 8/1/2052	18,289	16,674
Pool # FS4076, 4.00%, 8/1/2052	14,570	13,744
Pool # CB4587, 4.50%, 9/1/2052	14,963	14,430

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4628, 5.00%, 9/1/2052	69,029	68,543
Pool # FS2982, 5.00%, 9/1/2052	22,392	22,238
Pool # CB4642, 6.00%, 9/1/2052	11,049	11,381
Pool # FS3977, 4.50%, 11/1/2052	2,428	2,350
Pool # BV0962, 5.00%, 11/1/2052	10,465	10,333
Pool # BW1328, 5.00%, 11/1/2052	38,674	38,288
Pool # CB5267, 4.50%, 12/1/2052	17,417	16,816
Pool # CB5412, 4.00%, 1/1/2053	6,006	5,628
Pool # CB5666, 4.00%, 2/1/2053	37,507	35,256
Pool # CB5896, 5.00%, 3/1/2053	20,036	19,815
Pool # CB5898, 5.00%, 3/1/2053	15,349	15,233
Pool # CB6313, 5.00%, 5/1/2053	13,751	13,615
Pool # BX4395, 5.50%, 5/1/2053	7,677	7,781
Pool # BY4714, 5.00%, 6/1/2053	125,333	123,842
Pool # BY4776, 5.00%, 7/1/2053	84,671	83,448
Pool # BY4770, 5.50%, 7/1/2053	16,002	16,221
Pool # BY4775, 5.50%, 7/1/2053	11,068	11,133
Pool # BY7101, 5.50%, 8/1/2053	6,105	6,188
Pool # BY7130, 6.00%, 9/1/2053	8,591	8,868
Pool # DB1954, 5.00%, 11/1/2054	83,327	82,037
Pool # DB4827, 5.00%, 11/1/2054	39,032	38,428
Pool # CC0876, 6.00%, 8/1/2055	18,329	18,892
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	13	13
Pool # 653815, 7.00%, 2/1/2033	3	3
Pool # 752786, 6.00%, 9/1/2033	42	42
Pool # CA3029, 4.00%, 1/1/2049	3,694	3,454
Pool # CA5105, 3.50%, 2/1/2050	5,656	5,124
FNMA, Other
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,006
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,977
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,822
Pool # 468645, 4.54%, 7/1/2026	1,857	1,854
Pool # AN2367, 2.46%, 8/1/2026	5,511	5,485
Pool # 468927, 4.77%, 8/1/2026	4,484	4,480
Pool # AM6448, 3.25%, 9/1/2026	8,511	8,476
Pool # AM7117, 3.14%, 12/1/2026	16,448	16,348
Pool # AM7262, 3.19%, 12/1/2026	14,598	14,510
Pool # AM7011, 3.22%, 12/1/2026	2,463	2,449
Pool # FN0029, 4.47%, 12/1/2026 (f)	4,155	4,151
Pool # AM8008, 2.94%, 2/1/2027	10,262	10,170
Pool # AM8803, 2.78%, 6/1/2027	3,511	3,463
Pool # AM9345, 3.25%, 7/1/2027	6,625	6,561
Pool # AN7048, 2.90%, 10/1/2027	5,837	5,740
Pool # AM1469, 2.96%, 11/1/2027	3,171	3,122
Pool # AN7669, 2.83%, 12/1/2027	18,221	17,866
Pool # AN8114, 3.00%, 1/1/2028	7,020	6,894
Pool # AN8048, 3.08%, 1/1/2028	43,528	43,128

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN7943, 3.10%, 1/1/2028	13,548	13,315
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,290
Pool # AN1600, 2.59%, 6/1/2028	5,595	5,448
Pool # AN9686, 3.52%, 6/1/2028	29,111	28,711
Pool # AN9486, 3.57%, 6/1/2028	25,277	24,899
Pool # AN2005, 2.73%, 7/1/2028	8,870	8,590
Pool # 387806, 3.55%, 8/1/2028	14,632	14,419
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,571
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,286
Pool # BL1040, 3.81%, 12/1/2028	42,090	41,613
Pool # BL0907, 3.88%, 12/1/2028	11,925	11,796
Pool # BL1435, 3.53%, 1/1/2029	22,253	21,863
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,346
Pool # BL4317, 2.27%, 9/1/2029	4,234	3,981
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,139
Pool # BS6621, 3.50%, 9/1/2029	32,089	31,244
Pool # AN6846, 2.93%, 10/1/2029	12,476	11,965
Pool # BS6739, 3.82%, 10/1/2029	45,001	44,215
Pool # BL4592, 2.28%, 11/1/2029	27,630	25,899
Pool # BL4333, 2.52%, 11/1/2029	38,281	36,138
Pool # AM8123, 2.92%, 2/1/2030	6,967	6,640
Pool # AM7785, 3.17%, 2/1/2030	5,379	5,156
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,676
Pool # BS7388, 4.82%, 3/1/2030	10,390	10,514
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,858
Pool # AM8544, 3.08%, 4/1/2030	13,324	12,741
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,735
Pool # AM8151, 2.94%, 5/1/2030	11,355	10,784
Pool # AN9154, 3.64%, 5/1/2030	3,751	3,656
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,261
Pool # AM9020, 2.97%, 6/1/2030	6,861	6,523
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,589
Pool # BS8846, 4.09%, 7/1/2030	34,350	33,956
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,808
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,494
Pool # AN9293, 3.71%, 9/1/2030	60,000	58,343
Pool # BS8736, 4.37%, 10/1/2030	9,191	9,158
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,784
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,495
Pool # BS7921, 4.77%, 1/1/2031	9,102	9,206
Pool # BZ0423, 4.31%, 2/1/2031	38,469	38,204
Pool # BZ0424, 4.31%, 2/1/2031	19,031	18,900
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,193
Pool # BS9557, 5.23%, 2/1/2031	7,537	7,760
Pool # AH9683, 5.00%, 4/1/2031	151	151
Pool # BS2422, 1.67%, 7/1/2031	36,050	31,564
Pool # BL3298, 2.86%, 8/1/2031	6,796	6,326
Pool # BS9623, 4.91%, 8/1/2031	5,129	5,203

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL4310, 2.35%, 10/1/2031	10,553	9,568
Pool # AN2625, 2.50%, 10/1/2031	8,749	7,993
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,858
Pool # BZ2211, 3.90%, 11/1/2031	47,210	45,888
Pool # BS4338, 1.82%, 1/1/2032	26,665	23,288
Pool # BS4124, 1.94%, 1/1/2032	10,881	9,626
Pool # BS4030, 1.96%, 1/1/2032	19,494	17,172
Pool # BS3869, 2.00%, 1/1/2032	36,000	31,728
Pool # BS4650, 2.02%, 1/1/2032	7,494	6,628
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,811
Pool # BS4200, 2.05%, 2/1/2032	34,650	30,521
Pool # BL5789, 2.40%, 3/1/2032	12,000	10,803
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,604
Pool # BS5130, 2.55%, 4/1/2032	45,249	41,037
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,243
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,151
Pool # BS5330, 2.85%, 5/1/2032	14,317	13,113
Pool # BS5298, 3.07%, 5/1/2032	36,743	34,048
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,204
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,017
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,249
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,121
Pool # BS6288, 3.89%, 8/1/2032	10,919	10,551
Pool # BS6597, 3.67%, 9/1/2032	13,781	13,063
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,902
Pool # BS6316, 3.76%, 9/1/2032	20,000	19,268
Pool # BS6339, 3.80%, 9/1/2032	65,061	62,492
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,188
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,812
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,241
Pool # BS6915, 4.60%, 10/1/2032	36,000	35,933
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,620
Pool # BM7110, 3.87%, 11/1/2032 (f)	27,203	26,239
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,091
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,372
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,445
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,508
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,461
Pool # AQ7084, 3.50%, 12/1/2032	528	511
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,309
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,414
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,515
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,601	11,042
Pool # BS7496, 4.33%, 1/1/2033	12,000	11,839
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,993
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,330
Pool # BS7147, 4.95%, 1/1/2033	10,714	10,909

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AR7484, 3.50%, 2/1/2033	1,095	1,069
Pool # BS7843, 3.90%, 2/1/2033	60,000	57,706
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,502
Pool # BS8110, 4.30%, 3/1/2033	44,672	43,861
Pool # BS7786, 4.24%, 4/1/2033	37,972	37,171
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,341
Pool # BS8055, 4.71%, 4/1/2033	14,684	14,780
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,210
Pool # BS8213, 4.22%, 5/1/2033	17,816	17,485
Pool # BS8546, 4.37%, 5/1/2033	32,295	31,874
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,575
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,588
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,888
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,131
Pool # AT7117, 3.50%, 6/1/2033	374	363
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,863
Pool # BS8644, 4.32%, 6/1/2033	22,338	22,012
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,608
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,952
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,188
Pool # AN6000, 3.21%, 7/1/2033	9,103	8,411
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,797
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,912
Pool # AN9950, 3.89%, 7/1/2033	8,278	7,896
Pool # BS9089, 4.51%, 7/1/2033	31,800	31,683
Pool # BS8883, 4.58%, 7/1/2033	35,052	34,807
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,645
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,264
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,859
Pool # BS9182, 4.52%, 10/1/2033	29,035	28,978
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,514
Pool # BZ0430, 4.32%, 2/1/2034	40,000	39,361
Pool # 810997, 5.50%, 10/1/2034	72	72
Pool # AM7122, 3.61%, 11/1/2034	4,630	4,356
Pool # AM8474, 3.45%, 4/1/2035	4,191	3,897
Pool # AM8475, 3.45%, 4/1/2035	1,700	1,581
Pool # AM9532, 3.63%, 10/1/2035	3,197	2,995
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,198
Pool # AN0375, 3.76%, 12/1/2035	5,046	4,765
Pool # 256051, 5.50%, 12/1/2035	47	46
Pool # 256128, 6.00%, 2/1/2036	10	11
Pool # 880219, 7.00%, 2/1/2036	50	50
Pool # 920934, 6.50%, 1/1/2037	146	149
Pool # 888408, 6.00%, 3/1/2037	85	86
Pool # 888373, 7.00%, 3/1/2037	25	26
Pool # 888412, 7.00%, 4/1/2037	19	19
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,728
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,118

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,143
Pool # 995783, 8.00%, 11/1/2037	65	66
Pool # 257209, 5.50%, 5/1/2038	70	71
Pool # MA0127, 5.50%, 6/1/2039	88	89
Pool # AL2606, 4.00%, 3/1/2042	174	165
Pool # AO7225, 4.00%, 7/1/2042	1,055	1,017
Pool # AO9352, 4.00%, 7/1/2042	1,394	1,344
Pool # AO9353, 4.00%, 7/1/2042	1,567	1,510
Pool # MA1125, 4.00%, 7/1/2042	907	874
Pool # MA1178, 4.00%, 9/1/2042	5,112	4,928
Pool # MA1213, 3.50%, 10/1/2042	2,358	2,205
Pool # MA1251, 3.50%, 11/1/2042	5,972	5,585
Pool # MA1253, 4.00%, 11/1/2042	4,213	4,062
Pool # AR1397, 3.00%, 1/1/2043	4,610	4,202
Pool # MA1328, 3.50%, 1/1/2043	853	798
Pool # AQ9999, 3.00%, 2/1/2043	2,249	2,050
Pool # MA1373, 3.50%, 3/1/2043	1,459	1,369
Pool # MA1404, 3.50%, 4/1/2043	4,252	3,976
Pool # AB9096, 4.00%, 4/1/2043	450	434
Pool # AB9196, 3.50%, 5/1/2043	1,118	1,045
Pool # AT4051, 3.50%, 5/1/2043	527	493
Pool # MA1437, 3.50%, 5/1/2043	4,679	4,375
Pool # AT5914, 3.50%, 6/1/2043	2,925	2,736
Pool # MA1463, 3.50%, 6/1/2043	5,840	5,461
Pool # AB9704, 4.00%, 6/1/2043	927	880
Pool # MA1711, 4.50%, 12/1/2043	6,440	6,361
Pool # AL6167, 3.50%, 1/1/2044	3,107	2,905
Pool # MA1759, 4.00%, 1/1/2044	2,131	2,050
Pool # MA1760, 4.50%, 1/1/2044	1,932	1,904
Pool # AV9286, 4.00%, 2/1/2044	1,731	1,664
Pool # MA1800, 4.00%, 2/1/2044	1,320	1,272
Pool # MA1828, 4.50%, 3/1/2044	5,063	4,988
Pool # MA2429, 4.00%, 10/1/2045	1,466	1,406
Pool # MA2565, 4.00%, 3/1/2046	2,226	2,124
Pool # BM5835, 3.00%, 9/1/2047	7,217	6,353
Pool # AD0523, 6.00%, 11/1/2048	163	165
Pool # BF0131, 3.50%, 8/1/2056	33,708	30,368
Pool # BF0144, 3.50%, 10/1/2056	2,182	1,975
Pool # BF0690, 3.00%, 2/1/2057	7,540	6,773
Pool # BF0230, 5.50%, 1/1/2058	32,970	34,160
Pool # BF0341, 5.50%, 1/1/2059	13,942	14,205
Pool # BM7076, 4.00%, 4/1/2059	36,840	34,693
Pool # BF0396, 2.50%, 8/1/2059	24,879	20,714
Pool # BM6734, 4.00%, 8/1/2059	25,454	23,781
Pool # BF0464, 3.50%, 3/1/2060	37,760	34,018
Pool # BF0520, 3.00%, 1/1/2061	49,719	42,717
Pool # BM7075, 3.00%, 3/1/2061	55,486	47,670
Pool # BF0546, 2.50%, 7/1/2061	62,790	51,383

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0562, 3.50%, 9/1/2061	46,694	41,929
Pool # BF0577, 2.50%, 12/1/2061	10,480	8,700
Pool # BF0590, 2.50%, 12/1/2061	14,670	12,004
Pool # BF0579, 3.00%, 12/1/2061	17,990	15,412
Pool # BF0583, 4.00%, 12/1/2061	24,746	22,882
Pool # BF0586, 5.00%, 12/1/2061	10,162	10,049
Pool # BF0617, 2.50%, 3/1/2062	71,738	58,705
Pool # BF0602, 3.00%, 3/1/2062	25,844	22,140
Pool # BF0603, 3.50%, 3/1/2062	17,401	15,782
Pool # BF0604, 3.50%, 3/1/2062	27,532	24,723
Pool # BF0605, 4.00%, 3/1/2062	13,706	12,673
Pool # BF0674, 2.50%, 4/1/2062	57,264	46,859
Pool # BF0759, 2.50%, 5/1/2062	53,476	43,761
Pool # BF0673, 2.50%, 6/1/2062	38,078	31,160
Pool # BF0654, 3.00%, 6/1/2062	29,968	25,673
Pool # BF0648, 3.50%, 6/1/2062	18,574	16,846
Pool # BF0655, 3.50%, 6/1/2062	36,800	33,045
Pool # BF0649, 4.00%, 6/1/2062	17,283	16,254
Pool # BF0677, 4.00%, 9/1/2062	38,272	35,389
Pool # BF0701, 3.50%, 12/1/2062	14,488	13,009
Pool # BF0733, 3.00%, 6/1/2063	26,799	22,958
Pool # BF0764, 3.50%, 9/1/2063	20,506	18,557
Pool # BF0767, 4.00%, 9/1/2063	42,031	38,865
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 6/25/2056 (g)	303,435	253,854
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 554108, 6.50%, 3/15/2028	10	10
Pool # 468236, 6.50%, 9/15/2028	12	12
Pool # 486537, 7.50%, 9/15/2028	3	3
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	122	126
Pool # 569568, 6.50%, 1/15/2032	124	127
Pool # 591882, 6.50%, 7/15/2032	10	10
Pool # 607645, 6.50%, 2/15/2033	39	39
Pool # 607724, 7.00%, 2/15/2033	19	20
Pool # 783123, 5.50%, 4/15/2033	780	794
Pool # 604209, 6.50%, 4/15/2033	32	32
Pool # 614546, 5.50%, 6/15/2033	6	6
Pool # 781614, 7.00%, 6/15/2033	45	46
Pool # 781689, 5.50%, 12/15/2033	28	28
Pool # 632415, 5.50%, 7/15/2034	17	17
Pool # 574710, 5.50%, 9/15/2034	11	12
Pool # 782615, 7.00%, 6/15/2035	258	269
Pool # 782025, 6.50%, 12/15/2035	107	110
Pool # 617486, 7.00%, 4/15/2037	42	42
Pool # 782212, 7.50%, 10/15/2037	87	92
Pool # BI6868, 5.00%, 3/15/2049	1,825	1,840
Pool # BM1726, 5.00%, 3/15/2049	1,434	1,445

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CO1894, 4.50%, 7/15/2052	6,878	6,873
Pool # CU0289, 6.50%, 6/15/2053	9,774	10,203
GNMA II
Pool # CE5521, ARM, 5.51%, 8/20/2071 (f)	11,298	11,790
Pool # CE5523, ARM, 5.57%, 8/20/2071 (f)	15,572	16,196
Pool # CE9356, ARM, 5.31%, 9/20/2071 (f)	8,045	8,302
Pool # CE5537, ARM, 5.54%, 9/20/2071 (f)	33,637	35,136
Pool # CE5533, ARM, 5.55%, 9/20/2071 (f)	37,550	39,144
Pool # CE5536, ARM, 5.59%, 9/20/2071 (f)	30,303	31,664
Pool # CE5544, ARM, 5.51%, 10/20/2071 (f)	35,787	37,352
Pool # CE5550, ARM, 5.53%, 10/20/2071 (f)	18,223	19,004
Pool # CE5552, ARM, 5.54%, 11/20/2071 (f)	35,616	37,191
Pool # CK2783, ARM, 5.48%, 2/20/2072 (f)	85,618	89,439
Pool # CK2789, ARM, 5.50%, 2/20/2072 (f)	30,851	32,227
Pool # CM0227, ARM, 5.51%, 2/20/2072 (f)	28,635	29,947
Pool # CM0228, ARM, 5.72%, 2/20/2072 (f)	17,624	18,512
Pool # CL8129, ARM, 5.39%, 3/20/2072 (f)	19,328	20,146
Pool # CK2802, ARM, 5.43%, 3/20/2072 (f)	27,670	28,891
Pool # CM0234, ARM, 5.45%, 3/20/2072 (f)	30,128	31,471
Pool # CK2800, ARM, 5.47%, 3/20/2072 (f)	22,665	23,724
Pool # CM9946, ARM, 5.47%, 3/20/2072 (f)	17,663	18,470
Pool # CK2791, ARM, 5.48%, 3/20/2072 (f)	42,483	44,442
Pool # CK2794, ARM, 5.49%, 3/20/2072 (f)	44,420	46,439
Pool # CK2793, ARM, 5.50%, 3/20/2072 (f)	40,773	42,615
Pool # CK2803, ARM, 5.43%, 4/20/2072 (f)	41,921	43,883
Pool # BL8377, ARM, 5.51%, 4/20/2072 (f)	36,563	38,433
Pool # CN0126, ARM, 5.46%, 5/20/2072 (f)	34,567	36,145
Pool # CN7634, ARM, 5.55%, 6/20/2072 (f)	26,576	28,009
Pool # 786250, ARM, 5.67%, 6/20/2072 (f)	39,069	41,328
Pool # CL8191, ARM, 5.61%, 7/20/2072 (f)	22,396	23,654
Pool # CO0363, ARM, 5.70%, 7/20/2072 (f)	28,385	30,087
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	3	4
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 2781, 6.50%, 7/20/2029	95	99
Pool # 4224, 7.00%, 8/20/2038	46	48
Pool # 4245, 6.00%, 9/20/2038	1,182	1,243
Pool # 783389, 6.00%, 8/20/2039	440	456
Pool # 783444, 5.50%, 9/20/2039	291	295
Pool # 783967, 4.25%, 12/20/2044	3,145	2,952
Pool # AK8791, 3.75%, 7/20/2045	1,066	981

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD0481, 4.00%, 12/20/2047	1,008	943
Pool # BD0484, 4.50%, 12/20/2047	3,978	3,836
Pool # BE0207, 4.50%, 2/20/2048	3,052	2,955
Pool # BE0208, 4.50%, 2/20/2048	4,456	4,318
Pool # BE5169, 4.50%, 2/20/2048	4,699	4,557
Pool # BA7567, 4.50%, 5/20/2048	1,347	1,293
Pool # BG6360, 5.00%, 5/20/2048	4,823	4,892
Pool # BF2574, 5.50%, 5/20/2048	123	127
Pool # BI0728, 5.00%, 7/20/2048	6,272	6,334
Pool # BD0551, 4.50%, 8/20/2048	1,139	1,109
Pool # BI5288, 5.00%, 8/20/2048	7,698	7,730
Pool # BI5289, 5.00%, 8/20/2048	10,848	10,952
Pool # AY2411, 4.25%, 9/20/2048	2,948	2,800
Pool # 784598, 5.00%, 9/20/2048	8,127	8,230
Pool # 784626, 4.50%, 10/20/2048	1,139	1,105
Pool # BK2586, 5.00%, 11/20/2048	1,210	1,216
Pool # BJ7082, 5.00%, 12/20/2048	482	481
Pool # BJ7085, 5.00%, 12/20/2048	930	944
Pool # BK7169, 5.00%, 12/20/2048	4,149	4,164
Pool # BK8878, 4.50%, 2/20/2049	2,005	1,925
Pool # BK7189, 5.00%, 2/20/2049	4,378	4,410
Pool # BJ9972, 5.50%, 2/20/2049	892	911
Pool # BK7198, 4.50%, 3/20/2049	2,031	1,958
Pool # BK7199, 5.00%, 3/20/2049	592	597
Pool # BL8042, 5.00%, 3/20/2049	4,471	4,497
Pool # BL9333, 5.00%, 3/20/2049	2,330	2,375
Pool # BG0079, 5.50%, 3/20/2049	784	802
Pool # BL6756, 5.50%, 3/20/2049	292	299
Pool # BJ1322, 5.00%, 4/20/2049	3,731	3,835
Pool # BJ9622, 5.00%, 4/20/2049	1,430	1,429
Pool # BK7209, 5.00%, 4/20/2049	3,254	3,287
Pool # BL6758, 5.50%, 4/20/2049	625	639
Pool # BM9664, 4.50%, 5/20/2049	4,821	4,727
Pool # BM9683, 5.00%, 6/20/2049	9,906	10,017
Pool # BO2880, 5.00%, 6/20/2049	408	406
Pool # BN3950, 5.50%, 6/20/2049	1,666	1,702
Pool # BN2629, 4.00%, 7/20/2049	8,032	7,674
Pool # BI0926, 5.00%, 7/20/2049	761	761
Pool # BI0927, 5.00%, 7/20/2049	572	569
Pool # BM2186, 5.00%, 7/20/2049	339	339
Pool # BM2187, 5.00%, 7/20/2049	293	293
Pool # BO2871, 5.00%, 7/20/2049	230	229
Pool # BO2872, 5.00%, 7/20/2049	751	756
Pool # BO2878, 5.00%, 7/20/2049	591	590
Pool # BO2879, 5.00%, 7/20/2049	307	306
Pool # BO3162, 5.00%, 7/20/2049	37,357	38,800
Pool # BO3173, 5.00%, 7/20/2049	718	718
Pool # BO3174, 5.00%, 7/20/2049	341	339

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO8226, 5.00%, 7/20/2049	366	366
Pool # BO8229, 5.00%, 7/20/2049	3,765	3,850
Pool # BO8235, 5.00%, 7/20/2049	450	446
Pool # BO8236, 5.00%, 7/20/2049	406	404
Pool # BP4243, 5.00%, 8/20/2049	9,281	9,414
Pool # BN2649, 3.50%, 9/20/2049	2,088	1,899
Pool # BM9713, 4.50%, 9/20/2049	1,598	1,544
Pool # BP4337, 4.50%, 9/20/2049	12,282	12,147
Pool # BQ3224, 4.50%, 9/20/2049	11,441	11,093
Pool # 784810, 5.00%, 9/20/2049	10,031	9,952
Pool # BM9734, 4.00%, 10/20/2049	2,445	2,297
Pool # 784847, 4.50%, 11/20/2049	16,473	15,860
Pool # BQ8694, 4.50%, 11/20/2049	526	515
Pool # BQ8696, 4.50%, 11/20/2049	612	602
Pool # BR2686, 4.50%, 11/20/2049	1,732	1,683
Pool # BR2687, 4.50%, 11/20/2049	3,780	3,699
Pool # BR2688, 4.50%, 11/20/2049	2,074	2,020
Pool # BR2689, 4.50%, 11/20/2049	2,636	2,601
Pool # BR2739, 4.50%, 11/20/2049	1,310	1,300
Pool # BR2756, 4.50%, 11/20/2049	1,677	1,651
Pool # BR2757, 4.50%, 11/20/2049	1,686	1,654
Pool # BR3820, 4.50%, 11/20/2049	210	204
Pool # BR3821, 4.50%, 11/20/2049	593	574
Pool # BS0953, 4.50%, 11/20/2049	1,638	1,625
Pool # BQ4131, 3.50%, 12/20/2049	9,759	8,945
Pool # BI0940, 4.50%, 12/20/2049	489	475
Pool # BQ3796, 4.50%, 12/20/2049	1,656	1,629
Pool # BR2730, 4.50%, 12/20/2049	728	707
Pool # BR2731, 4.50%, 12/20/2049	660	645
Pool # BR2732, 4.50%, 12/20/2049	973	972
Pool # BR2755, 4.50%, 12/20/2049	911	885
Pool # BR3822, 4.50%, 12/20/2049	665	643
Pool # BR3823, 4.50%, 12/20/2049	1,126	1,101
Pool # BR3824, 4.50%, 12/20/2049	659	652
Pool # BS0951, 4.50%, 12/20/2049	1,637	1,598
Pool # BS0952, 4.50%, 12/20/2049	1,253	1,234
Pool # BQ4132, 3.50%, 1/20/2050	4,663	4,239
Pool # BQ4133, 3.50%, 1/20/2050	3,650	3,336
Pool # BR1548, 3.50%, 1/20/2050	3,459	3,249
Pool # BS8380, 4.50%, 2/20/2050	2,406	2,418
Pool # BP8085, 3.00%, 3/20/2050	3,634	3,233
Pool # BR3892, 4.00%, 3/20/2050	8,231	7,661
Pool # BT8094, 4.00%, 4/20/2050	664	622
Pool # BT8095, 4.00%, 4/20/2050	4,542	4,250
Pool # BT8096, 4.00%, 4/20/2050	6,590	6,162
Pool # BT8097, 4.00%, 4/20/2050	6,204	5,855
Pool # BT8098, 4.00%, 4/20/2050	7,923	7,506
Pool # BT8099, 4.00%, 4/20/2050	5,711	5,422

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW7042, 3.50%, 9/20/2050	16,237	14,641
Pool # 785294, 3.50%, 1/20/2051	44,319	39,391
Pool # MA7534, 2.50%, 8/20/2051	194,923	166,858
Pool # MA7649, 2.50%, 10/20/2051	28,656	24,539
Pool # CH9031, 3.50%, 10/20/2051	18,496	16,679
Pool # MA7706, 3.00%, 11/20/2051	34,707	30,880
Pool # 787205, 3.50%, 11/20/2051	68,978	62,504
Pool # CI9257, 3.50%, 11/20/2051	22,076	19,908
Pool # CK1527, 3.50%, 12/20/2051	6,851	6,212
Pool # CK1600, 4.00%, 1/20/2052	13,782	12,882
Pool # CK7137, 4.00%, 1/20/2052	23,479	21,568
Pool # 786362, 3.00%, 2/20/2052	32,749	28,712
Pool # CL2553, 4.00%, 2/20/2052	16,666	15,310
Pool # MA7936, 2.50%, 3/20/2052	48,967	41,926
Pool # CM2213, 3.00%, 3/20/2052	6,969	6,200
Pool # 787457, 4.00%, 3/20/2052	21,152	20,090
Pool # CL2574, 4.00%, 3/20/2052	9,595	8,814
Pool # CL2575, 4.00%, 3/20/2052	5,289	4,923
Pool # 787010, 3.50%, 4/20/2052	27,361	24,849
Pool # CM1194, 4.00%, 4/20/2052	12,012	11,035
Pool # MA8148, 3.00%, 7/20/2052	167,131	148,884
Pool # MA8200, 4.00%, 8/20/2052	122,069	114,524
Pool # MA8423, 2.50%, 11/20/2052	33,445	28,677
Pool # CO8957, 5.00%, 12/20/2052	14,718	14,438
Pool # MA8565, 3.00%, 1/20/2053	28,933	25,788
Pool # MA8721, 3.00%, 3/20/2053	100,133	89,388
Pool # MA8796, 3.00%, 4/20/2053	40,273	36,078
Pool # 786842, 4.00%, 4/20/2053	72,881	68,601
Pool # CS4305, 5.50%, 6/20/2053	28,360	28,690
Pool # CS4391, 5.50%, 7/20/2053	33,892	34,287
Pool # MA9166, 3.00%, 9/20/2053	16,286	14,505
Pool # MA9600, 3.00%, 4/20/2054	14,372	12,804
Pool # DL3307, 6.50%, 8/20/2055	28,085	29,791
Pool # MB0680, 2.50%, 10/20/2055	31,205	26,737
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	387	362
Pool # 4285, 6.00%, 11/20/2038	10	10
Pool # AD0862, 3.75%, 1/20/2039	707	655
Pool # 787496, 6.00%, 7/20/2064	33,108	33,857
Pool # 784879, 4.10%, 11/20/2069 (f)	11,561	11,043
Pool # 785137, 3.08%, 8/20/2070 (f)	15,637	14,092
Pool # 785183, 2.94%, 10/20/2070 (f)	31,451	28,410
Pool # 785863, 3.10%, 12/20/2071 (f)	11,984	10,810
Pool # 786556, 4.65%, 1/20/2073 (f)	38,381	37,449
Total Mortgage-Backed Securities (Cost $10,445,482)		10,192,362
Asset-Backed Securities — 10.7%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.53%, 12/26/2044 (b) (f)	871	857

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	1,050	1,041
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (b)	3,528	3,533
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	2,760	2,736
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	5,299	5,043
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	5,107	4,838
Alternative LN Issuer LLC
5.60%, 11/15/2035 ‡	19,484	19,631
6.33%, 11/15/2035 ‡	4,321	4,364
6.82%, 11/15/2035 ‡	8,942	9,031
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	5,411	5,393
Series 2015-2, Class A, 4.00%, 9/22/2027	13,977	13,720
Series 2016-2, Class A, 3.65%, 6/15/2028	4,092	3,966
Series 2016-3, Class AA, 3.00%, 10/15/2028	6,422	6,205
Series 2017-2, Class A, 3.60%, 10/15/2029	6,334	6,101
Series 2021-1, Class B, 3.95%, 7/11/2030	8,275	7,939
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	3,322	3,335
AMSR Trust
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	27,696
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	21,494
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	21,421
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	11,687
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	11,432
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (b)	11,723	11,236
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (b)	27,233	25,698
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	1,462	1,420
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	1,672	1,594
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	22,973	23,350
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	46,615	46,868
7.80%, 10/25/2038 ‡	12,558	12,673
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (b) (f)	11,591	11,594
BG Beta Ltd. (Cayman Islands) 6.28%, 7/16/2054 ‡	59,830	59,902
Bridge Trust Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	52,114	50,398
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	16,655	16,816
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	23,915
Series 2025-2, Class D, 5.62%, 3/17/2031	10,805	10,934
Series 2025-4, Class C, 4.80%, 8/15/2031	16,570	16,558
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	4,003	3,908
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	6,465	6,247
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	6,691	6,348
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	32,710	32,339
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	26,274	26,191

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	1,489	1,506
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	10,232	10,363
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	14,944	14,309
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,607	5,543
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,851	5,530
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	2,842	2,840
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	16,854
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	11,501	11,573
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (e)	31,136	30,550
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (e)	6,941	6,892
Chase Funding Trust
Series 2003-4, Class 1A5, 4.94%, 5/25/2033 (e)	350	346
Series 2003-6, Class 1A5, 4.82%, 11/25/2034 (e)	446	438
Series 2003-6, Class 1A7, 4.82%, 11/25/2034 (e)	760	747
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,038
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	41,825	42,045
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	6,990	7,055
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.13%, 6/25/2040 (b) (f)	1,096	70
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	2,549	2,455
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	5,291
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	1,476	1,473
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	2,757	2,769
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	28,426	28,465
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	799	800
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	14,879	14,906
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,861	2,863
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	43,814
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,762	3,778
6.95%, 2/15/2034 ‡	65,094	65,341
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	27,599	27,689
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	12,000	12,116
8.30%, 6/15/2034 ‡	27,013	27,499
Series 2024-2A, Class B, 6.11%, 8/15/2034 (b)	40,000	40,679
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	19,100	19,183
Credit One (Nigeria) 6.47%, 2/25/2029 ‡ (b)	71,500	71,457
Crown Castle Towers LLC 4.24%, 7/15/2028 (b)	10,000	9,916
CVS Pass-Through Trust
6.94%, 1/10/2030	448	462
5.93%, 1/10/2034 (b)	3,241	3,289
Series 2014, 4.16%, 8/11/2036 (b)	889	834
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.45%, 3/25/2034 (f)	25	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2004-1, Class 3A, 4.26%, 4/25/2034 (f)	220	210
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.60%, 10/25/2034 (f)	11	11
D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.11%, 11/19/2043 (b) (f)	48,910	48,953
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (b)	21,000	21,038
Dec
6.02%, 3/13/2030 ‡ (b)	38,600	38,600
6.91%, 1/15/2031 ‡ (b)	22,600	22,600
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,358	4,220
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	40,165	40,068
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 (b)	20,302	20,261
Series 2025-1A, Class A2, 6.75%, 2/28/2045 (b)	58,000	57,751
Diversified ABS Phase LLC
Series 2024-1A, Class A1, 7.08%, 5/30/2044 (b)	16,128	16,230
Series 2024-1A, Class A2, 7.67%, 5/30/2044 (b)	18,284	18,396
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	15,399	15,730
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	9,190	9,252
DT Auto Owner Trust
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	33,932	34,501
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,263	15,412
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,505
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	6,856	6,900
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	5,955	5,976
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,533
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	27,300	28,186
EJ 6.37%, 10/10/2041 ‡	14,956	14,956
EJ Hugoton 5.39%, 10/10/2041 ‡	45,000	45,000
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (b)	5,642	5,591
Energy Assets 8.11%, 8/25/2044 ‡	18,977	19,083
EQV ABS Issuer LLC 6.90%, 12/15/2040 ‡	23,967	23,709
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	3,751	3,756
Series 2022-3A, Class D, 6.76%, 9/15/2028	22,510	22,696
Series 2023-5A, Class C, 6.85%, 1/16/2029	15,413	15,552
Series 2022-5A, Class D, 7.40%, 2/15/2029	8,162	8,266
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,548	13,756
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,106
Series 2023-1A, Class D, 6.69%, 6/15/2029	5,984	6,044
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,537
Series 2025-3A, Class D, 5.57%, 10/15/2031	25,900	26,123
Series 2025-4A, Class D, 5.23%, 1/15/2032	48,000	47,994
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	2,503	2,521
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	7,980	8,024
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	1,233	1,236
FirstKey Homes Trust
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	7,160
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (b)	7,000	6,973

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	14,301
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	15,500	15,392
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	36,486	36,100
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	43,050	41,442
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	61,030	58,756
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	108,325	107,344
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	86,250	86,300
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (f)	56,650	55,890
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	49,535	49,536
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	20,526	21,154
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	62,644	63,339
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	24	22
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	7,787	7,825
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,459
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	15,895	16,009
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	21,900	22,132
Series 2025-3A, Class C, 4.69%, 5/15/2031 (b)	5,205	5,187
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	5,664	5,691
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	14,756	12,701
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	39,719	39,299
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	57,178	57,169
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	6,112	5,558
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	1,758	1,629
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	8,252	7,421
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/2046 (b)	4,973	4,983
Series 2025-3A, Class A, 5.00%, 10/20/2049 (b)	44,346	43,884
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	8,720
Grene Series 2026-1A, 0.00%, 1/17/2061 ‡	17,599	17,095
Grene Energy (Denmark) 12.50%, 9/15/2026 ‡ (b)	5,161	4,816
Grene Energy Senio 0.00%, 1/25/2027 ‡	2,810	2,276
GS Mortgage-Backed Securities Trust Series 2025-CES2, Class A1, 5.18%, 9/25/2055 (b) (e)	12,808	12,771
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	5,504	5,138
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	6,878	6,630
HERO Funding II (Cayman Islands) 3.75%, 9/21/2044 ‡	2,511	2,131
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,898	1,772
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	601	564
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	1,253	1,200
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	4,682	4,437
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	2,225	2,198
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	4,527	4,533

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	3,998	4,003
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	52,008	51,287
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,354	9,222
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	40,374	37,759
Hornbeck Offshore 8.90%, 1/1/2044 ‡ (b)	45,640	46,667
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	9,026	9,090
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	99,500	99,102
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	22,630	21,672
Jonah 0.00%, 12/10/2037 ‡ (b)	29,084	29,113
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	15,330	15,531
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	39,243	39,302
Series 2025-1A, Class A1, 6.59%, 12/10/2040 (b)	44,122	44,114
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (b)	18,073	18,050
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (b) (f)	8	— (h)
Series 2014-1, Class A, IO, 1.53%, 10/25/2032 (b) (f)	2,749	61
Series 2012-4, Class A, IO, 0.89%, 9/25/2037 ‡ (b) (f)	5,598	96
Series 2012-2, Class A, IO, 0.90%, 8/25/2038 (b) (f)	3,835	60
Series 2013-2, Class A, IO, 1.77%, 3/25/2039 (b) (f)	2,957	72
Series 2012-6, Class A, IO, 0.51%, 5/25/2039 ‡ (b) (f)	3,508	35
Series 2014-2, Class A, IO, 2.81%, 4/25/2040 (b) (f)	552	38
Series 2015-2, Class A, IO, 2.75%, 7/25/2041 ‡ (b) (f)	1,761	167
Koda Gnb ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	8,968	9,087
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	19,719	19,969
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	1,218	1,217
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	10,695
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	9,254
Liberty 7.25%, 5/14/2031 ‡	147,000	147,122
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 4.45%, 2/25/2034 (f)	345	343
Series 2004-3, Class M1, 4.55%, 7/25/2034 (f)	165	167
LVNV Funding Frn 0.00%, 10/15/2027 ‡ (f)	49,749	50,247
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	11,351
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	6,770	6,806
Series 2025-1A, Class A, 4.49%, 1/20/2039 (b)	32,295	32,320
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class B, 6.16%, 12/22/2031 (b)	32,600	32,786
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	106,650	106,555
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	12,520	12,507
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (f)	28,617	28,617
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	1,661	1,668
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	18,608	18,935
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (b)	6,231	6,255

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mpire Frn Series 2026, 8.29%, 9/13/2030 ‡ (b)	78,932	79,155
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.84%, 11/25/2033 (e)	532	523
Nexgen, Inc.0.00, 11/16/2033‡ (f)	69,624	69,537
Nexus Nova 6.50%, 11/8/2028 ‡	40,000	40,001
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	12,293	12,172
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	681	681
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,250
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,593
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,427
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	11,119
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	4,188	4,125
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	1,667	1,646
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	10,450	10,459
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	23,150	23,067
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	48,444	46,740
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	21,439
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	7,534
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	20,733
Piper ABS Issuer LLC 6.05%, 1/15/2046 ‡	16,214	16,214
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	10,879	10,836
Presidio Finance LLC Series 2023-1, Class A1, 7.81%, 12/25/2038 ‡ (b)	11,062	11,231
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	54,708
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,391	7,311
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	46,501
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	10,898
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	22,489
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	50,118
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	13,935
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	20,894
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (b) (f)	14,285	13,564
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	6,712	6,312
Series 2024-SFR5, Class C, 3.25%, 8/17/2041 (b) (f)	15,640	14,641
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (b) (f)	17,333	16,097
Purewest ABS Issuer LLC
Series 2025-1, Class A1, 5.69%, 4/5/2040 (b)	24,989	25,033
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	94,810	94,440
Raisa Funding LLC 7.60%, 6/15/2038 ‡	7,916	8,029
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (b) (f)	897	897
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	22
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	2,402	2,211
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	13,662	13,654
Series 2024-2A, Class A, 5.33%, 11/20/2060 (b)	11,653	11,246
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	20,275	20,396

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	9,321	9,348
Series 2023-2, Class C, 5.47%, 12/16/2030	18,893	19,065
Series 2022-5, Class D, 5.67%, 12/16/2030	85,145	85,636
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	67,619
Series 2022-7, Class C, 6.69%, 3/17/2031	10,939	11,091
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,328
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,193
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,426
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	20,268	20,530
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	6,540	6,650
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	17,260	17,327
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,108
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (e)	323	275
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (b)	4,882	4,900
Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	615	625
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	873	870
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	3,394	3,426
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	1,861	1,897
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	4,283	4,362
Series 2025-3A, Class B, 4.64%, 8/22/2044 (b)	1,752	1,733
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (f)	95,000	94,881
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (f)	95,000	95,042
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	14,479	14,511
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (b)	5,182	5,184
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	6	5
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	97	12
Towd Point Mortgage Trust Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (b) (e)	35,092	34,993
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	25,719	25,586
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	5,835	5,744
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (b)	10,000	9,851
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	1,875	1,875
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 9/3/2026	5,940	5,927
Series 2019-2, Class B, 3.50%, 5/1/2028	3,574	3,484
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,599	1,554
Series 2016-1, Class A, 3.45%, 7/7/2028	15,166	14,635
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,045	1,005
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,704	8,434
Series 2018-1, Class A, 3.70%, 3/1/2030	5,032	4,815
Series 2019-1, Class AA, 4.15%, 8/25/2031	10,286	10,006
Series 2019-1, Class A, 4.55%, 8/25/2031	9,312	8,994
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,294	4,831

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1, Class AA, 5.45%, 2/15/2037	26,370	27,003
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	24,977	25,582
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (b)	25,618	25,556
Series 2026-1, Class A, 5.03%, 2/25/2048 (b)	16,640	16,601
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (b)	48,000	47,940
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (b)	6,514	6,605
vMobo, Inc. 7.46%, 7/18/2027 ‡	110,554	105,709
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	1,712	1,713
VOLT CVI LLC Series 2021-NP12, Class A1, 6.73%, 12/26/2051 (b) (e)	7,018	7,026
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	379	379
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (b)	27,000	27,078
Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	5,860	5,901
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	9,246	9,327
Series 2024-1A, Class A, 6.06%, 1/20/2038 (b)	13,267	13,415
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	6,932	6,991
Westlake Automobile Receivables Trust
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	59,241	59,481
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	12,352	12,467
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	17,963	18,168
Wolf ABS LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	6,314	6,406
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	21,500	22,164
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	35,468	35,468
Total Asset-Backed Securities (Cost $5,667,903)		5,650,455
Commercial Mortgage-Backed Securities — 4.8%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (b) (f)	21,000	19,425
Series 2018-20TS, Class E, 3.10%, 5/15/2035 (b) (f)	13,399	12,059
BAML RCAP Frn 8.00%, 10/25/2027 ‡	42,341	42,341
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	7,700	5,363
BAMLL Re-REMIC Trust
Series 2024-FRR2, Class A, 2.42%, 7/27/2050 ‡ (b) (f)	13,078	12,517
Series 2024-FRR2, Class B, 2.45%, 7/27/2050 ‡ (b) (f)	17,745	16,896
Series 2025-FRR5, Class BK73, 2.02%, 2/27/2051 ‡ (b) (f)	20,476	19,144
Series 2025-FRR5, Class A736, 1.42%, 9/27/2052 ‡ (b) (f)	15,256	15,135
Series 2025-FRR5, Class B736, 1.42%, 9/27/2052 ‡ (b) (f)	18,347	18,194
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.95%, 1/12/2045 (b) (f)	140	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,733
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	18,689
Series 2021-FRR1, Class AK58, 2.17%, 9/29/2029 (b) (f)	28,730	28,309
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (b) (f)	558	1
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (f)	53,745	52,589

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (b) (f)	14,842	4
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	13,182
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	25,890	22,798
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	14,142
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (f)	4,000	3,855
EJ Hugoton Series 2026-1 B, 9.10%, 1/25/2027 ‡	11,640	11,640
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.21%, 9/25/2043 (b) (f)	15,764	15,788
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K070, Class A2, 3.30%, 11/25/2027 (f)	17,323	17,109
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,518
Series K072, Class AM, 3.50%, 12/25/2027 (f)	19,000	18,772
Series W5FX, Class AFX, 3.21%, 4/25/2028 (f)	21,769	21,366
Series K081, Class A2, 3.90%, 8/25/2028 (f)	1,531	1,517
Series K082, Class AM, 3.92%, 9/25/2028 (f)	12,035	11,914
Series K087, Class A2, 3.77%, 12/25/2028	4,008	3,958
Series K088, Class A2, 3.69%, 1/25/2029	355	349
Series K115, Class XAM, IO, 1.54%, 7/25/2030 (f)	44,581	2,510
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (f)	21,865	983
Series K753, Class A2, 4.40%, 10/25/2030	40,970	40,920
Series K754, Class AM, 4.94%, 11/25/2030 (f)	18,128	18,448
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,871
Series K142, Class A2, 2.40%, 3/25/2032	58,400	52,333
Series K145, Class A2, 2.58%, 5/25/2032	40,795	36,757
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,867
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,664
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,280
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,805
Series Q013, Class APT2, 1.21%, 5/25/2050 (f)	12,162	11,908
Series K138, Class AM, 1.89%, 1/25/2055	24,220	21,069
FNMA ACES
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (f)	5,621	5,572
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	25,251	25,069
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	20,164	19,966
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	21,296	21,063
Series 2017-M15, Class A2, 2.97%, 9/25/2027 (f)	7,869	7,776
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (f)	16,766	16,427
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (f)	15,513	15,235
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	53,882	52,697
Series 2018-M8, Class A2, 3.31%, 6/25/2028 (f)	27,702	27,246
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	41,392	40,715
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (f)	40,135	1,256
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (f)	3,522	3,413
Series 2019-M7, Class A2, 3.14%, 4/25/2029	31,579	30,589
Series 2017-M11, Class A2, 2.98%, 8/25/2029	12,021	11,559
Series 2020-M5, Class A2, 2.21%, 1/25/2030	38,649	36,020
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	10,168	9,767
Series 2020-M50, Class A2, 1.20%, 10/25/2030	9,541	9,267

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	157,863	4,440
Series 2026-M10, Class A1, 1.85%, 6/25/2031 (f)	30,218	27,895
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	28,657	25,085
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (f)	39,151	35,255
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (f)	45,000	39,034
Series 2022-M10, Class A2, 1.93%, 1/25/2032 (f)	5,548	4,878
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	48,740	42,966
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	60,253	54,402
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (f)	55,138	53,013
Series 2023-M8, Class A1, 4.48%, 11/25/2032 (f)	10,134	10,170
Series 2026-M9, Class A, 1.57%, 1/25/2033 (f)	39,351	34,804
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (f)	168,870	142,296
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (f)	71,540	71,353
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (f)	8,138	8,204
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	106,426
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (f)	99,798	5,537
Series 2022-M5, Class A1, 2.33%, 1/1/2034 (f)	13,699	12,877
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	238,065	36
Series 2026-M10, Class A2, 1.85%, 7/25/2035 (f)	172,505	146,087
Series 2026-M10, Class PS, 1.85%, 7/25/2035 (f)	35,343	30,801
Series 2019-M10, Class X, IO, 0.38%, 5/25/2049 (f)	56,699	1,146
FREMF Mortgage Trust
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (f)	5,645	5,294
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (b) (f)	13,500	12,192
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (b) (f)	32,666	28,106
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (b) (f)	9,363	8,511
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (b) (f)	5,000	4,576
Series 2016-K56, Class B, 3.84%, 6/25/2049 (b) (f)	8,451	8,426
Series 2017-K67, Class B, 3.95%, 9/25/2049 (b) (f)	10,500	10,392
Series 2017-K63, Class B, 3.88%, 2/25/2050 (b) (f)	20,000	19,879
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (f)	6,000	5,719
Series 2019-K90, Class B, 4.32%, 2/25/2052 (b) (f)	8,500	8,361
Series 2019-K93, Class B, 4.12%, 5/25/2052 (b) (f)	8,000	7,808
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (f)	10,000	9,920
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	16,520	16,001
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,305	5,314
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (f)	410	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,331
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	34,704
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	55,243
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.61%, 11/25/2053 (b) (f)	39,098	40,245
Series 2024-01, Class M7, 6.36%, 7/25/2054 (b) (f)	7,354	7,431
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (b) (f)	26,545	25,891
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (b) (f)	6,865	6,660
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (e)	116,487	115,703

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	33,500	33,972
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	45,950	46,859
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/27/2040 (b)	10,743	10,644
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	19,077	16,606
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	59,737
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (b) (f)	2,283	2,084
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (b) (f)	25,880	26,230
Total Commercial Mortgage-Backed Securities (Cost $2,625,599)		2,548,903
Collateralized Mortgage Obligations — 4.4%
Acrc Series 2026-1B, 0.00%, 11/15/2026 ‡ (b)	22,200	21,534
Al, 5.59%, 10/25/2029 ‡	76,938	76,938
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,444	1,468
Series 2005-1CB, Class 1A6, IF, IO, 3.40%, 3/25/2035 (f)	430	44
Series 2005-22T1, Class A2, IF, IO, 1.37%, 6/25/2035 (f)	3,262	210
Series 2005-20CB, Class 3A8, IF, IO, 1.05%, 7/25/2035 (f)	2,003	75
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	774	656
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	41	15
Series 2005-37T1, Class A2, IF, IO, 1.35%, 9/25/2035 (f)	9,704	567
Series 2005-54CB, Class 1A2, IF, IO, 1.15%, 11/25/2035 (f)	2,593	109
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	656	491
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	7
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	272	239
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (f)	1	1
Aml-prop CAP Frn Series 2026-1B, 0.00%, 1/25/2027 ‡ (f)	599	597
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	68,704	68,878
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (f)	231	61
Baml PIMCO Frn, 0.00%, 1/30/2027 ‡	8,635	8,635
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	60	42
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	52	51
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	101	91
Series 2005-7, Class 30, PO, 11/25/2035	57	58
Series 2005-8, Class 30, PO, 1/25/2036	21	12
Series 2006-1, Class X, PO, 1/25/2036	27	17
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.25%, 4/25/2033 (f)	12	11
Baring Frn Series 2026-1B, Class PA, 0.00%, 6/25/2027 ‡	4,414	4,414
Bear Stearns ARM Trust
Series 2003-2, Class A5, 5.75%, 1/25/2033 (b) (f)	305	304
Series 2003-7, Class 3A, 6.25%, 10/25/2033 (f)	10	11
Series 2004-2, Class 14A, 4.24%, 5/25/2034 (f)	159	149
Series 2006-1, Class A1, 5.95%, 2/25/2036 (f)	340	331
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	9,256	9,176
BVRT LLC Series 2025-1, Class C, 3.64%, 5/10/2033 ‡ (b) (f)	13,061	12,572
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	9	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	18	13
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 (b) (e)	37,151	37,098
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	93,000	93,595
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.14%, 6/25/2035 (f)	91	92
Series 2007-A2, Class 1A1, 6.52%, 6/25/2035 (f)	3	3
Series 2007-A1, Class 2A1, 5.71%, 2/25/2037 (f)	116	113
Series 2007-A1, Class 9A1, 5.86%, 2/25/2037 (f)	74	74
Series 2007-A1, Class 7A1, 6.28%, 2/25/2037 (f)	2	2
Series 2007-A1, Class 1A3, 6.33%, 2/25/2037 (f)	30	30
CHL Mortgage Pass-Through Trust
Series 2002-18, PO, 11/25/2032	10	8
Series 2004-3, Class A26, 5.50%, 4/25/2034	81	80
Series 2004-3, Class A4, 5.75%, 4/25/2034	55	55
Series 2004-HYB1, Class 2A, 4.82%, 5/20/2034 (f)	36	35
Series 2004-HYB3, Class 2A, 4.24%, 6/20/2034 (f)	148	142
Series 2004-7, Class 2A1, 4.77%, 6/25/2034 (f)	21	20
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	310	307
Series 2004-HYB6, Class A3, 5.23%, 11/20/2034 (f)	117	113
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	26
Series 2005-16, Class A23, 5.50%, 9/25/2035	39	23
Series 2005-22, Class 2A1, 4.78%, 11/25/2035 (f)	528	437
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	139	127
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (f)	87	82
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.28%, 9/25/2033 (b) (f)	101	101
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (f)	26	25
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	596	591
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	7	5
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	4	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	25	24
Series 2005-1, Class 2A1A, 3.11%, 2/25/2035 (f)	108	96
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	266	266
Series 2005-5, Class 1A2, 4.11%, 8/25/2035 (f)	295	252
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 6.96%, 1/25/2043 (b) (f)	17,575	18,157
Series 2023-R06, Class 1M2, 6.31%, 7/25/2043 (b) (f)	9,750	9,994
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	251	257
Series 2003-AR15, Class 3A1, 6.56%, 6/25/2033 (f)	25	25
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	118	118
Series 2003-23, Class 1P, PO, 10/25/2033	156	115
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	120	119

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	344	349
Series 2005-9, Class AP, PO, 10/25/2035	23	18
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	619	102
Series 2005-10, Class AP, PO, 11/25/2035	30	21
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	3,144	3,394
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (f)	18	18
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	1,223	1,223
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (f)	23,783	20,101
Series 2024-2, Class A, 5.16%, 8/1/2054 (b) (f)	46,016	42,015
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	12,164	11,086
Series 2017-4, Class M60C, 3.50%, 6/25/2057	7,428	6,904
Series 2017-4, Class MT, 3.50%, 6/25/2057	23,503	21,385
Series 2018-4, Class MA, 3.50%, 3/25/2058	22,087	21,203
Series 2018-4, Class MZ, 3.50%, 3/25/2058	15,642	12,248
Series 2019-1, Class MT, 3.50%, 7/25/2058	32,018	28,744
Series 2019-1, Class M55D, 4.00%, 7/25/2058	16,721	15,800
Series 2019-2, Class MA, 3.50%, 8/26/2058	11,238	10,716
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,490	22,093
Series 2019-4, Class MA, 3.00%, 2/25/2059	28,471	26,692
Series 2020-1, Class M55G, 3.00%, 8/25/2059	26,431	23,719
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,429	14,214
Series 2020-3, Class MT, 2.00%, 5/25/2060	39,839	31,903
Series 2020-3, Class MTU, 2.50%, 5/25/2060	36,313	30,066
Series 2022-1, Class MTU, 3.25%, 11/25/2061	80,106	69,252
Series 2023-1, Class MT, 3.00%, 10/25/2062	51,467	43,096
Series 2024-2, Class MT, 3.50%, 5/25/2064	79,344	69,507
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	744	770
Series R007, Class ZA, 6.00%, 5/15/2036	983	1,020
FHLMC, REMIC
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	—	—
Series 1927, Class PH, 7.50%, 1/15/2027	3	3
Series 1963, Class Z, 7.50%, 1/15/2027	1	1
Series 1935, Class FL, 4.46%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	—	—
Series 1970, Class PG, 7.25%, 7/15/2027	—	—
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 2019, Class Z, 6.50%, 12/15/2027	5	5
Series 2038, Class PN, IO, 7.00%, 3/15/2028	6	—
Series 2040, Class PE, 7.50%, 3/15/2028	14	14
Series 2054, Class PV, 7.50%, 5/15/2028	4	4
Series 2063, Class PG, 6.50%, 6/15/2028	9	9
Series 2064, Class TE, 7.00%, 6/15/2028	1	1
Series 2070, Class C, 6.00%, 7/15/2028	11	11
Series 2075, Class PM, 6.25%, 8/15/2028	28	28

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2075, Class PH, 6.50%, 8/15/2028	26	26
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11	—
Series 2095, Class PE, 6.00%, 11/15/2028	23	23
Series 2106, Class ZD, 6.00%, 12/15/2028	61	62
Series 2388, Class FB, 4.36%, 1/15/2029 (f)	12	12
Series 2110, Class PG, 6.00%, 1/15/2029	61	62
Series 2125, Class JZ, 6.00%, 2/15/2029	19	19
Series 2126, Class CB, 6.25%, 2/15/2029	24	24
Series 2132, Class SB, IF, 14.24%, 3/15/2029 (f)	2	2
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2169, Class TB, 7.00%, 6/15/2029	55	56
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2172, Class QC, 7.00%, 7/15/2029	42	43
Series 2176, Class OJ, 7.00%, 8/15/2029	24	24
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	6	6
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	1	—
Series 2208, Class PG, 7.00%, 1/15/2030	49	50
Series 2209, Class TC, 8.00%, 1/15/2030	9	10
Series 2210, Class Z, 8.00%, 1/15/2030	43	44
Series 2224, Class CB, 8.00%, 3/15/2030	10	11
Series 3654, Class DC, 5.00%, 4/15/2030	1,666	1,679
Series 2230, Class Z, 8.00%, 4/15/2030	11	12
Series 2234, Class PZ, 7.50%, 5/15/2030	12	13
Series 2247, Class Z, 7.50%, 8/15/2030	15	15
Series 2256, Class MC, 7.25%, 9/15/2030	17	17
Series 2259, Class ZM, 7.00%, 10/15/2030	43	44
Series 2262, Class Z, 7.50%, 10/15/2030	3	3
Series 2271, Class PC, 7.25%, 12/15/2030	42	43
Series 2296, Class PD, 7.00%, 3/15/2031	26	27
Series 2313, Class LA, 6.50%, 5/15/2031	4	4
Series 2325, Class PM, 7.00%, 6/15/2031	15	15
Series 2359, Class ZB, 8.50%, 6/15/2031	44	47
Series 2332, Class ZH, 7.00%, 7/15/2031	48	50
Series 2344, Class ZD, 6.50%, 8/15/2031	259	267
Series 2344, Class ZJ, 6.50%, 8/15/2031	40	41
Series 2345, Class NE, 6.50%, 8/15/2031	35	36
Series 2351, Class PZ, 6.50%, 8/15/2031	26	27
Series 2367, Class ME, 6.50%, 10/15/2031	36	38
Series 2399, Class OH, 6.50%, 1/15/2032	31	32
Series 2399, Class TH, 6.50%, 1/15/2032	47	49
Series 2475, Class S, IF, IO, 4.24%, 2/15/2032 (f)	126	12
Series 2418, Class FO, 4.66%, 2/15/2032 (f)	29	29
Series 2410, Class QX, IF, IO, 4.89%, 2/15/2032 (f)	19	1
Series 2410, Class NG, 6.50%, 2/15/2032	46	48
Series 2420, Class XK, 6.50%, 2/15/2032	53	55
Series 2412, Class SP, IF, 8.59%, 2/15/2032 (f)	72	77

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2410, Class QS, IF, 9.73%, 2/15/2032 (f)	72	75
Series 2444, Class ES, IF, IO, 4.19%, 3/15/2032 (f)	49	4
Series 2450, Class SW, IF, IO, 4.24%, 3/15/2032 (f)	32	3
Series 2423, Class TB, 6.50%, 3/15/2032	45	46
Series 2430, Class WF, 6.50%, 3/15/2032	82	85
Series 2423, Class MC, 7.00%, 3/15/2032	47	48
Series 2423, Class MT, 7.00%, 3/15/2032	53	55
Series 2434, Class ZA, 6.50%, 4/15/2032	90	91
Series 2435, Class CJ, 6.50%, 4/15/2032	107	111
Series 2441, Class GF, 6.50%, 4/15/2032	20	21
Series 2434, Class TC, 7.00%, 4/15/2032	105	109
Series 2436, Class MC, 7.00%, 4/15/2032	14	14
Series 2455, Class GK, 6.50%, 5/15/2032	59	62
Series 2450, Class GZ, 7.00%, 5/15/2032	67	70
Series 2458, Class ZM, 6.50%, 6/15/2032	25	26
Series 2466, Class DH, 6.50%, 6/15/2032	22	23
Series 2466, Class PH, 6.50%, 6/15/2032	83	87
Series 2474, Class NR, 6.50%, 7/15/2032	77	79
Series 2484, Class LZ, 6.50%, 7/15/2032	90	94
Series 3393, Class JO, PO, 9/15/2032	217	198
Series 2500, Class MC, 6.00%, 9/15/2032	63	65
Series 2835, Class QO, PO, 12/15/2032	11	10
Series 2571, Class FY, 4.51%, 12/15/2032 (f)	86	87
Series 2543, Class YX, 6.00%, 12/15/2032	188	193
Series 2544, Class HC, 6.00%, 12/15/2032	54	56
Series 2571, Class SY, IF, 9.58%, 12/15/2032 (f)	51	55
Series 2552, Class ME, 6.00%, 1/15/2033	122	125
Series 2567, Class QD, 6.00%, 2/15/2033	122	125
Series 2575, Class ME, 6.00%, 2/15/2033	501	515
Series 2596, Class QG, 6.00%, 3/15/2033	67	69
Series 2586, Class WI, IO, 6.50%, 3/15/2033	41	5
Series 2631, Class SA, IF, 7.96%, 6/15/2033 (f)	140	143
Series 2642, Class SL, IF, 4.92%, 7/15/2033 (f)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	543	549
Series 2692, Class SC, IF, 5.77%, 7/15/2033 (f)	70	73
Series 4238, Class WY, 3.00%, 8/15/2033	1,217	1,168
Series 2671, Class S, IF, 7.87%, 9/15/2033 (f)	43	46
Series 2733, Class SB, IF, 4.63%, 10/15/2033 (f)	1,061	1,039
Series 2780, Class SY, IF, 8.23%, 11/15/2033 (f)	27	30
Series 2722, Class PF, 4.36%, 12/15/2033 (f)	361	361
Series 3920, Class LP, 5.00%, 1/15/2034	578	585
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 2802, Class OH, 6.00%, 5/15/2034	79	81
Series 3611, PO, 7/15/2034	248	220
Series 3305, Class MG, IF, 5.98%, 7/15/2034 (f)	98	100
Series 2990, Class GO, PO, 2/15/2035	83	72
Series 2929, Class MS, IF, 11.63%, 2/15/2035 (f)	99	104
Series 2968, Class EH, 6.00%, 4/15/2035	1,911	1,954

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2981, Class FA, 4.16%, 5/15/2035 (f)	103	103
Series 2988, Class AF, 4.06%, 6/15/2035 (f)	181	179
Series 2990, Class WP, IF, 7.33%, 6/15/2035 (f)	1	1
Series 3014, Class OD, PO, 8/15/2035	19	17
Series 3085, Class WF, 4.56%, 8/15/2035 (f)	126	127
Series 3029, Class SO, PO, 9/15/2035	60	56
Series 3064, Class SG, IF, 7.48%, 11/15/2035 (f)	80	82
Series 3101, Class UZ, 6.00%, 1/15/2036	282	296
Series 3102, Class HS, IF, 10.79%, 1/15/2036 (f)	7	8
Series 3117, Class AO, PO, 2/15/2036	82	75
Series 3117, Class EO, PO, 2/15/2036	63	56
Series 3117, Class OG, PO, 2/15/2036	26	23
Series 3117, Class OK, PO, 2/15/2036	59	52
Series 3122, Class OH, PO, 3/15/2036	51	44
Series 3122, Class OP, PO, 3/15/2036	47	43
Series 3134, PO, 3/15/2036	17	14
Series 3122, Class ZB, 6.00%, 3/15/2036	32	33
Series 3138, PO, 4/15/2036	96	84
Series 3147, PO, 4/15/2036	96	88
Series 3607, Class AO, PO, 4/15/2036	165	142
Series 3607, Class BO, PO, 4/15/2036	303	265
Series 3137, Class XP, 6.00%, 4/15/2036	224	232
Series 3219, Class DI, IO, 6.00%, 4/15/2036	159	27
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,615	1,676
Series 3149, Class SO, PO, 5/15/2036	52	42
Series 3151, PO, 5/15/2036	106	90
Series 3153, Class EO, PO, 5/15/2036	121	105
Series 3233, Class OP, PO, 5/15/2036	23	19
Series 3171, Class MO, PO, 6/15/2036	126	114
Series 3164, Class MG, 6.00%, 6/15/2036	42	44
Series 3523, Class SD, IF, 9.33%, 6/15/2036 (f)	67	69
Series 3179, Class OA, PO, 7/15/2036	54	47
Series 3194, Class SA, IF, IO, 3.34%, 7/15/2036 (f)	35	3
Series 3181, Class AZ, 6.50%, 7/15/2036	180	188
Series 3195, Class PD, 6.50%, 7/15/2036	87	90
Series 3200, PO, 8/15/2036	99	85
Series 3202, Class HI, IF, IO, 2.89%, 8/15/2036 (f)	1,198	97
Series 3200, Class AY, 5.50%, 8/15/2036	409	418
Series 3645, Class KZ, 5.50%, 8/15/2036	146	149
Series 3213, Class OA, PO, 9/15/2036	53	47
Series 3218, Class AO, PO, 9/15/2036	45	37
Series 3225, Class EO, PO, 10/15/2036	104	87
Series 3232, Class ST, IF, IO, 2.94%, 10/15/2036 (f)	205	13
Series 3704, Class DT, 7.50%, 11/15/2036	1,286	1,365
Series 3256, PO, 12/15/2036	58	49
Series 3704, Class CT, 7.00%, 12/15/2036	2,853	3,012
Series 3704, Class ET, 7.50%, 12/15/2036	1,096	1,186
Series 3261, Class OA, PO, 1/15/2037	59	50

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3260, Class CS, IF, IO, 2.38%, 1/15/2037 (f)	104	8
Series 3274, Class JO, PO, 2/15/2037	20	17
Series 3510, Class OD, PO, 2/15/2037	125	110
Series 3275, Class FL, 4.20%, 2/15/2037 (f)	90	89
Series 3274, Class B, 6.00%, 2/15/2037	161	167
Series 3286, PO, 3/15/2037	6	5
Series 3290, Class SB, IF, IO, 2.69%, 3/15/2037 (f)	200	14
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (f)	52	56
Series 3373, Class TO, PO, 4/15/2037	63	55
Series 3302, Class UT, 6.00%, 4/15/2037	152	158
Series 3316, PO, 5/15/2037	104	88
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	596	495
Series 3315, Class HZ, 6.00%, 5/15/2037	127	133
Series 3326, Class JO, PO, 6/15/2037	12	11
Series 3331, PO, 6/15/2037	62	54
Series 3607, Class OP, PO, 7/15/2037	575	493
Series 4032, Class TO, PO, 7/15/2037	808	685
Series 3344, Class SL, IF, IO, 2.84%, 7/15/2037 (f)	96	7
Series 4048, Class FJ, 4.17%, 7/15/2037 (f)	1,209	1,194
Series 3365, PO, 9/15/2037	87	74
Series 3371, Class FA, 4.36%, 9/15/2037 (f)	44	44
Series 3387, Class SA, IF, IO, 2.66%, 11/15/2037 (f)	821	55
Series 3383, Class SA, IF, IO, 2.69%, 11/15/2037 (f)	416	28
Series 3404, Class SC, IF, IO, 2.24%, 1/15/2038 (f)	844	68
Series 3422, Class SE, IF, 8.06%, 2/15/2038 (f)	42	44
Series 3423, Class PB, 5.50%, 3/15/2038	719	736
Series 3424, Class PI, IF, IO, 3.04%, 4/15/2038 (f)	427	39
Series 3453, Class B, 5.50%, 5/15/2038	69	70
Series 3455, Class SE, IF, IO, 2.44%, 6/15/2038 (f)	423	39
Series 3461, Class LZ, 6.00%, 6/15/2038	49	51
Series 3461, Class Z, 6.00%, 6/15/2038	879	908
Series 3481, Class SJ, IF, IO, 2.09%, 8/15/2038 (f)	515	41
Series 3895, Class WA, 5.60%, 10/15/2038 (f)	188	192
Series 3501, Class CB, 5.50%, 1/15/2039	423	433
Series 3511, Class SA, IF, IO, 2.24%, 2/15/2039 (f)	228	15
Series 3546, Class A, 5.87%, 2/15/2039 (f)	172	174
Series 3531, Class SM, IF, IO, 2.34%, 5/15/2039 (f)	40	2
Series 3531, Class SA, IF, IO, 2.54%, 5/15/2039 (f)	335	26
Series 3549, Class FA, 4.96%, 7/15/2039 (f)	39	40
Series 3607, Class TO, PO, 10/15/2039	287	242
Series 3608, Class SC, IF, IO, 2.49%, 12/15/2039 (f)	193	9
Series 3621, Class BO, PO, 1/15/2040	278	242
Series 3802, Class LS, IF, IO, 2.05%, 1/15/2040 (f)	1,213	114
Series 3632, Class BS, IF, 4.98%, 2/15/2040 (f)	668	640
Series 3740, Class SB, IF, IO, 2.24%, 10/15/2040 (f)	655	51
Series 3740, Class SC, IF, IO, 2.24%, 10/15/2040 (f)	614	57
Series 3779, Class GZ, 4.50%, 12/15/2040	5,024	4,951

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3779, Class Z, 4.50%, 12/15/2040	14,207	13,973
Series 3860, Class PZ, 5.00%, 5/15/2041	7,994	8,039
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	440	417
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	1,249	1,215
Series 4048, Class FB, 4.16%, 10/15/2041 (f)	948	944
Series 3957, Class B, 4.00%, 11/15/2041	786	761
Series 3966, Class NA, 4.00%, 12/15/2041	733	712
Series 4012, Class FN, 4.26%, 3/15/2042 (f)	2,210	2,190
Series 4077, Class FB, 4.26%, 7/15/2042 (f)	1,052	1,039
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,589
Series 4257, Class DZ, 2.50%, 10/15/2043	6,705	5,903
Series 3688, Class GT, 7.45%, 11/15/2046 (f)	1,330	1,405
Series 4809, Class ZM, 4.00%, 7/15/2048	18,108	16,974
Series 4837, Class ZB, 4.00%, 10/15/2048	6,145	5,749
Series 5008, Class LB, 1.50%, 8/25/2050	18,159	14,584
Series 5190, Class PH, 2.50%, 2/25/2052	16,410	15,077
Series 5354, PO, 10/25/2053	4,537	3,116
FHLMC, STRIPS
Series 197, PO, 4/1/2028	37	36
Series 233, Class 11, IO, 5.00%, 9/15/2035	295	45
Series 233, Class 12, IO, 5.00%, 9/15/2035	247	33
Series 233, Class 13, IO, 5.00%, 9/15/2035	453	63
Series 239, Class S30, IF, IO, 3.94%, 8/15/2036 (f)	928	104
Series 262, Class 35, 3.50%, 7/15/2042	10,292	9,585
Series 264, Class F1, 4.31%, 7/15/2042 (f)	3,951	3,910
Series 270, Class F1, 4.26%, 8/15/2042 (f)	1,410	1,392
Series 299, Class 300, 3.00%, 1/15/2043	697	635
Series 310, PO, 9/15/2043	2,461	1,897
Series 406, PO, 10/25/2053	35,224	30,048
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.44%, 7/25/2032 (f)	244	223
Series T-48, Class 1A, 4.26%, 7/25/2033 (f)	670	642
Series T-76, Class 2A, 2.11%, 10/25/2037 (f)	4,532	4,136
Series T-42, Class A5, 7.50%, 2/25/2042	967	1,026
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	222	219
Series T-54, Class 2A, 6.50%, 2/25/2043	1,286	1,347
Series T-54, Class 3A, 7.00%, 2/25/2043	416	425
Series T-56, Class A5, 5.23%, 5/25/2043	2,612	2,454
Series T-57, Class 1AP, PO, 7/25/2043	82	50
Series T-57, Class 1A3, 7.50%, 7/25/2043	232	247
Series T-58, Class A, PO, 9/25/2043	77	63
Series T-58, Class 4A, 7.50%, 9/25/2043	1,156	1,188
Series T-59, Class 1AP, PO, 10/25/2043	96	48
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,175	1,212
Series T-62, Class 1A1, 4.97%, 10/25/2044 (f)	1,210	1,122
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	397	165
Series 2007-FA4, Class 1A2, IF, IO, 1.95%, 8/25/2037 (f)	4,433	295

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	134	119
Series 2007-42, Class AO, PO, 5/25/2037	6	5
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	685	711
Series 2003-W8, Class 3F1, 4.13%, 5/25/2042 (f)	89	89
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	197	197
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	326	337
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,094	1,082
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	394	402
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	423	432
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	80	82
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	62	63
Series 2004-W15, Class 2AF, 3.98%, 8/25/2044 (f)	279	277
Series 2005-W3, Class 2AF, 3.95%, 3/25/2045 (f)	2,231	2,213
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	101	102
Series 2006-W2, Class 2A, 5.47%, 11/25/2045 (f)	290	298
Series 2006-W2, Class 1AF1, 3.95%, 2/25/2046 (f)	974	964
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,682	84,523
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (f)	203	208
Series 2001-T3, Class A1, 7.50%, 11/25/2040	324	324
Series 2002-T4, Class A1, 6.50%, 12/25/2041	3,782	3,880
Series 2002-T16, Class A2, 7.00%, 7/25/2042	483	507
Series 2004-T2, Class 2A, 5.42%, 7/25/2043 (f)	227	230
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	567	571
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	58	59
Series 2004-T3, Class PT1, 8.78%, 1/25/2044 (f)	85	89
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,143	1,159
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	497	508
FNMA, REMIC
Series 2006-94, Class GK, IF, 14.62%, 10/25/2026 (f)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-29, Class J, 7.50%, 4/20/2027	2	2
Series 1997-39, Class PD, 7.50%, 5/20/2027	6	6
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	6	6
Series 2008-55, Class S, IF, IO, 3.87%, 7/25/2028 (f)	93	2
Series 1999-17, Class C, 6.35%, 4/25/2029	4	4
Series 1999-62, Class PB, 7.50%, 12/18/2029	3	3
Series 2000-2, Class ZE, 7.50%, 2/25/2030	32	32
Series 2000-52, IO, 8.50%, 1/25/2031	4	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,376	1,346
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	57	5
Series 2001-30, Class PM, 7.00%, 7/25/2031	26	27
Series 2001-36, Class DE, 7.00%, 8/25/2031	65	67
Series 2001-49, Class Z, 6.50%, 9/25/2031	18	18

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-44, Class MY, 7.00%, 9/25/2031	72	74
Series 2001-44, Class PD, 7.00%, 9/25/2031	10	10
Series 2001-44, Class PU, 7.00%, 9/25/2031	13	13
Series 2001-60, Class QS, IF, 11.46%, 9/25/2031 (f)	34	38
Series 2001-52, Class KB, 6.50%, 10/25/2031	13	13
Series 2003-52, Class SX, IF, 11.77%, 10/25/2031 (f)	22	24
Series 2001-60, Class PX, 6.00%, 11/25/2031	95	97
Series 2001-61, Class Z, 7.00%, 11/25/2031	106	109
Series 2004-74, Class SW, IF, 7.99%, 11/25/2031 (f)	33	34
Series 2001-72, Class SX, IF, 8.79%, 12/25/2031 (f)	2	2
Series 2001-81, Class LO, PO, 1/25/2032	2	2
Series 2002-1, Class SA, IF, 13.08%, 2/25/2032 (f)	11	12
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	43	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	3
Series 2002-15, Class ZA, 6.00%, 4/25/2032	242	248
Series 2002-21, Class PE, 6.50%, 4/25/2032	43	44
Series 2002-28, Class PK, 6.50%, 5/25/2032	85	87
Series 2002-37, Class Z, 6.50%, 6/25/2032	42	43
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	90	5
Series 2002-48, Class GH, 6.50%, 8/25/2032	101	105
Series 2002-71, Class AP, 5.00%, 11/25/2032	9	9
Series 2011-39, Class ZA, 6.00%, 11/25/2032	811	835
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	31	32
Series 2004-61, Class SH, IF, 9.09%, 11/25/2032 (f)	11	12
Series 2004-59, Class BG, PO, 12/25/2032	22	19
Series 2002-78, Class Z, 5.50%, 12/25/2032	237	241
Series 2002-77, Class S, IF, 7.65%, 12/25/2032 (f)	18	18
Series 2003-9, Class NZ, 6.50%, 2/25/2033	50	52
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	2	—
Series 2003-22, Class UD, 4.00%, 4/25/2033	475	466
Series 2003-35, Class EA, PO, 5/25/2033	15	13
Series 2003-42, Class GB, 4.00%, 5/25/2033	34	34
Series 2003-34, Class AX, 6.00%, 5/25/2033	68	70
Series 2003-34, Class ED, 6.00%, 5/25/2033	313	321
Series 2003-34, Class GE, 6.00%, 5/25/2033	207	212
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	18	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	173	21
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	341	22
Series 2003-47, Class PE, 5.75%, 6/25/2033	140	144
Series 2003-64, Class SX, IF, 4.34%, 7/25/2033 (f)	48	46
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 2.45%, 8/25/2033 (f)	248	228
Series 2003-74, Class SH, IF, 3.46%, 8/25/2033 (f)	36	33
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	557	61
Series 2003-73, Class HC, 5.50%, 8/25/2033	214	219
Series 2003-91, Class SD, IF, 6.29%, 9/25/2033 (f)	32	33
Series 2013-100, Class WB, 3.00%, 10/25/2033	3,658	3,511

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,501	1,540
Series 2003-116, Class SB, IF, IO, 3.87%, 11/25/2033 (f)	200	15
Series 2006-44, Class P, PO, 12/25/2033	219	193
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,250	1,291
Series 2004-87, Class F, 4.48%, 1/25/2034 (f)	279	280
Series 2003-130, Class SX, IF, 5.93%, 1/25/2034 (f)	2	2
Series 2004-17, Class H, 5.50%, 4/25/2034	531	541
Series 2004-25, Class SA, IF, 9.28%, 4/25/2034 (f)	58	61
Series 2004-36, Class FA, 4.13%, 5/25/2034 (f)	399	398
Series 2004-46, Class SK, IF, 6.25%, 5/25/2034 (f)	13	14
Series 2004-46, Class QB, IF, 9.09%, 5/25/2034 (f)	38	40
Series 2004-36, Class SA, IF, 9.28%, 5/25/2034 (f)	171	183
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,006	1,035
Series 2004-51, Class SY, IF, 6.79%, 7/25/2034 (f)	29	29
Series 2005-25, Class PF, 4.08%, 4/25/2035 (f)	247	245
Series 2005-42, Class PS, IF, 7.68%, 5/25/2035 (f)	4	4
Series 2005-59, Class SU, IF, 6.87%, 6/25/2035 (f)	75	80
Series 2005-56, Class S, IF, IO, 2.98%, 7/25/2035 (f)	157	10
Series 2005-66, Class SG, IF, 8.06%, 7/25/2035 (f)	76	81
Series 2005-68, Class PG, 5.50%, 8/25/2035	147	150
Series 2005-73, Class ZB, 5.50%, 8/25/2035	1,848	1,888
Series 2005-73, Class PS, IF, 7.38%, 8/25/2035 (f)	56	57
Series 2005-72, Class SB, IF, 7.56%, 8/25/2035 (f)	30	31
Series 2005-75, Class SV, IF, 9.29%, 9/25/2035 (f)	9	10
Series 2010-39, Class OT, PO, 10/25/2035	49	43
Series 2005-84, Class XM, 5.75%, 10/25/2035	97	99
Series 2005-90, Class ES, IF, 7.56%, 10/25/2035 (f)	51	52
Series 2005-106, Class US, IF, 10.90%, 11/25/2035 (f)	122	127
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,196	1,219
Series 2005-109, Class PC, 6.00%, 12/25/2035	11	11
Series 2006-16, Class OA, PO, 3/25/2036	32	29
Series 2006-8, Class WQ, PO, 3/25/2036	448	374
Series 2006-8, Class WN, IF, IO, 2.97%, 3/25/2036 (f)	1,641	137
Series 2006-12, Class BZ, 5.50%, 3/25/2036	453	467
Series 2006-16, Class HZ, 5.50%, 3/25/2036	122	125
Series 2006-8, Class JZ, 5.50%, 3/25/2036	573	584
Series 2006-11, Class PS, IF, 10.90%, 3/25/2036 (f)	49	55
Series 2006-22, Class AO, PO, 4/25/2036	126	112
Series 2006-23, Class KO, PO, 4/25/2036	29	25
Series 2006-27, Class OH, PO, 4/25/2036	47	41
Series 2006-23, Class FK, 3.98%, 4/25/2036 (f)	295	291
Series 2006-33, Class LS, IF, 13.38%, 5/25/2036 (f)	38	45
Series 2006-43, PO, 6/25/2036	38	34
Series 2006-43, Class DO, PO, 6/25/2036	121	106
Series 2006-44, Class GO, PO, 6/25/2036	76	67
Series 2006-50, Class JO, PO, 6/25/2036	250	217
Series 2006-50, Class PS, PO, 6/25/2036	317	286
Series 2006-53, Class US, IF, IO, 2.85%, 6/25/2036 (f)	309	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-46, Class FW, 4.13%, 6/25/2036 (f)	71	71
Series 2006-46, Class SW, IF, 10.54%, 6/25/2036 (f)	11	12
Series 2006-58, PO, 7/25/2036	48	41
Series 2006-58, Class AP, PO, 7/25/2036	27	22
Series 2006-65, Class QO, PO, 7/25/2036	86	74
Series 2006-58, Class IG, IF, IO, 2.79%, 7/25/2036 (f)	89	6
Series 2006-56, Class FC, 4.02%, 7/25/2036 (f)	612	608
Series 2006-58, Class FL, 4.19%, 7/25/2036 (f)	77	76
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,005	1,041
Series 2006-63, Class ZH, 6.50%, 7/25/2036	460	487
Series 2011-19, Class ZY, 6.50%, 7/25/2036	610	645
Series 2006-60, Class AK, IF, 13.89%, 7/25/2036 (f)	46	51
Series 2006-62, Class PS, IF, 17.54%, 7/25/2036 (f)	33	45
Series 2006-72, Class TO, PO, 8/25/2036	28	23
Series 2006-79, Class DO, PO, 8/25/2036	57	49
Series 2006-79, Class OP, PO, 8/25/2036	96	79
Series 2007-7, Class SG, IF, IO, 2.77%, 8/25/2036 (f)	770	68
Series 2006-79, Class DF, 4.08%, 8/25/2036 (f)	242	240
Series 2006-77, Class PC, 6.50%, 8/25/2036	125	128
Series 2006-78, Class BZ, 6.50%, 8/25/2036	68	71
Series 2006-86, Class OB, PO, 9/25/2036	96	83
Series 2006-90, Class AO, PO, 9/25/2036	41	37
Series 2008-42, Class AO, PO, 9/25/2036	40	34
Series 2006-85, Class MZ, 6.50%, 9/25/2036	21	22
Series 2009-19, Class PW, 4.50%, 10/25/2036	399	398
Series 2006-95, Class SG, IF, 11.29%, 10/25/2036 (f)	51	61
Series 2006-109, PO, 11/25/2036	28	24
Series 2006-110, PO, 11/25/2036	128	112
Series 2006-111, Class EO, PO, 11/25/2036	74	59
Series 2006-115, Class OK, PO, 12/25/2036	71	57
Series 2006-119, PO, 12/25/2036	42	37
Series 2006-117, Class GS, IF, IO, 2.92%, 12/25/2036 (f)	376	32
Series 2006-118, Class A1, 3.82%, 12/25/2036 (f)	145	142
Series 2006-118, Class A2, 3.82%, 12/25/2036 (f)	680	668
Series 2006-115, Class ES, IF, 11.65%, 12/25/2036 (f)	5	6
Series 2006-128, PO, 1/25/2037	86	74
Series 2009-70, Class CO, PO, 1/25/2037	258	211
Series 2006-128, Class BP, 5.50%, 1/25/2037	11	11
Series 2007-10, Class FD, 3.98%, 2/25/2037 (f)	84	83
Series 2007-1, Class SD, IF, 16.64%, 2/25/2037 (f)	73	114
Series 2007-14, Class OP, PO, 3/25/2037	63	55
Series 2007-22, Class SC, IF, IO, 2.35%, 3/25/2037 (f)	3	—
Series 2007-14, Class ES, IF, IO, 2.71%, 3/25/2037 (f)	563	52
Series 2007-77, Class FG, 4.23%, 3/25/2037 (f)	157	156
Series 2007-16, Class FC, 4.48%, 3/25/2037 (f)	104	104
Series 2009-63, Class P, 5.00%, 3/25/2037	9	9
Series 2007-18, Class MZ, 6.00%, 3/25/2037	199	207
Series 2007-28, Class EO, PO, 4/25/2037	206	178

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-35, Class SI, IF, IO, 2.37%, 4/25/2037 (f)	209	9
Series 2007-29, Class SG, IF, 10.24%, 4/25/2037 (f)	110	119
Series 2007-43, Class FL, 4.03%, 5/25/2037 (f)	130	128
Series 2007-42, Class B, 6.00%, 5/25/2037	361	375
Series 2007-92, Class YS, IF, IO, 2.05%, 6/25/2037 (f)	107	7
Series 2007-53, Class SH, IF, IO, 2.37%, 6/25/2037 (f)	417	30
Series 2007-54, Class WI, IF, IO, 2.37%, 6/25/2037 (f)	92	7
Series 2007-98, Class FB, 4.18%, 6/25/2037 (f)	64	63
Series 2007-92, Class YA, 6.50%, 6/25/2037	64	67
Series 2007-67, PO, 7/25/2037	151	134
Series 2007-72, Class EK, IF, IO, 2.67%, 7/25/2037 (f)	1,123	105
Series 2007-65, Class KI, IF, IO, 2.89%, 7/25/2037 (f)	370	32
Series 2007-60, Class AX, IF, IO, 3.42%, 7/25/2037 (f)	1,579	190
Series 2007-97, Class FC, 4.23%, 7/25/2037 (f)	101	100
Series 2007-70, Class Z, 5.50%, 7/25/2037	400	410
Series 2007-62, Class SE, IF, 7.18%, 7/25/2037 (f)	83	87
Series 2007-76, Class AZ, 5.50%, 8/25/2037	49	50
Series 2007-76, Class ZG, 6.00%, 8/25/2037	100	101
Series 2007-78, Class CB, 6.00%, 8/25/2037	40	42
Series 2007-78, Class PE, 6.00%, 8/25/2037	84	87
Series 2007-81, Class GE, 6.00%, 8/25/2037	180	187
Series 2007-79, Class SB, IF, 10.35%, 8/25/2037 (f)	107	121
Series 2007-88, Class VI, IF, IO, 2.81%, 9/25/2037 (f)	528	38
Series 2007-85, Class SL, IF, 6.83%, 9/25/2037 (f)	27	27
Series 2009-86, Class OT, PO, 10/25/2037	1,310	1,120
Series 2007-100, Class SM, IF, IO, 2.72%, 10/25/2037 (f)	357	33
Series 2007-91, Class ES, IF, IO, 2.73%, 10/25/2037 (f)	587	53
Series 2007-108, Class SA, IF, IO, 2.63%, 12/25/2037 (f)	23	1
Series 2007-109, Class AI, IF, IO, 2.67%, 12/25/2037 (f)	486	36
Series 2007-112, Class SA, IF, IO, 2.72%, 12/25/2037 (f)	568	62
Series 2007-112, Class MJ, 6.50%, 12/25/2037	423	439
Series 2007-116, Class HI, IO, 1.83%, 1/25/2038 (f)	758	51
Series 2008-1, Class BI, IF, IO, 2.18%, 2/25/2038 (f)	448	31
Series 2008-4, Class SD, IF, IO, 2.27%, 2/25/2038 (f)	1,238	101
Series 2008-16, Class IS, IF, IO, 2.47%, 3/25/2038 (f)	166	11
Series 2008-10, Class XI, IF, IO, 2.50%, 3/25/2038 (f)	193	14
Series 2008-20, Class SA, IF, IO, 3.26%, 3/25/2038 (f)	176	17
Series 2008-18, Class FA, 4.63%, 3/25/2038 (f)	101	101
Series 2008-18, Class SP, IF, 6.55%, 3/25/2038 (f)	74	72
Series 2008-32, Class SA, IF, IO, 3.12%, 4/25/2038 (f)	98	7
Series 2008-27, Class SN, IF, IO, 3.17%, 4/25/2038 (f)	211	19
Series 2008-28, Class QS, IF, 9.52%, 4/25/2038 (f)	66	74
Series 2008-44, PO, 5/25/2038	7	7
Series 2008-46, Class HI, IO, 2.17%, 6/25/2038 (f)	143	6
Series 2008-53, Class CI, IF, IO, 3.47%, 7/25/2038 (f)	98	9
Series 2008-56, Class AC, 5.00%, 7/25/2038	102	101
Series 2008-60, Class JC, 5.00%, 7/25/2038	133	134
Series 2011-47, Class ZA, 5.50%, 7/25/2038	477	483

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-80, Class SA, IF, IO, 2.12%, 9/25/2038 (f)	415	31
Series 2008-81, Class SB, IF, IO, 2.12%, 9/25/2038 (f)	456	28
Series 2009-6, Class GS, IF, IO, 2.82%, 2/25/2039 (f)	260	19
Series 2009-4, Class BD, 4.50%, 2/25/2039	3	3
Series 2009-17, Class QS, IF, IO, 2.92%, 3/25/2039 (f)	96	8
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	189	27
Series 2009-47, Class MT, 7.00%, 7/25/2039	6	6
Series 2009-59, Class HB, 5.00%, 8/25/2039	791	795
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,012	1,050
Series 2009-65, Class MT, 5.00%, 9/25/2039	67	68
Series 2009-69, Class WA, 5.96%, 9/25/2039 (f)	194	196
Series 2009-84, Class WS, IF, IO, 2.17%, 10/25/2039 (f)	129	9
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	507	83
Series 2009-99, Class SC, IF, IO, 2.45%, 12/25/2039 (f)	166	11
Series 2009-103, Class MB, 6.06%, 12/25/2039 (f)	440	444
Series 2009-99, Class WA, 6.33%, 12/25/2039 (f)	414	421
Series 2009-113, Class AO, PO, 1/25/2040	108	89
Series 2009-112, Class ST, IF, IO, 2.52%, 1/25/2040 (f)	352	32
Series 2010-1, Class WA, 6.30%, 2/25/2040 (f)	94	95
Series 2010-49, Class SC, IF, 5.21%, 3/25/2040 (f)	520	503
Series 2010-16, Class WB, 6.08%, 3/25/2040 (f)	452	455
Series 2010-16, Class WA, 6.45%, 3/25/2040 (f)	279	284
Series 2010-35, Class SB, IF, IO, 2.69%, 4/25/2040 (f)	217	13
Series 2010-40, Class FJ, 4.33%, 4/25/2040 (f)	12	12
Series 2010-35, Class SJ, IF, 5.24%, 4/25/2040 (f)	287	276
Series 2010-42, Class S, IF, IO, 2.67%, 5/25/2040 (f)	144	10
Series 2010-43, Class FD, 4.33%, 5/25/2040 (f)	138	138
Series 2010-63, Class AP, PO, 6/25/2040	176	154
Series 2010-64, Class DM, 5.00%, 6/25/2040	635	638
Series 2010-58, Class MB, 5.50%, 6/25/2040	1,559	1,580
Series 2010-71, Class HJ, 5.50%, 7/25/2040	663	676
Series 2010-102, Class PN, 5.00%, 9/25/2040	479	484
Series 2010-111, Class AM, 5.50%, 10/25/2040	2,500	2,562
Series 2010-125, Class SA, IF, IO, 0.71%, 11/25/2040 (f)	1,027	30
Series 2010-147, Class SA, IF, IO, 2.80%, 1/25/2041 (f)	1,866	185
Series 2011-30, Class LS, IO, 1.87%, 4/25/2041 (f)	1,129	86
Series 2011-149, Class EF, 4.23%, 7/25/2041 (f)	63	63
Series 2011-75, Class FA, 4.28%, 8/25/2041 (f)	134	133
Series 2011-149, Class MF, 4.23%, 11/25/2041 (f)	278	277
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,872	1,974
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,437	2,554
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,198	2,319
Series 2012-99, Class FA, 4.18%, 9/25/2042 (f)	720	709
Series 2012-101, Class FC, 4.23%, 9/25/2042 (f)	431	425
Series 2012-97, Class FB, 4.23%, 9/25/2042 (f)	1,346	1,330
Series 2012-108, Class F, 4.23%, 10/25/2042 (f)	1,083	1,070
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,168	3,896
Series 2013-81, Class TA, 3.00%, 2/25/2043	714	708

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-4, Class AJ, 3.50%, 2/25/2043	748	702
Series 2013-92, PO, 9/25/2043	2,984	2,286
Series 2013-101, Class DO, PO, 10/25/2043	2,710	1,971
Series 2013-128, PO, 12/25/2043	4,669	3,602
Series 2013-135, PO, 1/25/2044	1,631	1,220
Series 2014-29, Class PS, IF, IO, 2.32%, 5/25/2044 (f)	1,552	147
Series 2018-42, Class B, 3.00%, 6/25/2048	26,771	23,924
Series 2018-63, Class DA, 3.50%, 9/25/2048	969	888
Series 2018-94, Class DZ, 4.00%, 1/25/2049	8,464	7,924
Series 2010-103, Class SB, IF, IO, 2.37%, 11/25/2049 (f)	311	23
Series 2020-90, Class PE, 2.00%, 12/25/2050	9,686	7,693
Series 2011-2, Class WA, 5.79%, 2/25/2051 (f)	177	182
Series 2011-58, Class WA, 5.51%, 7/25/2051 (f)	150	146
Series 2023-40, PO, 9/25/2053	11,775	9,917
Series 2025-18, Class MA, 0.50%, 9/25/2054	119,559	101,254
Series 2025-31, Class MA, 0.50%, 9/25/2054	7,537	6,340
Series 2026-40, Class DT, 0.25%, 6/25/2056	47,487	38,218
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,176	1,200
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	90	90
Series 2007-W5, PO, 6/25/2037	76	62
Series 2007-W7, Class 1A4, IF, 16.82%, 7/25/2037 (f)	51	66
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	7,124	7,063
Series 2003-W4, Class 2A, 4.96%, 10/25/2042 (f)	49	49
Series 2003-W1, Class 1A1, 4.67%, 12/25/2042 (f)	352	349
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (f)	103	102
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	309	319
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	512	527
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	230	234
Series 2007-W10, Class 2A, 6.10%, 8/25/2047 (f)	26	26
Series 2009-W1, Class A, 6.00%, 12/25/2049	667	684
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.59%, 6/27/2036 (f)	1,267	1,278
Series 2007-54, Class FA, 4.13%, 6/25/2037 (f)	605	599
Series 2007-64, Class FB, 4.10%, 7/25/2037 (f)	148	147
Series 2007-106, Class A7, 6.05%, 10/25/2037 (f)	126	126
Series 2002-90, Class A1, 6.50%, 6/25/2042	213	214
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	16	15
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	24	3
Series 365, Class 8, IO, 5.50%, 5/25/2036	108	19
Series 374, Class 5, IO, 5.50%, 8/25/2036	71	11
Series 393, Class 6, IO, 5.50%, 4/25/2037	23	2
Series 383, Class 33, IO, 6.00%, 1/25/2038	77	13
Series 412, Class F2, 4.23%, 8/25/2042 (f)	1,481	1,436
Series 411, Class F1, 4.28%, 8/25/2042 (f)	3,316	3,283
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 3.99%, 11/25/2046 (f)	1,707	1,694
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.03%, 6/19/2035 (f)	125	123

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2001-35, Class SA, IF, IO, 4.51%, 8/16/2031 (f)	25	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	150	150
Series 2003-58, Class BE, 6.50%, 1/20/2033	215	215
Series 2003-25, Class PZ, 5.50%, 4/20/2033	446	445
Series 2003-46, Class MG, 6.50%, 5/20/2033	157	157
Series 2003-52, Class AP, PO, 6/16/2033	82	73
Series 2003-75, Class ZX, 6.00%, 9/16/2033	242	241
Series 2010-41, Class WA, 5.79%, 10/20/2033 (f)	240	244
Series 2003-97, Class SA, IF, IO, 2.81%, 11/16/2033 (f)	62	—
Series 2003-112, Class SA, IF, IO, 2.81%, 12/16/2033 (f)	181	1
Series 2004-28, Class S, IF, 9.38%, 4/16/2034 (f)	75	80
Series 2005-7, Class JM, IF, 8.49%, 5/18/2034 (f)	1	1
Series 2004-46, PO, 6/20/2034	154	130
Series 2004-49, Class Z, 6.00%, 6/20/2034	641	644
Series 2010-103, Class WA, 5.65%, 8/20/2034 (f)	136	138
Series 2004-73, Class JL, IF, IO, 2.81%, 9/16/2034 (f)	659	50
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (f)	67	68
Series 2004-71, Class SB, IF, 11.21%, 9/20/2034 (f)	67	68
Series 2004-89, Class LS, IF, 10.67%, 10/16/2034 (f)	46	46
Series 2004-90, Class SI, IF, IO, 2.38%, 10/20/2034 (f)	901	24
Series 2004-96, Class SC, IF, IO, 2.36%, 11/20/2034 (f)	578	3
Series 2005-3, Class SK, IF, IO, 3.03%, 1/20/2035 (f)	597	17
Series 2005-68, Class DP, IF, 7.42%, 6/17/2035 (f)	115	124
Series 2008-79, Class CS, IF, 3.08%, 6/20/2035 (f)	316	316
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	64	6
Series 2005-66, Class SP, IF, 8.37%, 8/16/2035 (f)	38	41
Series 2010-14, Class CO, PO, 8/20/2035	365	307
Series 2005-65, Class SA, IF, 8.65%, 8/20/2035 (f)	27	27
Series 2005-68, Class KI, IF, IO, 2.58%, 9/20/2035 (f)	1,319	91
Series 2005-72, Class AZ, 5.50%, 9/20/2035	220	222
Series 2005-82, PO, 10/20/2035	88	74
Series 2010-14, Class BO, PO, 11/20/2035	129	109
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	128	9
Series 2006-16, Class OP, PO, 3/20/2036	113	94
Series 2006-22, Class AO, PO, 5/20/2036	163	136
Series 2006-34, PO, 7/20/2036	22	18
Series 2006-33, Class Z, 6.50%, 7/20/2036	724	737
Series 2006-38, Class ZK, 6.50%, 8/20/2036	906	904
Series 2006-59, Class SD, IF, IO, 2.98%, 10/20/2036 (f)	242	12
Series 2006-57, Class PZ, 5.56%, 10/20/2036	403	403
Series 2011-22, Class WA, 5.75%, 2/20/2037 (f)	113	115
Series 2007-9, Class CI, IF, IO, 2.48%, 3/20/2037 (f)	457	25
Series 2007-17, Class JO, PO, 4/16/2037	226	184
Series 2007-17, Class JI, IF, IO, 3.07%, 4/16/2037 (f)	582	36
Series 2007-19, Class SD, IF, IO, 2.48%, 4/20/2037 (f)	210	1
Series 2010-129, Class AW, 5.80%, 4/20/2037 (f)	193	196
Series 2007-25, Class FN, 4.04%, 5/16/2037 (f)	179	177

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-28, Class BO, PO, 5/20/2037	32	26
Series 2007-26, Class SC, IF, IO, 2.48%, 5/20/2037 (f)	389	2
Series 2007-27, Class SD, IF, IO, 2.48%, 5/20/2037 (f)	429	2
Series 2007-35, PO, 6/16/2037	598	485
Series 2007-36, Class HO, PO, 6/16/2037	57	46
Series 2007-36, Class SE, IF, IO, 2.73%, 6/16/2037 (f)	244	1
Series 2007-36, Class SJ, IF, IO, 2.53%, 6/20/2037 (f)	327	2
Series 2007-45, Class QA, IF, IO, 2.92%, 7/20/2037 (f)	492	27
Series 2007-40, Class SN, IF, IO, 2.96%, 7/20/2037 (f)	472	7
Series 2007-40, Class SD, IF, IO, 3.03%, 7/20/2037 (f)	341	6
Series 2007-53, Class ES, IF, IO, 2.83%, 9/20/2037 (f)	376	9
Series 2007-53, Class SW, IF, 9.05%, 9/20/2037 (f)	83	88
Series 2008-7, Class SP, IF, 5.97%, 10/20/2037 (f)	58	58
Series 2009-79, Class OK, PO, 11/16/2037	579	480
Series 2007-74, Class SL, IF, IO, 2.80%, 11/16/2037 (f)	459	3
Series 2007-73, Class MI, IF, IO, 2.28%, 11/20/2037 (f)	400	2
Series 2007-76, Class SB, IF, IO, 2.78%, 11/20/2037 (f)	781	5
Series 2007-67, Class SI, IF, IO, 2.79%, 11/20/2037 (f)	416	3
Series 2007-72, Class US, IF, IO, 2.83%, 11/20/2037 (f)	352	2
Series 2008-7, Class SK, IF, 8.80%, 11/20/2037 (f)	41	41
Series 2007-79, Class SY, IF, IO, 2.83%, 12/20/2037 (f)	509	2
Series 2008-1, PO, 1/20/2038	24	19
Series 2015-137, Class WA, 5.55%, 1/20/2038 (f)	1,270	1,300
Series 2009-106, Class ST, IF, IO, 2.28%, 2/20/2038 (f)	3,057	32
Series 2008-17, IO, 5.50%, 2/20/2038	78	—
Series 2008-33, Class XS, IF, IO, 3.96%, 4/16/2038 (f)	237	7
Series 2008-36, Class SH, IF, IO, 2.58%, 4/20/2038 (f)	541	3
Series 2008-40, Class SA, IF, IO, 2.66%, 5/16/2038 (f)	1,224	47
Series 2008-55, Class SA, IF, IO, 2.48%, 6/20/2038 (f)	134	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	270	275
Series 2008-60, Class CS, IF, IO, 2.43%, 7/20/2038 (f)	448	1
Series 2008-71, Class SC, IF, IO, 2.28%, 8/20/2038 (f)	152	1
Series 2012-59, Class WA, 5.58%, 8/20/2038 (f)	618	629
Series 2008-76, Class US, IF, IO, 2.18%, 9/20/2038 (f)	556	6
Series 2008-81, Class S, IF, IO, 2.48%, 9/20/2038 (f)	1,136	6
Series 2009-25, Class SE, IF, IO, 3.88%, 9/20/2038 (f)	238	2
Series 2011-97, Class WA, 6.07%, 11/20/2038 (f)	274	277
Series 2008-93, Class AS, IF, IO, 1.98%, 12/20/2038 (f)	615	27
Series 2008-96, Class SL, IF, IO, 2.28%, 12/20/2038 (f)	329	2
Series 2008-95, Class DS, IF, IO, 3.58%, 12/20/2038 (f)	995	8
Series 2011-163, Class WA, 5.83%, 12/20/2038 (f)	1,294	1,324
Series 2014-6, Class W, 5.27%, 1/20/2039 (f)	991	1,011
Series 2009-6, Class SA, IF, IO, 2.36%, 2/16/2039 (f)	243	1
Series 2009-11, Class SC, IF, IO, 2.41%, 2/16/2039 (f)	300	2
Series 2009-10, Class SA, IF, IO, 2.23%, 2/20/2039 (f)	430	26
Series 2009-6, Class SH, IF, IO, 2.32%, 2/20/2039 (f)	265	1
Series 2009-31, Class TS, IF, IO, 2.58%, 3/20/2039 (f)	87	1
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	153	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	331	15
Series 2009-22, Class SA, IF, IO, 2.55%, 4/20/2039 (f)	609	40
Series 2009-35, Class ZB, 5.50%, 5/16/2039	5,858	6,043
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	91	5
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	125	7
Series 2009-43, Class SA, IF, IO, 2.23%, 6/20/2039 (f)	416	15
Series 2009-42, Class SC, IF, IO, 2.36%, 6/20/2039 (f)	586	39
Series 2009-64, Class SN, IF, IO, 2.36%, 7/16/2039 (f)	404	16
Series 2009-72, Class SM, IF, IO, 2.51%, 8/16/2039 (f)	584	36
Series 2009-81, Class SB, IF, IO, 2.37%, 9/20/2039 (f)	1,156	87
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,587	2,690
Series 2009-106, Class AS, IF, IO, 2.66%, 11/16/2039 (f)	995	81
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,637
Series 2015-91, Class W, 5.28%, 5/20/2040 (f)	1,267	1,295
Series 2013-75, Class WA, 5.06%, 6/20/2040 (f)	321	325
Series 2011-137, Class WA, 5.58%, 7/20/2040 (f)	666	682
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,015	1,065
Series 2010-157, Class OP, PO, 12/20/2040	1,357	1,169
Series 2011-75, Class SM, IF, IO, 2.88%, 5/20/2041 (f)	694	41
Series 2013-26, Class AK, 4.70%, 9/20/2041 (f)	805	804
Series 2014-188, Class W, 4.54%, 10/20/2041 (f)	860	858
Series 2012-141, Class WA, 4.52%, 11/16/2041 (f)	1,162	1,139
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,351
Series 2012-141, Class WC, 3.74%, 1/20/2042 (f)	990	934
Series 2012-141, Class WB, 4.00%, 9/16/2042 (f)	679	643
Series 2014-41, Class W, 4.59%, 10/20/2042 (f)	953	943
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	652	660
Series 2013-91, Class WA, 4.40%, 4/20/2043 (f)	891	850
Series 2019-78, Class SW, IF, IO, 2.38%, 6/20/2049 (f)	5,363	401
Series 2020-123, Class LB, 1.00%, 8/20/2050	9,525	7,870
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (f)	38,539	473
Series 2022-9, Class P, 2.00%, 9/20/2051	18,752	16,500
Series 2021-201, Class Z, 3.00%, 11/20/2051	18,415	13,221
Series 2022-114, Class BS, IF, 8.18%, 6/20/2052 (f)	12,726	13,194
Series 2022-133, Class ES, IF, 7.82%, 7/20/2052 (f)	7,875	7,744
Series 2022-121, Class S, IF, 7.98%, 7/20/2052 (f)	10,145	10,360
Series 2024-164, Class AO, PO, 10/20/2054	7,363	5,760
Series 2025-105, Class SM, IF, 5.49%, 6/20/2055 (f)	21,998	20,310
Series 2012-H24, Class FA, 4.23%, 3/20/2060 (f)	166	166
Series 2012-H24, Class FG, 4.21%, 4/20/2060 (f)	7	7
Series 2013-H03, Class FA, 4.08%, 8/20/2060 (f)	—	—
Series 2011-H05, Class FB, 4.28%, 12/20/2060 (f)	218	217
Series 2011-H06, Class FA, 4.23%, 2/20/2061 (f)	213	213
Series 2012-H21, Class CF, 4.48%, 5/20/2061 (f)	4	4
Series 2011-H19, Class FA, 4.25%, 8/20/2061 (f)	144	144
Series 2012-H26, Class JA, 4.33%, 10/20/2061 (f)	1	1
Series 2012-H10, Class FA, 4.33%, 12/20/2061 (f)	1,300	1,299
Series 2012-H08, Class FB, 4.38%, 3/20/2062 (f)	359	360

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H07, Class MA, 4.33%, 4/20/2062 (f)	—	—
Series 2012-H08, Class FS, 4.48%, 4/20/2062 (f)	1,150	1,152
Series 2012-H15, Class FA, 4.23%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.33%, 7/20/2062 (f)	40	40
Series 2012-H18, Class NA, 4.30%, 8/20/2062 (f)	95	95
Series 2012-H28, Class FA, 4.36%, 9/20/2062 (f)	16	16
Series 2012-H29, Class FA, 4.29%, 10/20/2062 (f)	556	556
Series 2013-H02, Class HF, 4.08%, 11/20/2062 (f)	1	1
Series 2023-48, Class W, 3.98%, 12/20/2062 (f)	8,807	7,987
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.10%, 1/20/2063 (f)	772	769
Series 2013-H04, Class SA, 4.20%, 2/20/2063 (f)	370	369
Series 2013-H08, Class FC, 4.23%, 2/20/2063 (f)	408	408
Series 2013-H07, Class HA, 4.19%, 3/20/2063 (f)	571	570
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
Series 2013-H14, Class FG, 4.25%, 5/20/2063 (f)	115	115
Series 2013-H14, Class FC, 4.25%, 6/20/2063 (f)	85	85
Series 2014-H01, Class FD, 4.43%, 1/20/2064 (f)	562	562
Series 2014-H05, Class FA, 4.47%, 2/20/2064 (f)	1,390	1,394
Series 2014-H06, Class HB, 4.43%, 3/20/2064 (f)	216	216
Series 2014-H09, Class TA, 4.38%, 4/20/2064 (f)	484	485
Series 2014-H10, Class TA, 4.38%, 4/20/2064 (f)	3,289	3,291
Series 2024-57, Class PT, 4.50%, 4/20/2064	8,304	7,970
Series 2014-H11, Class VA, 4.28%, 6/20/2064 (f)	3,817	3,813
Series 2014-H15, Class FA, 4.28%, 7/20/2064 (f)	3,273	3,270
Series 2014-H17, Class FC, 4.28%, 7/20/2064 (f)	2,151	2,149
Series 2014-H19, Class FE, 4.25%, 9/20/2064 (f)	2,064	2,062
Series 2014-H20, Class LF, 4.38%, 10/20/2064 (f)	2,072	2,075
Series 2015-H02, Class FB, 4.28%, 12/20/2064 (f)	359	358
Series 2015-H03, Class FA, 4.28%, 12/20/2064 (f)	429	429
Series 2015-H07, Class ES, 4.25%, 2/20/2065 (f)	961	960
Series 2015-H05, Class FC, 4.26%, 2/20/2065 (f)	3,395	3,391
Series 2015-H06, Class FA, 4.26%, 2/20/2065 (f)	1,753	1,751
Series 2015-H08, Class FC, 4.26%, 3/20/2065 (f)	4,169	4,164
Series 2015-H10, Class FC, 4.26%, 4/20/2065 (f)	—	—
Series 2015-H12, Class FA, 4.26%, 5/20/2065 (f)	1,821	1,818
Series 2015-H15, Class FD, 4.22%, 6/20/2065 (f)	1,190	1,188
Series 2015-H15, Class FJ, 4.22%, 6/20/2065 (f)	1,495	1,492
Series 2015-H18, Class FA, 4.23%, 6/20/2065 (f)	1,206	1,205
Series 2015-H16, Class FG, 4.22%, 7/20/2065 (f)	2,352	2,348
Series 2015-H16, Class FL, 4.22%, 7/20/2065 (f)	2,549	2,545
Series 2015-H20, Class FA, 4.25%, 8/20/2065 (f)	2,006	2,003
Series 2015-H26, Class FG, 4.30%, 10/20/2065 (f)	679	679
Series 2015-H32, Class FH, 4.44%, 12/20/2065 (f)	1,196	1,197
Series 2016-H07, Class FB, 4.53%, 3/20/2066 (f)	1,234	1,238
Series 2016-H11, Class FD, 4.82%, 5/20/2066 (f)	2,444	2,460
Series 2016-H26, Class FC, 4.78%, 12/20/2066 (f)	2,374	2,393
Series 2017-H08, Class XI, IO, 2.20%, 3/20/2067 (f)	13,468	565

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H14, Class XI, IO, 1.85%, 6/20/2067 (f)	14,810	371
Series 2018-H09, Class FE, 4.54%, 6/20/2068 (f)	1,050	1,052
Series 2019-H20, Class ID, IO, 1.55%, 12/20/2069 (f)	16,284	1,014
Series 2020-H02, Class MI, IO, 1.47%, 1/20/2070 (f)	35,633	2,083
Series 2020-H05, IO, 1.30%, 3/20/2070 (f)	33,554	1,934
Series 2020-H09, IO, 1.36%, 5/20/2070 (f)	39,755	1,935
Series 2020-H09, Class CI, IO, 1.79%, 5/20/2070 (f)	36,270	2,235
Series 2020-H09, Class IC, IO, 1.91%, 5/20/2070 (f)	39,203	2,268
Series 2020-H11, IO, 1.75%, 6/20/2070 (f)	22,143	1,176
Series 2020-H12, Class IJ, IO, 1.92%, 7/20/2070 (f)	31,974	1,714
Series 2020-H12, Class HI, IO, 2.57%, 7/20/2070 (f)	27,834	2,115
Series 2020-H15, IO, 2.01%, 8/20/2070 (f)	40,336	2,339
Series 2021-H14, Class BF, 5.03%, 9/20/2071 (f)	7,928	8,143
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (f)	27,986	26,373
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (e)	18,462	18,023
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (e)	40,232	39,013
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.10%, 6/25/2034 (b) (f)	214	195
Series 2005-RP2, Class 1AF, 4.05%, 3/25/2035 (b) (f)	379	357
Series 2005-RP3, Class 1AS, IO, 0.43%, 9/25/2035 (b) (f)	2,002	13
Series 2005-RP3, Class 1AF, 4.05%, 9/25/2035 (b) (f)	2,717	2,354
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	21	20
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	137	135
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	124	127
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	82
Series 2005-5F, Class 8A3, 4.20%, 6/25/2035 (f)	56	55
Series 2005-AR6, Class 3A1, 4.30%, 9/25/2035 (f)	18	16
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	299	298
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	8	161
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,382	525
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (e)	24,975	24,981
Impac CMB Trust Series 2005-4, Class 2A1, 4.30%, 5/25/2035 (f)	335	329
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	248	183
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.40%, 5/25/2036 (f)	358	342
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (f)	269	269
Series 2006-A3, Class 6A1, 4.84%, 8/25/2034 (f)	92	92
Series 2006-A2, Class 4A1, 6.25%, 8/25/2034 (f)	891	910
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 6.74%, 9/25/2034 (f)	6	6
Series 2005-A1, Class 3A4, 5.14%, 2/25/2035 (f)	109	106
Series 2007-A1, Class 5A1, 5.81%, 7/25/2035 (f)	83	83
Series 2007-A1, Class 5A2, 5.81%, 7/25/2035 (f)	33	33
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	14,934	14,944
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.72%, 4/25/2036 (f)	267	166

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	6	6
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	424
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	41,700	41,745
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (e)	16,785	16,794
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.02%, 4/21/2034 (f)	241	239
Series 2004-3, Class 4A2, 3.91%, 4/25/2034 (f)	95	87
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (f)	45	45
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	57	54
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	546	553
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	98	100
Series 2004-6, Class 30, PO, 7/25/2034	100	81
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	58	57
Series 2004-7, Class 30, PO, 8/25/2034	54	38
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	54	46
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	2	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	36	30
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	84	82
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	51	43
Series 2004-1, Class 30, PO, 2/25/2034	7	5
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.05%, 5/25/2035 (b) (f)	4,716	2,177
Series 2006-2, Class 1A1, 4.32%, 5/25/2036 (b) (f)	458	376
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	52	34
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.32%, 10/25/2028 (f)	77	72
Series 2003-F, Class A1, 4.34%, 10/25/2028 (f)	52	51
Series 2004-A, Class A1, 4.16%, 4/25/2029 (f)	44	41
Series 2004-C, Class A2, 4.63%, 7/25/2029 (f)	55	55
Series 2003-A5, Class 2A6, 6.04%, 8/25/2033 (f)	57	56
Series 2004-A4, Class A2, 4.89%, 8/25/2034 (f)	134	128
Series 2004-1, Class 2A1, 4.92%, 12/25/2034 (f)	138	131
Series 2005-A2, Class A1, 5.11%, 2/25/2035 (f)	305	278
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	15,610	15,655
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (f)	44	42
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	408	403
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.22%, 6/15/2030 (f)	208	205
Series 2000-TBC3, Class A1, 4.18%, 12/15/2030 (f)	41	40
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	190	165
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	10,278	10,290

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	46,200	46,407
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	66	66
Series 2003-A1, Class A1, 5.50%, 5/25/2033	11	11
Series 2003-A1, Class A2, 6.00%, 5/25/2033	27	27
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (b)	3,404	3,365
P4 SFR Series 2019-STL A, 0.00%, 10/11/2026 ‡	31,509	31,219
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	16,557	15,717
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	100	100
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (e)	7,509	7,415
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (e)	39,489	39,782
RALI Trust
Series 2005-QA6, Class A32, 6.29%, 5/25/2035 (f)	577	276
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	56	47
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	20	11
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	12
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	65,158	55,800
Series 2025-2, Class MTU, 3.25%, 6/25/2065	70,593	59,610
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	5,910	5,778
Sequoia Mortgage Trust
Series 2004-8, Class A1, 4.42%, 9/20/2034 (f)	258	229
Series 2004-8, Class A2, 4.76%, 9/20/2034 (f)	222	212
Series 2004-10, Class A1A, 4.34%, 11/20/2034 (f)	100	96
Series 2004-11, Class A1, 4.32%, 12/20/2034 (f)	116	108
Series 2004-12, Class A3, 4.37%, 1/20/2035 (f)	160	159
Starwoood Anoo, 0.00%, 1/16/2027 ‡ (b)	17,623	17,558
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.39%, 10/19/2034 (f)	218	212
Series 2005-AR5, Class A3, 4.23%, 7/19/2035 (f)	701	679
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (e)	601	588
Series 2005-RF3, Class 1A, 4.05%, 6/25/2035 (b) (f)	274	237
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.24%, 11/25/2033 (f)	42	42
Series 2003-37A, Class 2A, 5.05%, 12/25/2033 (f)	277	273
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.34%, 9/25/2043 (f)	560	554
Series 2004-4, Class 3A, 5.27%, 12/25/2044 (f)	347	345
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (e)	3,475	3,450
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	84,254	75,291
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	8,343
United Mortgage Mezz, 0.00%, 2/18/2027 ‡	3,900	3,900
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	11	11
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	53	53
Series 1998-1, Class 2E, 7.00%, 3/15/2028	85	85

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-1, Class DZ, 4.25%, 4/15/2040	2,951	2,831
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 7.29%, 6/25/2033 (f)	19	18
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	98	97
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	134	136
Series 2003-AR7, Class A7, 5.61%, 8/25/2033 (f)	150	147
Series 2003-AR9, Class 1A6, 5.28%, 9/25/2033 (f)	941	930
Series 2003-AR9, Class 2A, 5.68%, 9/25/2033 (f)	80	79
Series 2003-S9, Class P, PO, 10/25/2033	8	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	728	721
Series 2003-AR11, Class A6, 5.66%, 10/25/2033 (f)	368	344
Series 2004-AR3, Class A1, 4.90%, 6/25/2034 (f)	216	207
Series 2004-AR3, Class A2, 4.90%, 6/25/2034 (f)	277	266
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	449	440
Series 2006-AR10, Class 2P, 4.06%, 9/25/2036 (f)	32	30
Series 2006-AR8, Class 1A2, 4.46%, 8/25/2046 (f)	174	165
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	20	14
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	225	222
Series 2005-2, Class 2A3, IF, IO, 1.30%, 4/25/2035 (f)	514	21
Series 2005-2, Class 1A4, IF, IO, 1.35%, 4/25/2035 (f)	2,189	87
Series 2005-4, Class CB7, 5.50%, 6/25/2035	707	655
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	782	114
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	116	101
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	62	59
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	7	6
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	76	67
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	32	29
Total Collateralized Mortgage Obligations (Cost $2,388,915)		2,321,851
Foreign Government Securities — 0.8%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	94,917	95,392
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	4,399	2,811
Republic of Chile 2.55%, 1/27/2032	9,568	8,515
Republic of Panama 5.23%, 2/23/2034	23,875	23,678
Republic of Poland 5.50%, 3/18/2054	18,163	16,826
United Mexican States
6.00%, 5/13/2030	19,624	20,242
2.66%, 5/24/2031	20,674	18,331
5.85%, 7/2/2032	33,567	33,946
5.63%, 2/9/2034	12,894	12,675
3.50%, 2/12/2034	6,211	5,291
5.63%, 9/22/2035	56,562	54,865
6.00%, 5/7/2036	8,056	8,017
6.88%, 5/13/2037	29,236	30,599

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.63%, 1/29/2038	22,624	23,107
4.75%, 3/8/2044	3,906	3,155
4.60%, 1/23/2046	15,089	11,673
4.35%, 1/15/2047	4,228	3,127
4.60%, 2/10/2048	1,928	1,459
4.40%, 2/12/2052	14,965	10,687
6.34%, 5/4/2053	4,796	4,493
3.77%, 5/24/2061	11,682	7,019
5.75%, 10/12/2110	5,118	4,175
Total Foreign Government Securities (Cost $422,288)		400,083
U.S. Government Agency Securities — 0.3%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	19,173
FHLB
1.87%, 2/8/2036	32,500	25,262
1.93%, 2/11/2036	40,000	31,041
Resolution Funding Corp. STRIPS
DN, 3.62%, 1/15/2030 (a)	30,700	26,380
DN, 3.20%, 4/15/2030 (a)	26,456	22,480
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	35,063
5.50%, 6/15/2038	493	526
4.63%, 9/15/2060	4,157	3,644
4.25%, 9/15/2065	2,604	2,112
Tennessee Valley Authority STRIPS
DN, 7.07%, 7/15/2028 (a)	3,119	2,858
DN, 4.42%, 12/15/2028 (a)	3,500	3,152
DN, 6.19%, 6/15/2035 (a)	2,242	1,459
Total U.S. Government Agency Securities (Cost $182,947)		173,150
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,380	2,545
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	13,118
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,745
Total California		18,408
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	102	102
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,461
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,951
Series 174, Rev., 4.46%, 10/1/2062	17,925	14,828
Total New York		30,342
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,170	12,861

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2020, Rev., 2.88%, 11/1/2050	4,675	2,985
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	7,789
Ohio University, General Receipts, Federally Taxable Series 2014, Rev., 5.59%, 12/1/2114	5,822	5,276
Total Ohio		28,911
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,632
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,376
Total Oklahoma		37,008
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,815
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	10,438	10,639
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	20,819
Total Texas		31,458
Total Municipal Bonds (Cost $173,648)		153,942
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A, 3.88%, 1/15/2031 (Cost $38,378)	38,781	37,236
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (k) (l) (Cost $916,952)	916,899	917,082
Total Investments — 100.1% (Cost $55,217,219)		53,000,757
Liabilities in Excess of Other Assets — (0.1)%		(47,487)
NET ASSETS — 100.0%		52,953,270

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $7,315 or 0.01% of the Fund’s net assets as of May 31, 2026.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	9,574	09/21/2026	USD	1,076,177	21,989
U.S. Treasury Ultra Bond	3,322	09/21/2026	USD	380,784	8,454
U.S. Treasury 2 Year Note	20,383	09/30/2026	USD	4,211,637	7,991
U.S. Treasury 5 Year Note	22,458	09/30/2026	USD	2,409,147	15,206
					53,640

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(11,678)	09/21/2026	USD	(1,283,303)	(11,370)
U.S. Treasury 10 Year Ultra Note	(11,958)	09/21/2026	USD	(1,341,725)	(18,375)
(29,745)
23,895

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,645,627	$2,004,828	$5,650,455
Collateralized Mortgage Obligations	—	1,968,247	353,604	2,321,851
Commercial Mortgage-Backed Securities	—	2,397,034	151,869	2,548,903
Corporate Bonds
Aerospace & Defense	—	298,601	—	298,601
Automobiles	—	38,672	—	38,672
Banks	—	3,774,833	—	3,774,833
Beverages	—	72,152	—	72,152
Biotechnology	—	234,911	—	234,911
Broadline Retail	—	69,303	—	69,303
Building Products	—	21,495	—	21,495
Capital Markets	—	1,174,897	—	1,174,897
Chemicals	—	56,849	—	56,849
Commercial Services & Supplies	—	59,352	—	59,352
Construction & Engineering	—	43,544	—	43,544
Construction Materials	—	5,586	—	5,586
Consumer Finance	—	419,351	—	419,351
Consumer Staples Distribution & Retail	—	35,524	—	35,524
Containers & Packaging	—	26,933	—	26,933
Diversified	—	—	173,797	173,797
Diversified Consumer Services	—	23,378	—	23,378
Diversified REITs	—	64,807	—	64,807
Diversified Telecommunication Services	—	262,685	—	262,685
Electric Utilities	—	1,342,205	—	1,342,205
Electronic Equipment, Instruments & Components	—	39,909	—	39,909
Energy Equipment & Services	—	25,687	—	25,687
Financial Services	—	244,395	546,181	790,576
Food Products	—	258,984	—	258,984
Gas Utilities	—	39,560	—	39,560
Ground Transportation	—	40,897	—	40,897
Health Care Equipment & Supplies	—	38,708	—	38,708
Health Care Providers & Services	—	524,917	174,933	699,850
Health Care REITs	—	31,200	—	31,200
Independent Power and Renewable Electricity Producers	—	106,821	—	106,821
Industrial REITs	—	19,811	—	19,811
Insurance	—	316,758	—	316,758
Interactive Media & Services	—	223,675	—	223,675
IT Services	—	31,931	—	31,931
Life Sciences Tools & Services	—	13,161	—	13,161
Machinery	—	6,603	—	6,603
Media	—	92,793	—	92,793
Metals & Mining	—	113,999	—	113,999
Mortgage Real Estate Investment Trusts (REITs)	—	—	60,000	60,000
Multi-Utilities	—	189,928	—	189,928
Office REITs	—	9,379	—	9,379

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$555,389	$—	$555,389
Passenger Airlines	—	14,126	—	14,126
Pharmaceuticals	—	169,459	—	169,459
Real Estate Management & Development	—	6,537	—	6,537
Residential REITs	—	38,653	—	38,653
Retail REITs	—	32,397	—	32,397
Semiconductors & Semiconductor Equipment	—	229,122	—	229,122
Software	—	245,860	—	245,860
Specialized REITs	—	82,836	—	82,836
Specialty Retail	—	15,291	—	15,291
Technology Hardware, Storage & Peripherals	—	130,453	—	130,453
Tobacco	—	43,942	—	43,942
Trading Companies & Distributors	—	33,862	—	33,862
Water Utilities	—	3,771	—	3,771
Wireless Telecommunication Services	—	71,770	—	71,770
Total Corporate Bonds	—	12,067,662	954,911	13,022,573
Foreign Government Securities	—	400,083	—	400,083
Loan Assignments	—	37,236	—	37,236
Mortgage-Backed Securities	—	10,192,362	—	10,192,362
Municipal Bonds	—	153,942	—	153,942
U.S. Government Agency Securities	—	173,150	—	173,150
U.S. Treasury Obligations	—	17,583,120	—	17,583,120
Short-Term Investments
Investment Companies	917,082	—	—	917,082
Total Investments in Securities	$917,082	$48,618,463	$3,465,212	$53,000,757
Appreciation in Other Financial Instruments
Futures Contracts	$53,640	$—	$—	$53,640
Depreciation in Other Financial Instruments
Futures Contracts	$(29,745)	$—	$—	$(29,745)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$23,895	$—	$—	$23,895
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$1,762,352	$1,969	$(18,915)	$143	$368,163	$(100,814)	$59,164	$(67,234)	$—	$2,004,828
Collateralized Mortgage Obligations	278,007	—	(1,500)	26	118,004	(56,191)	—	(37,543)	52,801	353,604
Commercial Mortgage-Backed Securities	213,844	—	345	52	11,831	(21,402)	—	—	(52,801)	151,869
Corporate Bonds	753,230	— (b)	(922)	(142)	237,202	(34,457)	—	—	—	954,911
Total	$3,007,433	$1,969	$(20,992)	$79	$735,200	$(212,864)	$59,164	$(104,777)	$—	$3,465,212

[1]	Purchases include all purchases of securities and securities received in corporate actions.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(19,334).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$546,001	Discounted Cash Flow	Constant Default Rate	0.00% - 40.42% (0.14%)
			Constant Prepayment Rate	0.00% - 5.00% (0.28%)
			Yield (Discount Rate of Cash Flows)	5.31% - 19.05% (6.72%)
Asset-Backed Securities	546,001
	30,696	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (33.73%)
			Yield (Discount Rate of Cash Flows)	5.08% - 8.07% (6.89%)
Collateralized Mortgage Obligations	30,696
	106,454	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.35% - 5.60% (5.01%)

Commercial Mortgage-Backed Securities	106,454
	734,629	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.14% - 13.00% (9.04%)

Corporate Bonds	734,629
Total	$1,417,780

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $2,047,432. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$1,070,292	$2,965,478	$3,118,436	$(165)	$(87)	$917,082	916,899	$7,048	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.